FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04986
                                   ---------

                FRANKLIN INVESTORS SECURITIES TRUST
                -----------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
       (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  7/31/07
                           -------



Item 1. Schedule of Investments.


Franklin Investors Securities Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JULY 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin Adjustable U.S. Government Securities Fund .....................      3
Franklin Balanced Fund ..................................................      9
Franklin Convertible Securities Fund ....................................     14
Franklin Equity Income Fund .............................................     18
Franklin Floating Rate Daily Access Fund ................................     21
Franklin Limited Maturity U.S. Government Securities Fund ...............     36
Franklin Low Duration Total Return Fund .................................     39
Franklin Real Return Fund ...............................................     44
Franklin Total Return Fund ..............................................     48
Notes to Statements of Investments ......................................     64

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series


                                         Quarterly Statements of Investments | 1

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

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
    FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                   PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 85.2%
    MORTGAGE-BACKED SECURITIES 85.2%
  a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 19.4%
    FHLMC, 5.789%, 6/01/26 ...........................................................      $    432,180     $     442,240
    FHLMC, 5.797%, 2/01/37 ...........................................................         6,916,144         6,936,954
    FHLMC, 5.856%, 3/01/32 ...........................................................         1,423,619         1,436,422
    FHLMC, 5.864%, 1/01/23 ...........................................................           508,376           508,833
    FHLMC, 5.935%, 11/01/35 ..........................................................           552,367           568,177
    FHLMC, 6.128%, 12/01/19 ..........................................................         1,944,512         1,970,851
    FHLMC, 6.199%, 11/01/25 ..........................................................         4,753,977         4,774,531
    FHLMC, 6.202%, 6/01/29 ...........................................................         3,330,631         3,376,840
    FHLMC, 6.23%, 9/01/36 ............................................................         4,704,220         4,753,849
    FHLMC, 6.521%, 5/01/26 ...........................................................           217,003           218,760
    FHLMC, 6.725%, 12/01/27 ..........................................................            53,887            55,111
    FHLMC, 6.75%, 11/01/16 ...........................................................           491,309           495,399
    FHLMC, 6.769%, 10/01/29 ..........................................................           150,632           150,837
    FHLMC, 6.789%, 4/01/25 ...........................................................         1,545,707         1,557,188
    FHLMC, 6.884%, 12/01/21 ..........................................................            70,315            71,598
    FHLMC, 6.977%, 12/01/16 ..........................................................           296,475           297,798
    FHLMC, 6.984%, 2/01/33 ...........................................................           287,278           290,061
    FHLMC, 6.985%, 5/01/20 ...........................................................         1,731,313         1,739,000
    FHLMC, 7.052%, 4/01/29 ...........................................................         1,506,076         1,516,373
    FHLMC, 7.058%, 9/01/19 - 7/01/27 .................................................           946,657           952,633
    FHLMC, 7.067%, 7/01/18 ...........................................................           209,907           212,081
    FHLMC, 7.069%, 4/01/19 ...........................................................           965,531           973,399
    FHLMC, 7.079%, 4/01/25 ...........................................................         1,588,736         1,599,937
    FHLMC, 7.127%, 9/01/18 ...........................................................         1,051,074         1,060,116
    FHLMC, 7.173%, 3/01/18 ...........................................................           227,413           229,870
    FHLMC, 7.174%, 9/01/32 ...........................................................         1,352,988         1,372,368
    FHLMC, 7.203%, 10/01/24 ..........................................................         1,237,574         1,261,681
    FHLMC, 7.226%, 5/01/32 ...........................................................         1,206,257         1,219,118
    FHLMC, 7.228%, 5/01/25 ...........................................................           340,551           346,307
    FHLMC, 7.235%, 10/01/18 ..........................................................           142,560           143,850
    FHLMC, 7.24%, 3/01/19 ............................................................            50,664            51,276
    FHLMC, 7.241%, 8/01/30 ...........................................................         3,378,526         3,428,063
    FHLMC, 7.262%, 8/01/27 ...........................................................         1,575,016         1,622,287
    FHLMC, 7.267%, 4/01/18 ...........................................................           783,210           788,054
    FHLMC, 7.269%, 8/01/32 ...........................................................         3,014,853         3,059,412
    FHLMC, 7.275%, 3/01/32 ...........................................................           451,802           455,997
    FHLMC, 7.283%, 8/01/31 ...........................................................            63,826            64,233
    FHLMC, 7.287%, 11/01/31 ..........................................................         3,018,023         3,069,355
    FHLMC, 7.292%, 8/01/32 ...........................................................           547,157           551,106
    FHLMC, 7.302%, 7/01/20 ...........................................................           107,186           108,292
    FHLMC, 7.303%, 11/01/29 ..........................................................         3,664,174         3,739,552
    FHLMC, 7.329%, 1/01/23 ...........................................................         4,388,295         4,468,715
    FHLMC, 7.331%, 10/01/25 ..........................................................           480,981           485,673
    FHLMC, 7.351%, 9/01/31 ...........................................................           210,874           210,841
    FHLMC, 7.358%, 8/01/30 ...........................................................           192,038           193,692


                                         Quarterly Statements of Investments | 3

Franklin Investors Securities Trust

---------------------------------------------------------------------------------------------------------------------------
    FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                   PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
  a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE (CONTINUED)
    FHLMC, 7.365%, 4/01/30 ...........................................................      $    341,980     $     344,826
    FHLMC, 7.376%, 7/01/29 ...........................................................           158,898           161,071
    FHLMC, 7.408%, 9/01/31 ...........................................................           328,559           330,988
    FHLMC, 7.44%, 5/01/32 ............................................................           303,371           302,651
    FHLMC, 7.508%, 6/01/26 ...........................................................         3,764,834         3,797,399
    FHLMC, 7.508%, 12/01/30 ..........................................................         1,534,668         1,573,505
    FHLMC, 7.526%, 8/01/31 ...........................................................            73,390            73,850
    FHLMC, 7.705%, 2/01/19 ...........................................................           150,547           150,391
    FHLMC, 7.71%, 12/01/28 ...........................................................           340,348           347,267
    FHLMC, 7.784%, 11/01/29 ..........................................................           875,304           890,115
                                                                                                             --------------
                                                                                                                70,800,793
                                                                                                             --------------
  a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 56.3%
    FNMA, 4.21%, 11/01/34 ............................................................         1,088,405         1,096,443
    FNMA, 4.282%, 3/01/33 ............................................................         4,764,309         4,769,559
    FNMA, 4.631%, 9/01/32 ............................................................         1,557,785         1,560,516
    FNMA, 4.725%, 9/01/32 ............................................................         3,771,034         3,810,471
    FNMA, 4.78%, 2/01/33 .............................................................         2,110,899         2,155,031
    FNMA, 4.941%, 4/01/35 ............................................................         1,010,694         1,008,548
    FNMA, 4.956%, 12/01/32 ...........................................................         3,222,783         3,279,918
    FNMA, 5.275%, 8/01/32 ............................................................           464,005           472,855
    FNMA, 5.299%, 11/01/17 ...........................................................         1,989,453         2,000,561
    FNMA, 5.465%, 3/01/20 ............................................................            99,174           101,645
    FNMA, 5.471%, 1/01/26 ............................................................           734,031           753,661
    FNMA, 5.474%, 8/01/26 ............................................................           157,226           157,772
    FNMA, 5.474%, 8/01/33 ............................................................         8,077,451         8,139,158
    FNMA, 5.474%, 9/01/34 ............................................................         4,380,621         4,398,400
    FNMA, 5.474%, 3/01/35 ............................................................         5,146,667         5,189,096
    FNMA, 5.494%, 9/01/32 ............................................................         1,700,714         1,713,198
    FNMA, 5.496%, 5/01/18 ............................................................         5,203,889         5,207,651
    FNMA, 5.50%, 1/01/17 - 10/01/28 ..................................................           824,188           824,388
    FNMA, 5.522%, 5/01/36 ............................................................         3,359,408         3,387,646
    FNMA, 5.524%, 5/01/36 ............................................................         2,008,963         2,025,850
    FNMA, 5.529%, 1/01/32 ............................................................         1,881,562         1,900,144
    FNMA, 5.543%, 1/01/18 ............................................................         7,934,438         7,908,158
    FNMA, 5.543%, 6/01/20 ............................................................         1,577,848         1,584,305
    FNMA, 5.543%, 1/01/29 ............................................................         4,113,487         4,049,369
    FNMA, 5.549%, 3/01/33 ............................................................         2,708,195         2,729,060
    FNMA, 5.59%, 3/01/19 .............................................................         2,597,503         2,604,410
    FNMA, 5.611%, 5/01/19 ............................................................           899,631           902,024
    FNMA, 5.614%, 4/01/22 ............................................................         1,174,481         1,182,747
    FNMA, 5.639%, 5/01/21 ............................................................           398,674           403,134
    FNMA, 5.642%, 9/01/18 ............................................................         2,324,066         2,355,346
    FNMA, 5.692%, 7/01/24 ............................................................         1,132,368         1,140,684
    FNMA, 5.848%, 5/01/21 ............................................................           773,784           785,332
    FNMA, 5.878%, 5/01/36 ............................................................         8,689,977         8,718,728


4 | Quarterly Statements of Investments

Franklin Investors Securities Trust

---------------------------------------------------------------------------------------------------------------------------
    FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                   PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
  a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
    FNMA, 5.901%, 12/01/17 ...........................................................      $    207,146     $     210,443
    FNMA, 5.98%, 1/01/19 .............................................................           886,476           892,608
    FNMA, 5.985%, 6/01/29 ............................................................         1,206,563         1,227,263
    FNMA, 5.99%, 4/01/19 .............................................................         1,047,299         1,052,345
    FNMA, 5.998%, 12/01/24 ...........................................................           539,461           550,677
    FNMA, 6.001%, 1/01/19 ............................................................         1,720,287         1,732,258
    FNMA, 6.134%, 4/01/34 ............................................................         6,406,405         6,490,728
    FNMA, 6.165%, 8/01/36 ............................................................        22,740,479        22,924,338
    FNMA, 6.17%, 8/01/21 .............................................................         2,250,022         2,269,273
    FNMA, 6.218%, 9/01/36 ............................................................         5,988,686         6,029,214
    FNMA, 6.263%, 10/01/17 ...........................................................           262,042           263,697
    FNMA, 6.276%, 7/01/17 ............................................................           904,114           920,519
    FNMA, 6.324%, 10/01/22 ...........................................................           588,504           593,906
    FNMA, 6.385%, 8/01/22 ............................................................            74,175            75,960
    FNMA, 6.418%, 10/01/14 ...........................................................           114,903           115,072
    FNMA, 6.505%, 9/01/32 ............................................................           625,994           635,425
    FNMA, 6.52%, 6/01/19 - 11/01/31 ..................................................           650,287           651,796
    FNMA, 6.532%, 3/01/26 ............................................................           882,030           903,267
    FNMA, 6.577%, 1/01/25 ............................................................         2,779,269         2,803,830
    FNMA, 6.582%, 2/01/30 ............................................................           382,824           387,723
    FNMA, 6.607%, 7/01/33 ............................................................         1,076,901         1,084,351
    FNMA, 6.633%, 1/01/19 ............................................................           492,705           496,010
    FNMA, 6.66%, 3/01/20 .............................................................         2,578,684         2,595,698
    FNMA, 6.707%, 1/01/16 ............................................................           760,566           758,941
    FNMA, 6.734%, 10/01/32 ...........................................................         1,065,975         1,077,672
    FNMA, 6.776%, 1/01/35 ............................................................           975,044           989,348
    FNMA, 6.783%, 5/01/19 ............................................................           364,905           366,647
    FNMA, 6.823%, 7/01/24 ............................................................           477,729           476,863
    FNMA, 6.861%, 7/01/32 ............................................................           394,849           396,674
    FNMA, 6.875%, 12/01/20 ...........................................................           207,039           210,907
    FNMA, 6.893%, 11/01/18 ...........................................................           106,257           108,046
    FNMA, 6.906%, 5/01/32 ............................................................           862,604           876,420
    FNMA, 6.913%, 6/01/17 ............................................................             7,434             7,503
    FNMA, 6.939%, 4/01/27 ............................................................         3,162,325         3,232,437
    FNMA, 6.95%, 12/01/17 ............................................................           121,133           121,515
    FNMA, 6.962%, 4/01/18 ............................................................           168,754           172,678
    FNMA, 6.964%, 4/01/32 ............................................................           847,048           861,812
    FNMA, 6.971%, 6/01/32 ............................................................         1,049,035         1,063,789
    FNMA, 6.975%, 3/01/18 ............................................................           143,479           144,085
    FNMA, 6.979%, 1/01/19 ............................................................           392,363           396,215
    FNMA, 6.985%, 6/01/19 ............................................................           141,791           142,811
    FNMA, 6.989%, 2/01/20 ............................................................           505,707           513,536
    FNMA, 7.00%, 8/01/16 .............................................................            10,461            10,435
    FNMA, 7.001%, 6/01/32 ............................................................           379,936           384,661
    FNMA, 7.005%, 10/01/31 ...........................................................           425,512           433,548
    FNMA, 7.015%, 2/01/31 ............................................................           196,142           197,989


                                         Quarterly Statements of Investments | 5

Franklin Investors Securities Trust

--------------------------------------------------------------------------------------------------------------------------
    FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                   PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
  a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
    FNMA, 7.034%, 12/01/20 ...........................................................     $    385,714     $     386,913
    FNMA, 7.037%, 4/01/32 ............................................................          687,226           692,811
    FNMA, 7.063%, 6/01/31 ............................................................          683,598           690,869
    FNMA, 7.074%, 3/01/22 ............................................................           21,054            21,256
    FNMA, 7.077%, 3/01/19 ............................................................          331,322           331,426
    FNMA, 7.09%, 3/01/32 .............................................................          215,607           217,986
    FNMA, 7.095%, 6/01/19 - 11/01/27 .................................................          529,795           530,807
    FNMA, 7.10%, 6/01/19 .............................................................          203,765           205,486
    FNMA, 7.104%, 7/01/31 ............................................................           85,307            86,262
    FNMA, 7.105%, 8/01/29 ............................................................          406,696           411,277
    FNMA, 7.121%, 10/01/24 ...........................................................        6,857,324         7,032,229
    FNMA, 7.128%, 10/01/32 ...........................................................          135,676           136,952
    FNMA, 7.131%, 10/01/19 ...........................................................          397,481           400,369
    FNMA, 7.135%, 8/01/29 ............................................................          251,782           249,446
    FNMA, 7.143%, 9/01/31 ............................................................          292,516           296,145
    FNMA, 7.147%, 3/01/20 ............................................................          233,142           233,324
    FNMA, 7.155%, 6/01/31 ............................................................          608,165           615,428
    FNMA, 7.163%, 3/01/32 ............................................................        2,736,250         2,769,469
    FNMA, 7.168%, 9/01/22 ............................................................        1,082,163         1,087,439
    FNMA, 7.172%, 2/01/29 ............................................................          356,272           360,846
    FNMA, 7.18%, 8/01/31 .............................................................          196,155           196,370
    FNMA, 7.185%, 6/01/32 ............................................................          143,685           145,721
    FNMA, 7.191%, 11/01/20 ...........................................................          202,054           204,157
    FNMA, 7.195%, 4/01/19 ............................................................          640,951           645,722
    FNMA, 7.195%, 2/01/25 ............................................................           35,101            35,533
    FNMA, 7.195%, 1/01/31 ............................................................          701,725           706,344
    FNMA, 7.196%, 12/01/19 ...........................................................          293,404           297,764
    FNMA, 7.20%, 3/01/19 .............................................................          155,935           157,522
    FNMA, 7.201%, 3/01/32 ............................................................          416,481           419,264
    FNMA, 7.206%, 2/01/32 ............................................................          690,786           695,502
    FNMA, 7.214%, 5/01/27 ............................................................        1,966,273         2,021,254
    FNMA, 7.215%, 5/01/31 ............................................................          118,551           120,317
    FNMA, 7.24%, 1/01/29 .............................................................          581,312           598,974
    FNMA, 7.244%, 11/01/31 ...........................................................          195,198           197,333
    FNMA, 7.248%, 1/01/31 ............................................................          807,046           820,921
    FNMA, 7.25%, 2/01/19 - 2/01/32 ...................................................          405,875           408,743
    FNMA, 7.254%, 6/01/27 ............................................................          692,055           696,685
    FNMA, 7.271%, 9/01/39 ............................................................          817,293           826,219
    FNMA, 7.281%, 4/01/31 ............................................................        1,499,973         1,513,047
    FNMA, 7.286%, 11/01/30 ...........................................................        5,202,855         5,343,418
    FNMA, 7.288%, 3/01/21 ............................................................          106,951           107,453
    FNMA, 7.291%, 12/01/27 ...........................................................        1,017,079         1,023,003
    FNMA, 7.294%, 12/01/32 ...........................................................          882,526           901,748


6 | Quarterly Statements of Investments

Franklin Investors Securities Trust

---------------------------------------------------------------------------------------------------------------------------
    FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                   PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
  a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
    FNMA, 7.307%, 6/01/32 ............................................................      $    336,825     $     340,050
    FNMA, 7.309%, 12/01/18 ...........................................................           230,373           231,039
    FNMA, 7.314%, 10/01/30 ...........................................................           538,767           539,821
    FNMA, 7.323%, 11/01/36 ...........................................................           692,587           698,305
    FNMA, 7.326%, 5/01/25 ............................................................         1,157,176         1,164,323
    FNMA, 7.34%, 5/01/32 .............................................................           702,244           706,366
    FNMA, 7.341%, 5/01/32 ............................................................           819,835           828,362
    FNMA, 7.343%, 11/01/17 ...........................................................           944,382           954,730
    FNMA, 7.387%, 11/01/26 ...........................................................            89,679            89,995
    FNMA, 7.39%, 5/01/29 .............................................................           241,814           244,979
    FNMA, 7.393%, 8/01/28 ............................................................         1,547,839         1,565,164
    FNMA, 7.395%, 9/01/30 ............................................................           287,658           288,404
    FNMA, 7.405%, 11/01/31 ...........................................................            81,564            82,299
    FNMA, 7.443%, 6/01/19 ............................................................           528,383           533,078
    FNMA, 7.465%, 4/01/30 ............................................................           694,557           702,944
    FNMA, 7.578%, 7/01/26 ............................................................           953,631           964,775
    FNMA, 7.598%, 9/01/29 ............................................................           201,009           202,407
    FNMA, 7.634%, 9/01/25 ............................................................           562,029           569,377
    FNMA, 7.677%, 1/01/29 ............................................................           578,131           585,253
    FNMA, 7.716%, 6/01/28 ............................................................         2,368,862         2,447,484
    FNMA, 7.728%, 5/01/19 ............................................................           302,239           306,099
    FNMA, 7.737%, 3/01/25 ............................................................           205,570           205,096
                                                                                                             --------------
                                                                                                               205,256,845
                                                                                                             --------------
  a GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 9.5%
    GNMA, 5.50%, 7/20/29 - 9/20/31 ...................................................         5,480,106         5,535,690
    GNMA, 5.75%, 7/20/21 - 9/20/27 ...................................................         3,784,266         3,831,271
    GNMA, 6.125%, 10/20/23 - 10/20/26 ................................................         9,306,659         9,401,100
    GNMA, 6.375%, 4/20/22 - 6/20/31 ..................................................        15,766,677        15,940,558
    GNMA, 6.75%, 7/20/25 .............................................................            40,100            40,315
                                                                                                             --------------
                                                                                                                34,748,934
                                                                                                             --------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $315,012,410) .............................                         310,806,572
                                                                                                             --------------
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
       (COST $82,262) 0.0% b
    FINANCE 0.0% b
  a Travelers Mortgage Services Inc., 1998-5A, A, FRN, 8.055%, 12/25/18 ..............            80,871            80,871
                                                                                                             --------------
    TOTAL LONG TERM INVESTMENTS (COST $315,094,672) ..................................                         310,887,443
                                                                                                             --------------

                                                                                          ----------------
                                                                                               SHARES
                                                                                          ----------------
    SHORT TERM INVESTMENTS 14.4%
    MONEY MARKET FUND (COST $18,290,939) 5.0%
  c Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% .............        18,290,939        18,290,939
                                                                                                             --------------


                                         Quarterly Statements of Investments | 7

Franklin Investors Securities Trust

---------------------------------------------------------------------------------------------------------------------------
    FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                   PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    REPURCHASE AGREEMENT (COST $34,350,488) 9.4%
  d Joint Repurchase Agreement, 5.189%, 8/01/07 (Maturity Value $34,355,439) .........      $ 34,350,488     $  34,350,488
       ABN AMRO Bank, NV, New York Branch (Maturity Value $2,687,970)
       Banc of America Securities LLC (Maturity Value $2,687,970)
       Barclays Capital Inc. (Maturity Value $2,687,970)
       Bear, Stearns & Co. Inc. (Maturity Value $2,687,970)
       BNP Paribas Securities Corp. (Maturity Value $2,687,970)
       Deutsche Bank Securities Inc. (Maturity Value $2,687,970)
       Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $2,687,970)
       Goldman, Sachs & Co. (Maturity Value $2,687,970)
       Greenwich Capital Markets Inc. (Maturity Value $2,687,970)
       Lehman Brothers Inc. (Maturity Value $2,099,799)
       Merrill Lynch Government Securities Inc. (Maturity Value $2,687,970)
       Morgan Stanley & Co. Inc. (Maturity Value $2,687,970)
       UBS Securities LLC (Maturity Value $2,687,970)
          Collateralized by U.S. Government Agency Securities, 3.00% - 6.625%,
            8/23/07 - 6/28/12;
            e U.S. Government Agency Discount Notes, 10/26/07; e U.S. Treasury
               Bill, 8/09/07 and
               U.S. Treasury Notes, 3.375% - 6.50%, 11/15/08 - 6/30/12
                                                                                                             --------------
    TOTAL INVESTMENTS (COST $367,736,099) 99.6% ......................................                         363,528,870
    OTHER ASSETS, LESS LIABILITIES 0.4% ..............................................                           1,420,628
                                                                                                             --------------
    NET ASSETS 100.0% ................................................................                       $ 364,949,498
                                                                                                             ==============

See Selected Portfolio Abbreviations on page 63.

a The coupon rate shown represents the rate at period end.

b Rounds to less than 0.1% of net assets.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

d Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2007, all repurchase agreements had been entered into on that date.

e The security is traded on a discount basis with no stated coupon rate.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BALANCED FUND                                                           COUNTRY              SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 87.1%
    COMMON STOCKS 48.0%
    CONSUMER DURABLES 0.5%
    KB Home .................................................................     United States              5,000      $   159,050
                                                                                                                        ------------
    CONSUMER NON-DURABLES 2.0%
    Anheuser-Busch Cos. Inc. ................................................     United States              8,200          399,914
    The Procter & Gamble Co. ................................................     United States              4,000          247,440
                                                                                                                        ------------
                                                                                                                            647,354
                                                                                                                        ------------
    CONSUMER SERVICES 0.7%
  a Starbucks Corp. .........................................................     United States              8,000          213,440
                                                                                                                        ------------
    ELECTRONIC TECHNOLOGY 3.7%
  a Cisco Systems Inc. ......................................................     United States             10,000          289,100
    Intel Corp. .............................................................     United States             30,000          708,600
    QUALCOMM Inc. ...........................................................     United States              5,000          208,250
                                                                                                                        ------------
                                                                                                                          1,205,950
                                                                                                                        ------------
    ENERGY MINERALS 4.1%
    Chesapeake Energy Corp. .................................................     United States             15,000          510,600
    Chevron Corp. ...........................................................     United States              3,600          306,936
    ConocoPhillips ..........................................................     United States              6,000          485,040
                                                                                                                        ------------
                                                                                                                          1,302,576
                                                                                                                        ------------
    FINANCE 8.3%
    Bank of America Corp. ...................................................     United States             15,000          711,300
    Capital One Financial Corp. .............................................     United States              7,000          495,320
    Citigroup Inc. ..........................................................     United States              6,000          279,420
    iStar Financial Inc. ....................................................     United States              4,000          145,320
    Merrill Lynch & Co. Inc. ................................................     United States              6,000          445,200
    Morgan Stanley ..........................................................     United States              2,300          146,901
    Washington Mutual Inc. ..................................................     United States             12,000          450,360
                                                                                                                        ------------
                                                                                                                          2,673,821
                                                                                                                        ------------
    HEALTH TECHNOLOGY 8.1%
  a Amgen Inc. ..............................................................     United States              4,000          214,960
  a Genentech Inc. ..........................................................     United States              6,000          446,280
    Johnson & Johnson .......................................................     United States             15,000          907,500
    Pfizer Inc. .............................................................     United States             30,000          705,300
    Schering-Plough Corp. ...................................................     United States             12,000          342,480
                                                                                                                        ------------
                                                                                                                          2,616,520
                                                                                                                        ------------
    INDUSTRIAL SERVICES 2.6%
    Halliburton Co. .........................................................     United States             15,000          540,300
  a Nabors Industries Ltd. ..................................................        Bermuda                10,000          292,400
                                                                                                                        ------------
                                                                                                                            832,700
                                                                                                                        ------------
    PROCESS INDUSTRIES 0.8%
    The Dow Chemical Co. ....................................................     United States              5,700          247,836
                                                                                                                        ------------


                                         Quarterly Statements of Investments | 9

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BALANCED FUND                                                           COUNTRY              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    PRODUCER MANUFACTURING 6.8%
    3M Co. ..................................................................     United States              8,000      $   711,360
    Caterpillar Inc. ........................................................     United States              8,000          630,400
    General Electric Co. ....................................................     United States             12,000          465,120
    United Technologies Corp. ...............................................     United States              5,000          364,850
                                                                                                                        ------------
                                                                                                                          2,171,730
                                                                                                                        ------------
    RETAIL TRADE 3.6%
    Best Buy Co. Inc. .......................................................     United States             13,000          579,670
    The Gap Inc. ............................................................     United States             13,000          223,600
    Wal-Mart Stores Inc. ....................................................     United States              8,000          367,600
                                                                                                                        ------------
                                                                                                                          1,170,870
                                                                                                                        ------------
    TRANSPORTATION 1.4%
    United Parcel Service Inc., B ...........................................     United States              6,000          454,320
                                                                                                                        ------------
    UTILITIES 5.4%
    Ameren Corp. ............................................................     United States              6,000          287,880
    Duke Energy Corp. .......................................................     United States             20,000          340,600
    FirstEnergy Corp. .......................................................     United States              2,800          170,100
    Public Service Enterprise Group Inc. ....................................     United States              3,200          275,680
    TXU Corp. ...............................................................     United States             10,000          652,500
                                                                                                                        ------------
                                                                                                                          1,726,760
                                                                                                                        ------------
    TOTAL COMMON STOCKS (COST $14,545,735) ..................................                                            15,422,927
                                                                                                                        ------------
    CONVERTIBLE PREFERRED STOCKS 2.9%
    ELECTRONIC TECHNOLOGY 1.3%
    Citigroup Funding into Texas Instrument Inc., 7.50%, cvt. pfd. ..........     United States             13,000          423,245
                                                                                                                        ------------
    ENERGY MINERALS 1.0%
  b Goldman Sachs Group Inc. into Peabody Energy Corp., 10.00%, cvt. pfd.,
       144A .................................................................     United States              7,500          306,195
                                                                                                                        ------------
    NON-ENERGY MINERALS 0.6%
  b Morgan Stanley into Newmont Mining Corp., 8.50%, cvt. pfd., 144A ........     United States              5,000          207,575
                                                                                                                        ------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $850,933) ......................                                               937,015
                                                                                                                        ------------

                                                                                                    ------------------
                                                                                                    PRINCIPAL AMOUNT c
                                                                                                    ------------------
    CORPORATE BONDS 32.8%
    COMMERCIAL SERVICES 0.8%
    R.H. Donnelley Corp., senior discount note, 6.875%, 1/15/13 .............     United States        $   300,000          271,500
                                                                                                                        ------------
    COMMUNICATIONS 2.4%
    Embarq Corp., senior note, 7.082%, 6/01/16 ..............................     United States            250,000          250,176
    Telecom Italia Capital, senior note,
       4.95%, 9/30/14 .......................................................         Italy                100,000           91,712
       7.20%, 7/18/36 .......................................................         Italy                150,000          152,813
    Verizon New York Inc., senior deb., A, 6.875%, 4/01/12 ..................     United States            250,000          261,051
                                                                                                                        ------------
                                                                                                                            755,752
                                                                                                                        ------------


10 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BALANCED FUND                                                           COUNTRY        PRINCIPAL AMOUNT c     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    CONSUMER DURABLES 1.8%
    Ford Motor Credit Co. LLC, senior note, 9.75%, 9/15/10 ..................     United States        $   400,000      $   404,211
    KB Home, senior note, 6.25%, 6/15/15 ....................................     United States            200,000          167,000
                                                                                                                        ------------
                                                                                                                            571,211
                                                                                                                        ------------
    CONSUMER NON-DURABLES 0.6%
  b Miller Brewing Co., 144A, 5.50%, 8/15/13 ................................     United States            200,000          198,802
                                                                                                                        ------------
    CONSUMER SERVICES 0.9%
    Comcast Corp., senior note, 5.85%, 1/15/10 ..............................     United States            200,000          201,755
    MGM MIRAGE, senior note, 5.875%, 2/27/14 ................................     United States            100,000           88,000
                                                                                                                        ------------
                                                                                                                            289,755
                                                                                                                        ------------
    ELECTRONIC TECHNOLOGY 1.1%
  b Freescale Semiconductor Inc., senior note, 144A, 8.875%, 12/15/14 .......     United States            400,000          367,000
                                                                                                                        ------------
    ENERGY MINERALS 3.1%
  b Gaz Capital SA, 144A, 6.212%, 11/22/16 ..................................       Luxembourg             200,000          190,260
    Valero Energy Corp., 6.125%, 6/15/17 ....................................     United States            400,000          402,232
    XTO Energy Inc., senior note, 5.90%, 8/01/12 ............................     United States            400,000          405,053
                                                                                                                        ------------
                                                                                                                            997,545
                                                                                                                        ------------
    FINANCE 13.4%
b,d BNP Paribas, 144A, 7.195%, Perpetual ....................................         France               300,000          291,116
  b Capmark Financial Group Inc., 144A, 6.30%, 5/10/17 ......................     United States            200,000          177,476
    ERP Operating LP, 5.75%, 6/15/17 ........................................     United States            250,000          242,773
  e Fifth Third Capital Trust IV, junior sub. note, FRN, 6.50%, 4/15/67 .....     United States            100,000           94,833
  e Genworth Financial Inc., junior sub. note, FRN, 6.15%, 11/15/66 .........     United States            400,000          365,566
    GMAC LLC, 6.875%, 8/28/12 ...............................................     United States            100,000           92,079
    International Lease Finance Corp., 4.75%, 2/15/08 .......................     United States            200,000          199,141
    JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37 ..................     United States            300,000          275,317
  b Lazard Group, senior note, 144A, 6.85%, 6/15/17 .........................     United States            300,000          301,147
    Lehman Brothers Holdings Inc., junior sub. note, 6.50%, 7/19/17 .........     United States            400,000          393,562
    Lincoln National Corp., 6.05%, 4/20/17 ..................................     United States            300,000          281,139
  b Lukoil International Finance BV, 144A, 6.656%, 6/07/22 ..................      Netherlands             250,000          232,500
  e MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66 ....................     United States            350,000          313,956
    Morgan Stanley, sub. note, 4.75%, 4/01/14 ...............................     United States            200,000          187,789
    Residential Capital LLC, 6.50%, 6/01/12 .................................     United States            400,000          363,222
  d Wachovia Capital Trust III, 5.80%, Perpetual ............................     United States            500,000          490,771
                                                                                                                        ------------
                                                                                                                          4,302,387
                                                                                                                        ------------
    HEALTH SERVICES 2.9%
  b HCA Inc., senior secured note, 144A, 9.25%, 11/15/16 ....................     United States            200,000          199,000
    Quest Diagnostics Inc., 6.95%, 7/01/37 ..................................     United States            500,000          515,006
  b United Health Group Inc., 144A, 6.50%, 6/15/37 ..........................     United States            200,000          201,170
                                                                                                                        ------------
                                                                                                                            915,176
                                                                                                                        ------------
    HEALTH TECHNOLOGY 1.2%
  b Amgen Inc., senior note, 144A, 5.85%, 6/01/17 ...........................     United States            400,000          394,243
                                                                                                                        ------------


                                        Quarterly Statements of Investments | 11

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BALANCED FUND                                                           COUNTRY        PRINCIPAL AMOUNT c     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    INDUSTRIAL SERVICES 1.3%
    Allied Waste North America Inc., senior secured note, 6.375%, 4/15/11 ...     United States        $   150,000      $   143,813
    Compagnie Generale de Geophysique-Veritas, senior note, 7.75%, 5/15/17 ..         France               100,000           98,000
  b Sabine Pass LNG LP, senior note, 144A, 7.50%, 11/30/16 ..................     United States            200,000          190,500
                                                                                                                        ------------
                                                                                                                            432,313
                                                                                                                        ------------
    NON-ENERGY MINERALS 0.3%
    Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%, 4/01/17. ......     United States            100,000          105,250
                                                                                                                        ------------
    PROCESS INDUSTRIES 1.2%
    Bunge Ltd. Finance Corp., senior note, 5.10%, 7/15/15 ...................     United States            300,000          276,835
    Lyondell Chemical Co., senior note, 8.00%, 9/15/14 ......................     United States            100,000          107,500
                                                                                                                        ------------
                                                                                                                            384,335
                                                                                                                        ------------
    RETAIL TRADE 1.5%
    CVS Caremark Corp., senior note, 5.75%, 6/01/17 .........................     United States            300,000          287,692
  b Dollar General Corp., senior note, 144A, 10.625%, 7/15/15 ...............     United States            200,000          178,000
                                                                                                                        ------------
                                                                                                                            465,692
                                                                                                                        ------------
    TECHNOLOGY SERVICES 0.3%
    SunGard Data Systems Inc., senior sub. note, 10.25%, 8/15/15 ............     United States            100,000          100,500
                                                                                                                        ------------
    TOTAL CORPORATE BONDS (COST $10,774,535) ................................                                            10,551,461
                                                                                                                        ------------
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
       (COST $298,667) 0.9%
    FINANCE 0.9%
  e Accredited Mortgage Loan Trust, 2005-3, A1, FRN, 5.56%, 9/25/35 .........     United States            298,480          297,370
                                                                                                                        ------------
    MORTGAGE-BACKED SECURITIES 2.5%
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 2.5%
    FNMA 30 Year, 6.00%, 8/01/36 ............................................     United States            441,266          437,582
    FNMA 30 Year, 6.50%, 4/01/36 ............................................     United States            342,364          345,914
                                                                                                                        ------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $775,193) ........................                                               783,496
                                                                                                                        ------------
    TOTAL LONG TERM INVESTMENTS (COST $27,245,063) ..........................                                            27,992,269
                                                                                                                        ------------

                                                                                                    ------------------
                                                                                                          SHARES
                                                                                                    ------------------
    SHORT TERM INVESTMENTS 13.5%
    MONEY MARKET FUND (COST $1,334,877) 4.2%
  f Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% ....     United States          1,334,877        1,334,877
                                                                                                                        ------------

                                                                                                    ------------------
                                                                                                    PRINCIPAL AMOUNT c
                                                                                                    ------------------
    U.S. GOVERNMENT AND AGENCY SECURITIES (COST $2,999,222) 9.3%
  g U.S. Treasury Bill, 8/02/07 .............................................     United States        $ 3,000,000        2,999,601
                                                                                                                        ------------
    TOTAL INVESTMENTS (COST $31,579,162) 100.6% .............................                                            32,326,747
    OPTIONS WRITTEN (0.1)% ..................................................                                               (27,715)
    OTHER ASSETS, LESS LIABILITIES (0.5)% ...................................                                              (148,946)
                                                                                                                        ------------
    NET ASSETS 100.0% .......................................................                                           $32,150,086
                                                                                                                        ============


12 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BALANCED FUND                                                           COUNTRY            CONTRACTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    OPTIONS WRITTEN 0.1%
    FINANCE 0.0% h
    Lehman Brothers Holdings Inc., Aug. 55 Puts, 8/18/07 ....................     United States                 50      $     3,000
    Merrill Lynch & Co. Inc.,
       Aug. 70 Puts, 8/18/07 ................................................     United States                 60            8,100
       Aug. 90 Calls, 8/18/07 ...............................................     United States                 60              900
    Morgan Stanley, Aug. 70 Calls, 8/18/07 ..................................     United States                 23            1,035
                                                                                                                        ------------
                                                                                                                             13,035
                                                                                                                        ------------
    PRODUCER MANUFACTURING 0.0% h
    3M Co.,
       Aug. 85 Puts, 8/18/07 ................................................     United States                 40            2,400
       Aug. 95 Calls, 8/18/07 ...............................................     United States                 40              600
    Caterpillar Inc., Aug. 85 Calls, 8/18/07 ................................     United States                 40            1,680
                                                                                                                        ------------
                                                                                                                              4,680
                                                                                                                        ------------
    UTILITIES 0.0% h
    Exelon Corp., Aug. 65 Puts, 8/18/07 .....................................     United States                100           10,000
                                                                                                                        ------------
    TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $23,702) .......................                                           $    27,715
                                                                                                                        ============

See Selected Portfolio Abbreviations on page 63.

a Non-income producing for the twelve months ended July 31,2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2007, the aggregate value of these securities was $3,434,984, representing 10.68% of net assets.

c The principal amount is stated in U.S. dollars unless otherwise indicated.

d Perpetual bond with no stated maturity date.

e The coupon rate shown represents the rate at period end.

f The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

g The security is traded on a discount basis with no stated coupon rate.

h Rounds to less than 0.1% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 13

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

-------------------------------------------------------------------------------------------------
  FRANKLIN CONVERTIBLE SECURITIES FUND                                    SHARES      VALUE
-------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.0%
  COMMON STOCKS 3.5%
  FINANCE 3.5%
a Conseco Inc. .......................................................   616,455   $  11,213,316
  Hartford Financial Services Group Inc. .............................    65,055       5,976,603
  The PMI Group Inc. .................................................   156,060       5,316,964
  XL Capital Ltd., A (Bermuda) .......................................   202,907      15,798,339
                                                                                   --------------
  TOTAL COMMON STOCKS (COST $38,643,554) .............................                38,305,222
                                                                                   --------------
  CONVERTIBLE PREFERRED STOCKS 30.0%
  CONSUMER DURABLES 4.7%
  Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd.. .................   450,000      16,942,500
  General Motors Corp., 6.25%, cvt. pfd. .............................   235,000       5,219,350
  General Motors Corp., 1.50%, cvt. pfd., D ..........................   776,200      20,181,200
b Merrill Lynch & Co. Inc. into D.R. Horton Inc., 4.00%, cvt. pfd.,
     144A ............................................................   607,000      10,021,570
                                                                                   --------------
                                                                                      52,364,620
                                                                                   --------------
  CONSUMER NON-DURABLES 1.2%
  Lehman Brothers Holdings Inc. into General Mills, 6.25%, cvt.
     pfd. ............................................................   500,000      13,125,000
                                                                                   --------------

  ELECTRONIC TECHNOLOGY 0.5%
  Northrop Grumman Corp., 7.00%, cvt. pfd., B ........................    40,000       5,736,000
                                                                                   --------------
  ENERGY MINERALS 1.7%
b Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A ....................   170,000      18,725,840
                                                                                   --------------

  FINANCE 6.5%
  Affiliated Managers Group Inc., 5.10%, cvt. pfd. ...................   350,000      20,081,250
  E*TRADE Financial Corp., 6.125%, cvt. pfd. .........................   855,000      21,061,044
  Fannie Mae, 5.375%, cvt. pfd. ......................................       140      13,805,874
  MetLife Inc., 6.375%, cvt. pfd. ....................................   400,000      12,050,000
  Washington Mutual Capital Trust I, 5.375%, cvt. pfd. ...............    20,000       1,026,860
b Washington Mutual Capital Trust I, 5.375%, cvt. pfd., 144A .........    60,000       3,202,800
                                                                                   --------------
                                                                                      71,227,828
                                                                                   --------------

  HEALTH TECHNOLOGY 1.5%
  Schering-Plough Corp., 6.00%, cvt. pfd. ............................   250,000      16,135,000
                                                                                   --------------

  INDUSTRIAL SERVICES 3.0%
  Allied Waste Industries Inc., 6.25%, cvt. pfd., D  .................    48,000      16,235,760
  El Paso Corp., 4.99%, cvt. pfd. ....................................    12,000      16,893,000
                                                                                   --------------
                                                                                      33,128,760
                                                                                   --------------

  PROCESS INDUSTRIES 3.1%
  Celanese Corp., 4.25%, cvt. pfd. ...................................   375,000      18,281,250
  Huntsman Corp., 5.00%, cvt. pfd. ...................................   332,800      16,307,200
                                                                                   --------------
                                                                                      34,588,450
                                                                                   --------------

  REAL ESTATE INVESTMENT TRUST 1.3%
  Simon Property Group Inc., 6.00%, cvt. pfd. ........................   200,000      14,110,000
                                                                                   --------------

  RETAIL TRADE 1.3%
  Retail Ventures into DSW Inc., 6.625%, cvt. pfd. ...................   250,000      14,883,875
                                                                                   --------------


14 | Quarterly Statements of Investments

Franklin Investors Securities Trust

-------------------------------------------------------------------------------------------------
  FRANKLIN CONVERTIBLE SECURITIES FUND                                  SHARES         VALUE
-------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CONVERTIBLE PREFERRED STOCKS (CONTINUED)
  UTILITIES 5.2%
  CMS Energy Corp., 4.50%, cvt. pfd., B .........................        100,000   $   8,475,000
  Entergy Corp., 7.625%, cvt. pfd. ..............................        300,000      18,735,000
  NRG Energy Inc., 4.00%, cvt. pfd. .............................          9,500      19,023,750
  PNM Resources Inc., 6.75%, cvt. pfd. ..........................        235,000      11,045,000
                                                                                   --------------
                                                                                      57,278,750
                                                                                   --------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $293,204,101) ........                    331,304,123
                                                                                   --------------

                                                                  ----------------
                                                                  PRINCIPAL AMOUNT
                                                                  ----------------
  CONVERTIBLE BONDS 63.5%
  COMMERCIAL SERVICES 1.0%
b The Interpublic Group of Cos. Inc., cvt., senior note,
     144A, 4.50%, 3/15/23 .......................................   $  3,000,000       3,176,250
b WPP Group PLC, cvt., sub. bond, 144A, 5.00%, 10/15/33 .........      6,000,000       8,382,300
                                                                                   --------------
                                                                                      11,558,550
                                                                                   --------------
  COMMUNICATIONS 2.4%
b NII Holdings Inc., cvt., 144A, 2.75%, 8/15/25 .................     15,000,000      26,831,250
                                                                                   --------------
  CONSUMER DURABLES 0.4%
b K2 Inc., cvt., 144A, 5.00%, 6/15/10 ...........................      4,000,000       4,670,000
                                                                                   --------------
  CONSUMER SERVICES 8.2%
  Carnival Corp., cvt., senior deb., 2.00%, 4/15/21 .............     18,000,000      21,037,500
  Hilton Hotels Corp., cvt., senior note, 3.375%, 4/15/23 .......     10,500,000      20,724,375
  Liberty Media Corp. into Viacom, cvt., senior deb., B,
     3.25%, 3/15/31 .............................................     10,000,000       8,452,450
b Live Nation Inc., senior note, 144A, cvt., 2.875%, 7/15/27 ....     12,865,000      12,414,725
  Six Flags Inc., cvt., 4.50%, 5/15/15 ..........................     10,000,000       9,093,300
  The Walt Disney Co., cvt., senior note, 2.125%, 4/15/23 .......     16,000,000      18,680,000
                                                                                   --------------
                                                                                      90,402,350
                                                                                   --------------
  DISTRIBUTION SERVICES 1.6%
  WESCO International Inc., cvt., senior deb.,
        1.75%, 11/15/26 .........................................      5,000,000       4,493,750
      b 144A, 1.75%, 11/15/26 ...................................     15,000,000      13,481,250
                                                                                   --------------
                                                                                      17,975,000
                                                                                   --------------
  ELECTRONIC TECHNOLOGY 11.4%
  Intel Corp., cvt.,
      b junior sub. bond, 144A, 2.95%, 12/15/35 .................     19,000,000      18,491,180
        sub. deb., 2.95%, 12/15/35 ..............................      2,000,000       1,946,440
  Juniper Networks Inc., cvt., senior note, zero cpn.,
     6/15/08 ....................................................     17,000,000      25,648,750
b L-3 Communications Corp., cvt., 144A, 3.00%, 8/01/35 ..........     15,000,000      16,837,500
  Liberty Media Corp. into Motorola, cvt., senior deb.,
     3.50%, 1/15/31 .............................................      8,000,000       6,367,036
  Micron Technology Inc., cvt., senior sub. note, 1.875%,
     6/01/14 ....................................................     20,000,000      20,500,000
  PMC-Sierra Inc., cvt.,
      b 144A, 2.25%, 10/15/25 ...................................      3,500,000       3,963,750
        sub. note, 2.25%, 10/15/25 ..............................      9,500,000      10,758,750
b VeriFone Holdings Inc., cvt., senior note, 144A, 1.375%,
     6/15/12 ....................................................     21,000,000      20,816,250
                                                                                   --------------
                                                                                     125,329,656
                                                                                   --------------


                                        Quarterly Statements of Investments | 15

Franklin Investors Securities Trust

-------------------------------------------------------------------------------------------------
  FRANKLIN CONVERTIBLE SECURITIES FUND                            PRINCIPAL AMOUNT     VALUE
-------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CONVERTIBLE BONDS (CONTINUED)
  FINANCE 7.4%
  CapitalSource Inc., cvt., senior sub. note, 4.00%, 7/15/34 ....   $ 20,000,000   $  20,028,760
b GATX Corp., cvt., senior note, 144A, 5.00%, 8/15/23 ...........      3,000,000       5,561,250
  Merrill Lynch & Co. Inc., cvt., senior note, zero cpn.,
     3/13/32 ....................................................     21,000,000      24,531,360
  Leucadia National Corp., cvt., senior sub. note,
     3.75%, 4/15/14 .............................................      3,600,000       6,367,500
   b 144A, 3.75%, 4/15/14 .......................................      7,500,000      13,265,625
  Providian Financial Corp., cvt., senior note, 4.00%, 5/15/08 ..      9,000,000      11,688,750
                                                                                   --------------
                                                                                      81,443,245
                                                                                   --------------

  HEALTH SERVICES 3.8%
  Lifepoint Hospitals Inc., cvt., 3.25%, 8/15/25 ................     15,000,000      12,862,500
  Omnicare Inc., cvt., 3.25%, 12/15/35 ..........................     16,000,000      12,980,000
  PacifiCare Health Systems Inc., cvt., sub. deb., 3.00%,
     10/15/32 ...................................................      2,000,000       7,147,260
  Sierra Health Services Inc., cvt., senior deb., 2.25%,
     3/15/23 ....................................................      2,000,000       8,897,500
                                                                                   --------------
                                                                                      41,887,260
                                                                                   --------------
  HEALTH TECHNOLOGY 14.2%
  Affymetrix Inc., cvt., senior note, 0.75%, 12/15/33 ...........     10,000,000      10,000,000
  Alza Corp. into Johnson & Johnson, cvt., sub. deb., zero
     cpn., 7/28/20 ..............................................     15,000,000      12,543,750
  American Medical Systems Holdings Ltd., cvt., senior sub.
     note, 3.25%, 7/1/36 ........................................     15,000,000      16,781,250
b Amgen Inc., cvt., senior note, 144A, 0.375%, 2/01/13 ..........     18,000,000      15,907,410
  Biomarin Pharmaceutical Inc., cvt., senior note, 1.875%,
     4/23/17 ....................................................     19,000,000      20,502,520
  Celgene Corp., cvt., senior note, 1.75%, 6/01/08 ..............      3,000,000      15,015,000
  IVAX Corp., cvt., senior sub. note, 4.50%, 5/15/08 ............      5,000,000       5,062,500
  MannKind Corp., cvt., senior note, 3.75%, 12/15/13 ............      1,500,000       1,333,125
b Medtronic Inc., cvt., senior note, 144A, 1.50%, 4/15/11 .......     21,000,000      22,006,950
b MGI Pharma Inc., cvt., senior sub. note, 144A, 1.682% to
     3/02/11, zero cpn. thereafter, 3/02/24 .....................     10,000,000       7,237,500
b NPS Pharmaceuticals Inc., cvt., senior note, 144A, 3.00%,
     6/15/08 ....................................................      6,000,000       5,785,134
  Protein Design Labs Inc., cvt., sub. note, 2.75%, 8/16/23 .....     19,550,000      24,511,594
                                                                                   --------------
                                                                                     156,686,733
                                                                                   --------------

  INDUSTRIAL SERVICES 3.6%
  Helix Energy Solutions Group, cvt., senior note, 3.25%,
     12/15/25 ...................................................     10,000,000      14,087,500
  Schlumberger Ltd., cvt., senior deb., 1.50%, 6/01/23
     (Netherland Antilles) ......................................      9,500,000      25,331,180
                                                                                   --------------
                                                                                      39,418,680
                                                                                   --------------

  PROCESS INDUSTRIES 0.8%
  Headwaters Inc., cvt., senior sub. note, 2.875%, 6/01/16 ......     10,000,000       8,812,500
                                                                                   --------------

  RETAIL TRADE 3.1%
  Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22 ............     21,000,000      22,482,390
  Lowe's Cos. Inc., cvt., senior note, zero cpn., 2/16/21 .......     13,000,000      11,994,606
                                                                                   --------------
                                                                                      34,476,996
                                                                                   --------------
  TECHNOLOGY SERVICES 2.3%
b BearingPoint Inc., cvt., sub. note, 144A, 2.50%, 12/15/24 .....     14,000,000      12,460,000
  Yahoo! Inc., cvt., senior note, zero cpn., 4/01/08 ............     11,000,000      13,048,750
                                                                                   --------------
                                                                                      25,508,750
                                                                                   --------------


16 | Quarterly Statements of Investments

Franklin Investors Securities Trust

-------------------------------------------------------------------------------------------------
  FRANKLIN CONVERTIBLE SECURITIES FUND                            PRINCIPAL AMOUNT     VALUE
-------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CONVERTIBLE BONDS (CONTINUED)
  TRANSPORTATION 1.3%
  JetBlue Airways Corp., cvt., senior note, 3.75%, 3/15/35 ......   $ 15,000,000  $   13,818,750
                                                                                  ---------------
  UTILITIES 2.0%
  Centerpoint Energy Inc., cvt., senior note, 3.75%,5/15/23 .....     10,000,000      14,762,500
  CMS Energy Corp., cvt., senior note, 2.875%, 12/01/24 .........      6,000,000       7,578,060
                                                                                  ---------------
                                                                                      22,340,560
                                                                                  ---------------
  TOTAL CONVERTIBLE BONDS (COST $633,938,472) ...................                    701,160,280
                                                                                  ---------------
  TOTAL LONG TERM INVESTMENTS (COST $965,786,127) ...............                  1,070,769,625
                                                                                  ---------------

                                                                    ------------
                                                                       SHARES
                                                                    ------------
  SHORT TERM INVESTMENT (COST $32,588,602) 3.0%
  MONEY MARKET FUND 3.0%
c Franklin Institutional Fiduciary Trust Money Market
     Portfolio, 5.00% ...........................................     32,588,602      32,588,602
                                                                                  ---------------
  TOTAL INVESTMENTS (COST $998,374,729) 100.0% ..................                  1,103,358,227
  OTHER ASSETS, LESS LIABILITIES (0.0)% d .......................                        (55,440)
                                                                                  ---------------
  NET ASSETS 100.0% .............................................                 $1,103,302,787
                                                                                  ===============

See Selected Portfolio Abbreviations on page 63.

a Non-income producing for the twelve months ended July 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2007, the aggregate value of these securities was $243,238,534, representing 22.05% of net assets.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

d Rounds to less than 0.1% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 17

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN EQUITY INCOME FUND                                                       COUNTRY         SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.4%
  COMMON STOCKS 94.8%
  COMMERCIAL SERVICES 1.7%
  R. R. Donnelley & Sons Co. ................................................    United States       423,900   $   17,914,014
                                                                                                               ---------------
  COMMUNICATIONS 6.0%
  Alltel Corp. ..............................................................    United States       165,400       10,908,130
  America Movil SAB de CV, L, ADR ...........................................       Mexico           345,200       20,670,576
  AT&T Inc. .................................................................    United States       821,310       32,162,499
                                                                                                               ---------------
                                                                                                                   63,741,205
                                                                                                               ---------------
  CONSUMER DURABLES 1.6%
  D.R. Horton Inc. ..........................................................    United States     1,028,400       16,783,488
                                                                                                               ---------------
  CONSUMER NON-DURABLES 5.4%
  Anheuser-Busch Cos. Inc. ..................................................    United States       323,600       15,781,972
  The Coca-Cola Co. .........................................................    United States       329,800       17,185,878
  Diageo PLC, ADR ...........................................................    United Kingdom      119,000        9,719,920
  Unilever NV, N.Y. shs. ....................................................     Netherlands        488,700       14,788,062
                                                                                                               ---------------
                                                                                                                   57,475,832
                                                                                                               ---------------
  CONSUMER SERVICES 1.6%
  Carnival Corp. ............................................................    United States       392,400       17,387,244
                                                                                                               ---------------
  ELECTRONIC TECHNOLOGY 8.6%
  Embraer-Empresa Brasileira de Aeronautica SA, ADR .........................       Brazil           360,700       15,593,061
  Intel Corp. ...............................................................    United States       870,500       20,561,210
  Microchip Technology Inc. .................................................    United States       587,500       21,332,125
  Nokia Corp., ADR ..........................................................       Finland          623,500       17,857,040
  Raytheon Co. ..............................................................    United States       299,100       16,558,176
                                                                                                               ---------------
                                                                                                                   91,901,612
                                                                                                               ---------------
  ENERGY MINERALS 7.5%
  Chevron Corp. .............................................................    United States       278,720       23,763,667
  ConocoPhillips ............................................................    United States       279,300       22,578,612
  Exxon Mobil Corp. .........................................................    United States       290,834       24,758,699
  Sunoco Inc. ...............................................................    United States       123,500        8,239,920
                                                                                                               ---------------
                                                                                                                   79,340,898
                                                                                                               ---------------
  FINANCE 25.8%
  AFLAC Inc. ................................................................    United States       210,500       10,971,260
  American International Group Inc. .........................................    United States       114,200        7,329,356
  Bank of America Corp. .....................................................    United States       553,706       26,256,739
  Capital One Financial Corp. ...............................................    United States       171,124       12,108,734
  CapitalSource Inc. ........................................................    United States       819,400       15,568,600
  Citigroup Inc. ............................................................    United States       533,400       24,840,438
a Discover Financial Services ...............................................    United States       136,050        3,135,953
  Fannie Mae ................................................................    United States       293,300       17,551,072
b Fortress Investment Group, A ..............................................    United States       492,800        9,348,416
  The Goldman Sachs Group Inc. ..............................................    United States        82,800       15,594,552
  JPMorgan Chase & Co. ......................................................    United States       525,750       23,138,257
  Marsh & McLennan Cos. Inc. ................................................    United States       460,000       12,673,000
  MBIA Inc. .................................................................    United States       387,000       21,710,700


18 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN EQUITY INCOME FUND                                                       COUNTRY         SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  FINANCE (CONTINUED)
  Merrill Lynch & Co. Inc. ..................................................    United States       318,300   $   23,617,860
  U.S. Bancorp ..............................................................    United States       520,000       15,574,000
  Wachovia Corp. ............................................................    United States       358,900       16,943,669
  Washington Mutual Inc. ....................................................    United States       492,900       18,498,537
                                                                                                               ---------------
                                                                                                                  274,861,143
                                                                                                               ---------------
  HEALTH TECHNOLOGY 4.0%
  Eli Lilly and Co. .........................................................    United States       124,900        6,755,841
  GlaxoSmithKline PLC, ADR ..................................................    United Kingdom      250,300       12,785,324
  Pfizer Inc. ...............................................................    United States       802,700       18,871,477
  Wyeth .....................................................................    United States        80,100        3,886,452
                                                                                                               ---------------
                                                                                                                   42,299,094
                                                                                                               ---------------
  INDUSTRIAL SERVICES 1.1%
  Waste Management Inc. .....................................................    United States       319,600       12,154,388
                                                                                                               ---------------
  NON-ENERGY MINERALS 1.7%
  Alcoa Inc. ................................................................    United States       479,000       18,297,800
                                                                                                               ---------------
  PROCESS INDUSTRIES 1.6%
  The Dow Chemical Co. ......................................................    United States       379,300       16,491,964
                                                                                                               ---------------
  PRODUCER MANUFACTURING 11.7%
  3M Co. ....................................................................    United States       213,100       18,948,852
  Autoliv Inc. ..............................................................       Sweden           155,100        8,674,743
  Caterpillar Inc. ..........................................................    United States       264,200       20,818,960
  General Electric Co. ......................................................    United States       596,600       23,124,216
  Honeywell International Inc. ..............................................    United States       345,300       19,858,203
  Masco Corp. ...............................................................    United States       655,800       17,844,318
  Pitney Bowes Inc. .........................................................    United States       334,500       15,420,450
                                                                                                               ---------------
                                                                                                                  124,689,742
                                                                                                               ---------------
  REAL ESTATE INVESTMENT TRUST 1.8%
  iStar Financial Inc. ......................................................    United States       534,400       19,414,752
                                                                                                               ---------------
  RETAIL TRADE 5.3%
  Best Buy Co. Inc. .........................................................    United States       357,700       15,949,843
  The Home Depot Inc. .......................................................    United States       542,800       20,175,876
  Nordstrom Inc. ............................................................    United States       248,000       11,799,840
  Wal-Mart Stores Inc. ......................................................    United States       192,600        8,849,970
                                                                                                               ---------------
                                                                                                                   56,775,529
                                                                                                               ---------------
  TECHNOLOGY SERVICES 3.2%
  Microsoft Corp. ...........................................................    United States       541,900       15,709,681
  Paychex Inc. ..............................................................    United States       443,900       18,368,582
                                                                                                               ---------------
                                                                                                                   34,078,263
                                                                                                               ---------------
  TRANSPORTATION 3.0%
  J.B. Hunt Transport Services Inc. .........................................    United States       579,500       16,185,435
  United Parcel Service Inc., B .............................................    United States       201,600       15,265,152
                                                                                                               ---------------
                                                                                                                   31,450,587
                                                                                                               ---------------


                                        Quarterly Statements of Investments | 19

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN EQUITY INCOME FUND                                                       COUNTRY         SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  UTILITIES 3.2%
  Dominion Resources Inc. ...................................................    United States       171,500   $   14,443,730
  TXU Corp. .................................................................    United States       303,600       19,809,900
                                                                                                               ---------------
                                                                                                                   34,253,630
                                                                                                               ---------------
  TOTAL COMMON STOCKS (COST $845,673,689) ...................................                                   1,009,311,185
                                                                                                               ---------------
  CONVERTIBLE PREFERRED STOCKS 3.6%
  ENERGY MINERALS 1.4%
  Chesapeake Energy Corp., 5.00%, cvt. pfd. .................................    United States       105,600       15,232,800
                                                                                                               ---------------
  FINANCE 1.4%
  E*TRADE Financial Corp., 6.125%, cvt. pfd. ................................    United States       598,700       14,747,657
                                                                                                               ---------------
  HEALTH TECHNOLOGY 0.8%
  Schering-Plough Corp., 6.00%, cvt. pfd. ...................................    United States       134,100        8,654,814
                                                                                                               ---------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $38,193,484) .....................                                      38,635,271
                                                                                                               ---------------
  TOTAL LONG TERM INVESTMENTS (COST $883,867,173) ...........................                                   1,047,946,456
                                                                                                               ---------------
  SHORT TERM INVESTMENTS 2.0%
  MONEY MARKET FUND (COST $16,019,624) 1.5%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% ......    United States    16,019,624       16,019,624
                                                                                                               ---------------
  INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.5%
  MONEY MARKET FUND (COST $5,775,000) 0.5%
d Bank of New York Institutional Cash Reserve Fund, 5.38% ...................    United States     5,775,000        5,775,000
                                                                                                               ---------------
  TOTAL INVESTMENTS (COST $905,661,797) 100.4% ..............................                                   1,069,741,080
  OTHER ASSETS, LESS LIABILITIES (0.4)% .....................................                                      (4,485,239)
                                                                                                               ---------------
  NET ASSETS 100.0% .........................................................                                  $1,065,255,841
                                                                                                               ===============

See Selected Portfolio Abbreviations on page 63.

a Non-income producing for the twelve months ended July 31, 2007.

b A portion or all of the security is on loan as of July 31, 2007.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

d The rate shown is the annualized seven-day yield at period end.


20 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                       COUNTRY      PRINCIPAL AMOUNT a      VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 97.4%
  b SENIOR FLOATING RATE INTERESTS 97.4%
    ADVERTISING/MARKETING SERVICES 3.0%
    Dex Media East LLC, Term Loan B, 6.84% - 6.86%, 5/08/09 .................   United States      $   4,280,180     $  4,244,312
    Dex Media West LLC,
          Term Loan B1, 6.86%, 3/09/10 ......................................   United States          1,565,778        1,545,204
          Term Loan B2, 6.84% - 6.86%, 3/09/10 ..............................   United States          8,853,699        8,737,362
    IDEARC Inc., Term Loan B, 7.36%, 11/17/14 ...............................   United States         30,860,000       29,695,035
    R.H. Donnelley Inc.,
          Term Loan A-4, 6.57% - 6.59%, 12/31/09 ............................   United States            443,774          437,361
          Term Loan D-1, 6.85% - 6.86%, 6/30/11 .............................   United States          1,723,485        1,703,061
          Term Loan D-2, 6.86%, 6/30/11 .....................................   United States         14,444,510       14,298,187
    Valassis Communications Inc., Term Loan B, 7.11%, 3/02/14 ...............   United States          3,590,167        3,357,165
                                                                                                                     -------------
                                                                                                                       64,017,687
                                                                                                                     -------------
    AEROSPACE & DEFENSE 2.9%
  c BE Aerospace Inc., Term Loan B, 7.11% - 7.14%, 8/24/12 ..................   United States          5,183,333        5,107,553
    CACI International Inc., Term Loan B, 6.86% - 8.75%, 5/03/11 ............   United States          5,720,428        5,649,094
    DRS Technologies Inc., Term Loan, 6.86%, 1/31/13 ........................   United States          3,542,330        3,447,750
    Dyncorp International LLC, Term Loan B, 7.625%, 2/11/11 .................   United States          7,018,637        6,972,034
    Gencorp Inc.,
          Synthetic LC, 7.59%, 4/30/13 ......................................   United States          4,083,750        4,019,839
          Term Loan Subfacility, 7.59%, 4/30/13 .............................   United States          2,450,250        2,411,904
    Hawker Beechcraft Inc.,
          Synthetic L/C, 5.26%, 3/26/14 .....................................   United States            390,071          380,237
          Term Loan B, 7.32% - 7.36%, 3/26/14 ...............................   United States          4,598,404        4,482,478
    ILC Industries Inc., Term Loan B, 7.61%, 2/24/12 ........................   United States          2,797,855        2,761,735
    SI International Inc., Term Loan B, 7.32% - 7.34%, 12/31/10 .............   United States          2,377,570        2,356,552
  c Spirit Aerosystems Inc. (Onex Wind Finance LP), Term Loan B, 7.11%,
       12/31/11 .............................................................   United States          6,097,460        6,099,107
    TransDigm Inc., Term Loan B, 7.36%, 6/23/13 .............................   United States          9,100,000        8,886,878
    Vought Aircraft Industries Inc.,
          L/C Term Loan, 7.82%, 12/22/10 ....................................   United States          1,000,000          996,950
          Term Loan B, 7.83%, 12/22/11 ......................................   United States          8,490,900        8,458,805
                                                                                                                     -------------
                                                                                                                       62,030,916
                                                                                                                     -------------
    APPAREL/FOOTWEAR 0.6%
    Hanesbrands Inc., Term Loan B, 7.07% - 7.11%, 9/05/13 ...................   United States          2,593,393        2,538,880
    Warnaco Inc., Term Loan, 6.84% - 8.75%, 1/31/13 .........................   United States          4,020,941        3,959,582
    The William Carter Co., Term Loan B, 6.84% - 6.858%, 7/14/12 ............   United States          7,071,576        6,855,327
                                                                                                                     -------------
                                                                                                                       13,353,789
                                                                                                                     -------------
    APPAREL/FOOTWEAR RETAIL 0.2%
    Easton Bell Sports Inc., Term Loan B, 7.11%, 3/16/12 ....................   United States          4,484,167        4,423,093
                                                                                                                     -------------
    AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER 1.8%
    Accuride Corp., Term Loan B, 7.375%, 1/31/12 ............................   United States          2,678,409        2,603,079
    Cooper Standard Automotive Inc.,
          Term Loan B, 7.875%, 12/23/11 .....................................       Canada             3,103,041        3,074,152
          Term Loan C, 7.875%, 12/23/11 .....................................   United States          7,723,162        7,651,259
          Term Loan D, 7.875%, 12/23/11 .....................................   United States          1,674,500        1,657,202


                                        Quarterly Statements of Investments | 21

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                       COUNTRY      PRINCIPAL AMOUNT a      VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER (CONTINUED)
    Dayco Products LLC (Mark IV), Term Loan B, 7.82% - 7.89%, 6/23/11 .......   United States      $  8,872,695      $  8,798,696
    Key Safety Systems Inc., Term Loan B, 7.57% - 7.61%, 3/08/14 ............   United States         5,087,250         5,009,212
    Tenneco Inc., Synthetic L/C, 6.82%, 3/16/14 .............................   United States         6,463,122         6,368,114
    TRW Automotive Inc., Tranche B-1 Term Loan, 6.875%, 2/09/14 .............   United States         2,860,221         2,808,823
                                                                                                                     -------------
                                                                                                                       37,970,537
                                                                                                                     -------------
    AUTOMOTIVE AFTERMARKET 0.6%
    Affinia Group Inc., Term Loan B, 8.358%, 11/30/11 .......................   United States         9,339,369         9,228,464
    United Components Inc., Term Loan D, 7.36%, 6/29/12 .....................   United States         3,999,369         3,954,016
                                                                                                                     -------------
                                                                                                                       13,182,480
                                                                                                                     -------------
    BEVERAGES: ALCOHOLIC 0.5%
    Constellation Brands Inc., Term Loan B, 6.875%, 6/05/13 .................   United States         5,916,667         5,835,016
    Southern Wine & Spirits of America Inc., Term Loan B, 6.86%,
       5/31/12 ..............................................................   United States         4,204,595         4,153,593
                                                                                                                     -------------
                                                                                                                        9,988,609
                                                                                                                     -------------
    BROADCASTING 4.4%
    Alliance Atlantis Communications Inc., Term Loan C, 6.85%, 12/16/11 .....   United States         5,962,750         5,906,760
  c Citadel Broadcasting Corp., Term Loan B, 6.985%, 6/12/14 ................   United States        19,132,075        18,155,383
    Cumulus Media Inc., Replacement Term Loan, 7.07% - 7.11%,
       6/07/14 ..............................................................   United States         4,409,107         4,345,307
    Entravision Communications Corp., Term Loan B, 6.86%, 3/29/13 ...........   United States        18,078,000        17,911,863
    Gray Television Inc., Term Loan B, 6.86%, 12/31/14 ......................   United States         7,800,000         7,649,070
    LBI Media Inc., Term Loan B, 6.82%, 3/31/12 .............................   United States           987,500           974,188
    Mission Broadcasting Inc., Term Loan B, 7.11%, 10/01/12 .................   United States         6,930,500         6,856,066
    Nexstar Broadcasting Inc., Term Loan B, 7.11%, 10/01/12 .................   United States         6,564,763         6,494,257
    NextMedia Inc.,
          Delay Draw, 7.32%, 11/15/12 .......................................   United States         1,067,337         1,021,975
          Initial Term Loan, 7.32%, 11/15/12 ................................   United States         2,401,507         2,375,403
    Spanish Broadcasting System Inc., Term Loan B, 7.11%, 6/11/12 ...........   United States         4,594,250         4,538,981
    Univision Communications Inc., Term Loan B, 7.61%, 9/29/14 ..............   United States        20,107,383        18,432,840
                                                                                                                     -------------
                                                                                                                       94,662,093
                                                                                                                     -------------
    BUILDING PRODUCTS 1.5%
    Goodman Global Holdings Inc., Term Loan C, 7.125%, 12/15/11 .............   United States         4,481,932         4,400,854
    Mueller Water Products Inc., Term Loan B, 7.07% - 7.11%, 5/24/14 ........   United States         5,557,025         5,439,161
    NCI Building Systems Inc., Term Loan B, 6.82%, 6/18/10 ..................   United States         4,609,764         4,569,382
    Nortek Inc., Term Loan, 7.61% - 9.50%, 8/27/11 ..........................   United States        17,776,638        17,132,235
                                                                                                                     -------------
                                                                                                                       31,541,632
                                                                                                                     -------------
    CABLE/SATELLITE TELEVISION 7.3%
    Charter Communications Operating LLC,
          New First Lien Term Loan, 7.36%, 3/06/14 ..........................   United States         3,400,000         3,181,584
          Refinance First Lien Term Loan, 7.36%, 3/06/14 ....................   United States        16,191,120        15,151,003
    CSC Holdings Inc. (Cablevision), Incremental Term Loan, 7.07%,
       3/29/13 ..............................................................   United States        28,232,575        27,273,797
    DIRECTV Holdings LLC, Term Loan B, 6.82%, 4/13/13 .......................   United States         9,906,969         9,722,897
    Discovery Communications Inc., Term Loan B, 7.36%, 5/14/14 ..............   United States        10,700,000        10,502,799


22 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                         COUNTRY     PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  CABLE/SATELLITE TELEVISION (CONTINUED)
  Insight Midwest Holdings, Term Loan B, 7.36%, 4/02/14 .....................   United States  $       21,400,000  $     20,777,688
  Intelsat Corp. (Panamsat), Term Loan B2, 7.36%, 1/03/14 ...................   United States          11,232,629        10,902,502
  Intelsat Subsidiary Holding Co. Ltd., Term Loan B, 7.36%, 6/30/13 .........   United States           7,283,448         7,124,014
  MCC Iowa,
     Term Loan D-1, 7.07% - 7.11%, 1/31/15 ..................................   United States           9,257,643         8,884,375
     Term Loan D-2 (Delayed Draw), 7.07%, 1/31/15 ...........................   United States           2,508,644         2,407,495
  Mediacom Broadband (MCC Iowa), Term Loan A, 6.82% - 6.86%,
   3/31/10 ..................................................................   United States           3,275,000         3,161,390
  Mediacom LLC, Term Loan C, 7.07% - 7.11%, 1/31/15 .........................   United States           6,591,875         6,326,091
  UPC Financing Partnership,
     Term Loan N-1, 7.13%, 12/31/14 .........................................    Netherlands           18,438,000        17,819,405
     Term Loan N-2, 7.13%, 12/31/14 .........................................    Netherlands            5,262,000         5,085,460
  Virgin Media Dover LLC (NTL Dover LLC), Tranche B4, 7.36%, 9/03/12 ........   United States           8,954,098         8,886,495
                                                                                                                   -----------------
                                                                                                                        157,206,995
                                                                                                                   -----------------
  CASINOS/GAMING 2.9%
  Ameristar Casinos Inc., Term Loan B, 6.82%, 11/10/12 ......................   United States           5,393,513         5,299,396
  Cannery Casino Resort LLC,
     Delayed Draw Term Loan, 7.61%, 5/18/13 .................................   United States             263,780           257,734
     Term Loan B, 7.61%, 5/18/13 ............................................   United States           3,692,913         3,608,272
  CCM Merger Inc. (MotorCity Casino), Term Loan B, 7.36%, 7/13/12 ...........   United States           5,175,533         5,082,788
  Greektown Holdings LLC,
     Term Loan B, 7.875%, 12/03/12 ..........................................   United States           5,587,604         5,491,664
     Term Loan B Add-On, 7.875%, 12/03/12 ...................................   United States             999,000           981,847
  Green Valley Ranch Gaming LLC, Term Loan B, 7.36%, 2/16/14 ................   United States           5,683,399         5,582,746
  Herbst Gaming Inc.,
     Delayed Draw Term Loan, 7.235%, 12/02/11 ...............................   United States             897,750           862,361
     Term Loan B, 7.235%, 12/02/11 ..........................................   United States           1,791,000         1,720,399
  Isle of Capri Black Hawk LLC, Term Loan, 7.34% - 7.36%, 10/24/11 ..........   United States           6,468,844         6,362,432
  Las Vegas Sands LLC, Term Loan B, 7.11%, 5/23/14 ..........................   United States           9,040,000         8,774,043
  Penn National Gaming Inc.,
     Term Loan A, 6.86%, 10/03/11 ...........................................   United States           2,534,884         2,488,140
     Term Loan B, 7.11%, 10/03/12 ...........................................   United States           2,868,901         2,810,748
  VML U.S. Finance LLC (Venetian Macau),
     Delay Draw, 7.61%, 5/25/12 .............................................       Macau               4,966,667         4,919,881
     New Project Term Loans, 7.61%, 5/25/13 .................................       Macau                 900,000           887,436
     Term Loan B, 7.61%, 5/24/13 ............................................       Macau               5,433,333         5,371,122
c Wynn Group Asia Inc., Project Facility Tranche C, 9.00%, 5/31/14 ..........       Macau               2,750,000         2,701,600
                                                                                                                   -----------------
                                                                                                                         63,202,609
                                                                                                                   -----------------
  CHEMICALS: MAJOR DIVERSIFIED 2.9%
  Celanese U.S. Holdings LLC, Dollar Term Loan, 7.11%, 4/02/14 ..............   United States          14,563,500        13,832,704
  Huntsman International, Term Loan B, 7.07%, 4/19/14 .......................   United States          11,949,416        11,556,997
  Ineos U.S. Finance LLC,
     Term Loan B2, 7.58%, 12/16/13 ..........................................   United States           3,564,000         3,444,570
     Term Loan C2, 8.08%, 12/23/14 ..........................................   United States           3,564,000         3,516,385
  Invista Canada Co., Term Loan B2, 6.86%, 4/29/11 ..........................       Canada              3,968,210         3,925,393


                                        Quarterly Statements of Investments | 23

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                         COUNTRY     PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  CHEMICALS: MAJOR DIVERSIFIED (CONTINUED)
  Invista SARL, Term Loan B1, 6.86%, 4/29/11 ................................     Luxembourg   $        7,486,097  $      7,405,322
  Lyondell Chemical Co., Term Loan, 6.856%, 8/16/13 .........................   United States          20,061,250        19,770,964
                                                                                                                   -----------------
                                                                                                                         63,452,335
                                                                                                                   -----------------
  CHEMICALS: SPECIALTY 3.7%
  Brenntag Holding GmbH & Co. KG,
     Acquisition Facility, 7.387%, 1/20/14 ..................................      Germany                824,727           809,775
     Term Loan B2, 7.387%, 12/18/13 .........................................   United States           3,375,273         3,305,438
  Cognis GmbH, Term Loan C, 7.357%, 9/15/13 .................................      Germany              4,500,000         4,400,055
  Compass Minerals Group Inc., Term Loan, 6.84% - 6.86%, 12/22/12 ...........   United States           3,474,361         3,398,203
  Hexion Specialty Chemicals BV,
     Term Loan C-2, 7.625%, 5/03/13 .........................................    Netherlands            4,988,152         4,898,715
     Term Loan C-5, 7.625%, 5/03/13 .........................................    Netherlands            1,200,000         1,178,484
  Hexion Specialty Chemicals Inc., Term Loan C-1, 7.625%, 5/03/13 ...........   United States          22,962,702        22,550,980
  ISP Chemco LLC, Term Loan B, 7.125%, 6/04/14 ..............................   United States           6,500,000         6,237,985
  JohnsonDiversey Inc.,
     Delay Draw, 7.86%, 12/16/10 ............................................   United States             480,817           469,090
     Term Loan B, 7.86%, 12/16/11 ...........................................   United States           4,148,047         4,047,872
  Nalco Co., Term Loan B, 7.07% - 7.12%, 11/04/10 ...........................   United States          10,941,281        10,728,692
  Oxbow Carbon LLC, Term Loan B, 7.36% - 9.25%, 5/08/14 .....................   United States           6,053,285         5,920,234
  Polypore Inc., Incremental Term Loan, 7.56%, 7/03/14 ......................   United States           1,900,000         1,865,952
  Rockwood Specialties Group Inc., Term Loan E, 6.857%, 7/30/12 .............   United States           5,844,608         5,770,440
  Vertellus Specialties Inc., First Lien Term Loan, 8.61%, 7/10/13 ..........   United States           4,455,000         4,391,917
                                                                                                                   -----------------
                                                                                                                         79,973,832
                                                                                                                   -----------------
  COAL 0.3%
  Alpha Natural Resources LLC, Term Loan B, 7.11%, 10/26/12 .................   United States           5,614,500         5,524,836
                                                                                                                   -----------------
  COMMERCIAL PRINTING/FORMS 0.2%
  Cenveo Corp.,
     Delayed Draw Term Loan, 7.11%, 6/21/13 .................................   United States              57,109            56,189
     Term Loan C, 7.11%, 6/21/13 ............................................   United States           3,474,076         3,418,144
                                                                                                                   -----------------
                                                                                                                          3,474,333
                                                                                                                   -----------------
  CONSUMER SUNDRIES 0.3%
  Central Garden & Pet Co., Term Loan B, 6.82%, 9/30/12 .....................   United States           5,795,064         5,705,530
  Chattem Inc., Term Loan B, 7.09% - 7.11%, 1/02/13 .........................   United States           1,072,500         1,055,909
                                                                                                                   -----------------
                                                                                                                          6,761,439
                                                                                                                   -----------------
  CONTAINERS/PACKAGING 1.6%
  Altivity Packaging LLC (Bluegrass Container Co.),
     Delayed Draw First Lien Term Loan, 7.57% - 7.61%, 6/30/13 ..............   United States           2,074,800         2,050,400
     First Lien Term Loan, 7.57% - 7.61%, 6/30/13 ...........................   United States           6,934,200         6,820,618
  Berry Plastics Holding Corp., Term Loan C, 7.355%, 4/03/15 ................   United States           1,967,160         1,892,290
  BWAY Corp., Term Loan B, 7.188%, 7/17/13 ..................................   United States           2,408,684         2,366,291
  Graham Packaging Co. LP, New Term Loan, 7.625%, 10/07/11 ..................   United States          15,922,927        15,797,135
  Smurfit-Stone Container Canada Inc.,
     Term Loan C, 7.375%, 11/01/11 ..........................................       Canada              1,324,068         1,302,645
     Term Loan C-1, 7.375%, 11/01/11 ........................................       Canada                416,891           413,106


24 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                          COUNTRY     PRINCIPAL AMOUNT a      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    CONTAINERS/PACKAGING (CONTINUED)
    Smurfit-Stone Container Enterprises,
       L/C Term Loan, 5.22%, 11/01/10 ..........................................   United States    $      608,628    $     600,801
       Term Loan B, 7.375%, 11/01/11 ...........................................   United States         2,393,819        2,355,087
                                                                                                                      --------------
                                                                                                                         33,598,373
                                                                                                                      --------------
    DATA PROCESSING SERVICES 0.3%
    InfoUSA Inc.,
       2007 Term Loan, 7.36%, 2/10/12 ..........................................   United States         2,985,000        2,946,673
       Term Loan B, 7.36%, 2/10/12 .............................................   United States         4,632,042        4,572,567
                                                                                                                      --------------
                                                                                                                          7,519,240
                                                                                                                      --------------
    DEPARTMENT STORES 0.1%
    Neiman Marcus Group Inc., Term Loan, 7.09% - 7.11%, 4/06/13 ................   United States         1,949,839        1,914,449
                                                                                                                      --------------
    DRUG STORE CHAINS 0.3%
    Rite Aid Corp., Tranche 2 Term Loan, 7.07%, 6/04/14 ........................   United States         6,800,000        6,659,036
                                                                                                                      --------------
    ELECTRIC UTILITIES 2.5%
    Ashmore Energy International,
       Synthetic Revolver, 8.35%, 3/30/12 ......................................   United States           928,177          909,975
       Term Loan, 8.36%, 3/30/14 ...............................................  Cayman Islands         7,071,823        6,940,146
    Astoria Generating Co. Acquisitions LLC, Term Loan B, 7.34%, 2/23/13 .......   United States         2,403,370        2,355,062
    Broadway General Funding LLC (LS Power), First Lien Term Loan, 7.36%,
       5/01/14 .................................................................   United States           847,540          817,334
    Dynegy Holdings Inc.,
       Term Loan L/C Facility, 6.82%, 4/02/13 ..................................   United States         5,600,000        5,344,080
       Synthetic L/C, 6.82%, 4/02/13 ...........................................   United States         6,382,979        6,091,277
       Term Loan B, 6.82%, 4/02/13 .............................................   United States         1,117,021        1,065,973
    Infrastrux Group Inc., Term Loan, 8.57%, 11/03/12 ..........................   United States           815,748          796,480
    NRG Energy Inc.,
       Credit Link, 7.07%, 2/01/13 .............................................   United States         7,652,893        7,413,358
       Term Loan, 7.11%, 2/01/13 ...............................................   United States        18,434,065       17,857,079
    Reliant Energy Inc., Pref Funded L/C, 5.19%, 6/30/14 .......................   United States         2,800,000        2,745,988
    TPF Generation Holdings LLC,
       Synthetic L/C, 5.36%, 12/15/13 ..........................................   United States           316,140          312,004
       Synthetic Revolver, 5.36%, 12/15/11 .....................................   United States            99,103           97,807
       Term Loan, 7.36%, 12/15/13 ..............................................   United States         1,670,492        1,648,642
                                                                                                                      --------------
                                                                                                                         54,395,205
                                                                                                                      --------------
    ELECTRICAL PRODUCTS 0.3%
    Edwards (Cayman Islands II) Ltd., Term Loan B, 7.36%, 5/31/14 ..............   United States         2,700,000        2,640,276
    EnerSys Capital Inc., Term Loan D, 7.07% - 7.15%, 3/17/11 ..................   United States         4,813,115        4,765,947
                                                                                                                      --------------
                                                                                                                          7,406,223
                                                                                                                      --------------
    ELECTRONIC COMPONENTS 1.0%
    Freescale Semiconductor Inc., Term Loan B, 7.11%, 12/02/13 .................   United States        16,422,487       15,131,187
    H3C Holdings Ltd., Term Loan B, 8.37%, 9/28/12 .............................  Cayman Islands         7,500,000        7,372,950
                                                                                                                      --------------
                                                                                                                         22,504,137
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 25

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                          COUNTRY     PRINCIPAL AMOUNT a      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    ELECTRONICS/APPLIANCES 0.7%
    DEI Sales Inc., Term Loan B, 7.82% - 7.86%, 9/22/13 ........................   United States    $    5,742,000    $   5,618,547
    Jarden Corp.,
       Term Loan B1, 7.11%, 1/24/12 ............................................   United States           613,087          600,243
       Term Loan B2, 7.11%, 1/24/12 ............................................   United States         9,791,494        9,592,433
                                                                                                                      --------------
                                                                                                                         15,811,223
                                                                                                                      --------------
    ENVIRONMENTAL SERVICES 1.6%
    Allied Waste North America Inc.,
       Credit Link, 5.32%, 3/28/14 .............................................   United States         5,907,008        5,716,921
       Term Loan B, 7.06% - 7.14%, 1/15/12 .....................................   United States        10,869,797       10,520,007
    Casella Waste Systems Inc., Term Loan B, 7.355% - 7.36%, 4/28/10 ...........   United States         4,078,914        3,964,460
    EnviroSolutions Inc., Term Loan B, 8.87% - 8.89%, 7/07/12 ..................   United States         5,661,764        5,623,433
    IESI Corp., Term Loan B, 7.07% - 7.11%, 1/21/12 ............................   United States         3,800,000        3,744,368
    Safety-Kleen Systems Inc.,
       Synthetic L/C, 7.875%, 8/02/13 ..........................................   United States           528,814          520,411
       Term Loan B, 7.875%, 8/02/13 ............................................   United States         2,011,915        1,979,946
    Synatech Inc. (Synagro), Term Loan, 7.36%, 4/02/14 .........................   United States         1,856,250        1,796,330
                                                                                                                      --------------
                                                                                                                         33,865,876
                                                                                                                      --------------
    FINANCE/RENTAL/LEASING 1.5%
    Ashtead Group PLC, Term Loan, 7.125%, 8/31/11 ..............................   United States         3,800,000        3,736,958
    Avis Budget Car Rental LLC, Term Loan, 6.61%, 4/19/12 ......................   United States         7,032,147        6,837,427
    Bakercorp., Term Loan C, 7.57% - 7.61%, 5/08/14 ............................   United States         4,189,500        4,123,725
    Hertz Corp.,
       Credit Link, 5.36%, 12/21/12 ............................................   United States         1,535,410        1,501,539
       Term Loan B, 7.09% - 7.11%, 12/21/12 ....................................   United States         8,555,155        8,377,293
    RSC Holdings III, ABL Term Loan, 7.09% - 7.11%, 11/27/12 ...................   United States         8,436,250        8,285,410
                                                                                                                      --------------
                                                                                                                         32,862,352
                                                                                                                      --------------
    FINANCIAL CONGLOMERATES 0.5%
    Nasdaq Stock Market Inc.,
       Incremental Term Loan B, 7.07%, 4/18/12 .................................   United States           992,500          977,960
       Term Loan B, 7.07%, 4/18/12 .............................................   United States         6,539,654        6,442,475
       Term Loan C (Delayed Draw), 7.07%, 4/18/12 ..............................   United States         3,790,885        3,734,552
                                                                                                                      --------------
                                                                                                                         11,154,987
                                                                                                                      --------------
    FOOD DISTRIBUTORS 0.2%
    OSI Group LLC,
       German Term Loan, 7.36%, 9/02/11 ........................................      Germany            1,190,233        1,170,118
       Netherlands Term Loan, 7.36%, 9/02/11 ...................................    Netherlands          1,487,791        1,462,647
       U.S. Term Loan, 7.36%, 9/02/11 ..........................................   United States         2,684,908        2,639,534
                                                                                                                      --------------
                                                                                                                          5,272,299
                                                                                                                      --------------
    FOOD: MAJOR DIVERSIFIED 0.6%
    Del Monte Foods Co., Term Loan B, 6.82%, 2/08/12 ...........................   United States         7,484,478        7,398,781
    Pinnacle Foods Finance LLC, Term Loan B, 8.11%, 4/02/14 ....................   United States         6,493,030        6,390,440
                                                                                                                      --------------
                                                                                                                         13,789,221
                                                                                                                      --------------


26 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                          COUNTRY     PRINCIPAL AMOUNT a      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    FOOD: MEAT/FISH/DAIRY 0.9%
    Advance Food Co., Term Loan B, 7.11%, 3/16/14 ..............................   United States    $    1,396,500    $   1,368,975
    Bumble Bee Foods LLC, Term Loan B, 7.106% - 7.11%, 5/02/12 .................   United States         2,000,000        1,966,120
    Dean Foods Co., Term Loan B, 6.86%, 4/02/14 ................................   United States        15,660,750       15,331,561
    Michael Foods Inc., Term Loan B1, 7.361%, 11/21/10 .........................   United States         1,320,313        1,283,687
                                                                                                                      --------------
                                                                                                                         19,950,343
                                                                                                                      --------------
    FOOD: SPECIALTY/CANDY 0.3%
    CBRL Group (Cracker Barrel),
       Term Loan B1, 6.86%, 4/27/13 ............................................   United States         3,712,110        3,650,972
       Term Loan B2 (Delayed Draw), 6.84%, 4/27/13 .............................   United States           408,931          402,196
    Herbalife International Inc., Term Loan B, 6.82%, 7/21/13 ..................   United States         3,057,050        3,021,252
                                                                                                                      --------------
                                                                                                                          7,074,420
                                                                                                                      --------------
    GAS DISTRIBUTORS 0.6%
    Knight Inc. (Kinder Morgan), Term Loan B, 6.82%, 5/30/14 ...................   United States        13,478,788       13,043,558
                                                                                                                      --------------
    HOME FURNISHINGS 0.4%
    National Bedding Co. LLC, Term Loan, 7.36%, 8/31/11 ........................   United States         4,563,567        4,476,083
    Simmons Bedding Company, Term Loan D, 7.375% - 7.438%,
       12/19/11 ................................................................   United States         5,107,391        5,023,119
                                                                                                                      --------------
                                                                                                                          9,499,202
                                                                                                                      --------------
    HOMEBUILDING 1.0%
    Building Materials Corp. of America, Term Loan B, 8.125%, 2/22/14 ..........   United States         5,985,000        5,628,653
    CONTECH Construction Products Inc., Term Loan B, 7.32% - 7.34%,
       1/31/13 .................................................................   United States         5,524,880        5,410,514
    Stile Acquisition Corp. (Masonite), Canadian Term Loan, 7.36%,
       4/05/13 .................................................................      Canada             5,491,257        5,231,356
    Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan, 7.36%,
       4/05/13 .................................................................   United States         5,500,612        5,240,268
                                                                                                                      --------------
                                                                                                                         21,510,791
                                                                                                                      --------------
    HOSPITAL/NURSING MANAGEMENT 6.5%
  c Community Health Systems Inc.,
       Delay Draw Term Loan, 9.50%, 7/25/14 ....................................   United States         2,010,828        1,941,333
       Term Loan, 9.50%, 7/25/14 ...............................................   United States        30,489,172       29,435,467
  c HCA Inc., Term Loan B-1, 7.61%, 11/18/13 ...................................   United States        46,460,811       43,946,352
  c Health Management Associates Inc., Term Loan B, 7.11%, 2/28/14 .............   United States        24,876,000       23,786,431
    Iasis Healthcare LLC,
       Delayed Draw Term Loan, 7.34% - 7.36%, 3/14/14 ..........................   United States         2,170,588        2,107,402
       Initial Term Loan, 7.36%, 3/14/14 .......................................   United States         8,563,117        8,313,845
       Synthetic L/C, 7.32%, 3/14/14 ...........................................   United States           782,194          759,424
    LifePoint Hospitals Inc., Term Loan B, 6.985%, 4/15/12 .....................   United States        10,306,042       10,104,971
    Psychiatric Solutions Inc., Second Additional Term Loan, 7.09% - 7.134%,
       7/01/12 .................................................................   United States         3,900,000        3,836,430
    Surgical Care Affiliates LLC, Term Loan B, 7.57%, 12/29/14 .................   United States         2,400,000        2,306,736


                                        Quarterly Statements of Investments | 27

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                         COUNTRY      PRINCIPAL AMOUNT a      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    HOSPITAL/NURSING MANAGEMENT (CONTINUED)
    United Surgical Partners International Inc.,
       Delayed Draw Term Loan, 7.367%, 4/19/14 .................................   United States    $      223,629    $     214,910
       Term Loan B, 7.381%, 4/19/14 ............................................   United States         3,932,081        3,778,769
    Vanguard Health Holding Co. II LLC, Term Loan C, 7.61%, 9/23/11 ............   United States        11,248,536       10,854,837
                                                                                                                      --------------
                                                                                                                        141,386,907
                                                                                                                      --------------
    HOTEL/RESORTS/CRUISELINES 0.1%
    Oceania Cruises Inc., Term Loan B, 7.59%, 4/26/13 ..........................   United States         3,300,000        3,236,574
                                                                                                                      --------------
    HOUSEHOLD/PERSONAL CARE 0.6%
    Acco Brands Corp., Term Loan B, 7.11%, 8/17/12 .............................   United States         3,493,640        3,417,549
    American Safety Razor Co., Term Loan B, 7.83% - 7.86%, 7/31/13 .............   United States           737,550          726,184
    Levlad LLC and Arbonne Int'l LLC (Natural Products Group), Term Loan B,
       7.608% - 7.61%, 3/06/14 .................................................   United States           773,562          728,696
    Prestige Brands Inc., Term Loan B, 7.63% - 9.50%, 4/06/11 ..................   United States         2,786,407        2,758,487
    Spectrum Brands Inc.,
       Dollar Term B II Loan, 9.32%, 4/01/13 ...................................   United States           834,043          809,589
       Dollar Term B Loan, 9.32% - 9.36%, 4/01/13 ..............................   United States         4,686,856        4,549,437
       L/C Commitment, 5.17%, 4/01/13 ..........................................   United States           231,679          224,886
                                                                                                                      --------------
                                                                                                                         13,214,828
                                                                                                                      --------------
    INDUSTRIAL CONGLOMERATES 1.2%
    Amsted Industries Inc.,
       Delay Draw, 7.36%, 4/05/13 ..............................................   United States           897,750          882,560
       Term Loan B, 7.36%, 4/05/13 .............................................   United States         2,058,844        2,031,400
    FCI USA,
       Term Loan B1, 7.755%, 11/01/13 ..........................................   United States         2,650,000        2,599,226
       Term Loan C1, 7.755%, 11/03/14 ..........................................   United States         2,650,000        2,593,237
    GPS CCMP Merger Corp. (Generac), Term Loan B, 7.86%, 11/09/13 ..............   United States        11,331,333       10,521,030
    PlayPower Inc., Term Loan B, 8.11%, 6/30/12 ................................   United States         1,259,055        1,246,150
    TriMas Co. LLC,
       Term Loan B, 7.59% - 7.61%, 8/02/13 .....................................   United States         4,746,303        4,675,820
       Tranche B-1 L/C, 8.07%, 8/02/13 .........................................   United States         1,103,578        1,092,508
                                                                                                                      --------------
                                                                                                                         25,641,931
                                                                                                                      --------------
    INDUSTRIAL MACHINERY 2.0%
    Bucyrus International Inc., Tranche B Dollar Term Loan, 6.84% - 6.88%,
       5/04/14 .................................................................   United States         5,200,000        5,097,092
    CI Acquisition Inc. (Chart Industries), Term Loan B, 7.375%, 10/17/12 ......   United States         1,735,586        1,697,317
    Colfax Corp., Term Loan B, 7.625%, 1/03/12 .................................   United States         7,394,063        7,323,376
  c Dresser Inc., Term Loan B, 7.86%, 5/04/14 ..................................   United States         7,025,000        6,781,724
    Flowserve Corp., Term Loan B, 6.875%, 8/10/12 ..............................   United States         5,582,198        5,494,390
    RBS Global Inc. (Rexnord Corp.),
       Incremental Tranche B-2, 7.642%, 7/22/13 ................................   United States         1,871,158        1,817,157
       Term Loan, 7.84% - 7.86%, 7/22/13 .......................................   United States         5,606,557        5,453,554
    Sensus Metering Systems Inc.,
       Term Loan B1, 7.36% - 7.383%, 12/17/10 ..................................   United States         8,199,279        8,098,264
       Term Loan B2, 7.36% - 7.383%, 12/17/10 ..................................    Luxembourg             771,066          761,566
                                                                                                                      --------------
                                                                                                                         42,524,440
                                                                                                                      --------------


28 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                          COUNTRY     PRINCIPAL AMOUNT a      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    INDUSTRIAL SPECIALTIES 0.5%
    Headwaters Inc., Term Loan B, 7.36%, 4/30/11 ...............................   United States    $    4,229,203    $   4,172,489
  c Veyance Technologies Inc. (Goodyear Engineered Products),
       Delayed Draw Term Loan, 9.75%, 7/13/14 ..................................   United States           725,000          709,826
       Term Loan B, 9.75%, 7/13/14 .............................................   United States         5,075,000        4,968,780
                                                                                                                      --------------
                                                                                                                          9,851,095
                                                                                                                      --------------
    INFORMATION TECHNOLOGY SERVICES 0.2%
    Safenet Inc., Term Loan, 7.86%, 4/11/14 ....................................   United States         2,200,000        2,119,040
    Verifone Inc., Term Loan B, 7.09% - 7.11%, 10/31/13 ........................   United States         1,662,500        1,625,775
                                                                                                                      --------------
                                                                                                                          3,744,815
                                                                                                                      --------------
    INSURANCE BROKERS/SERVICES 0.4%
    Alliant Resources Group Inc.,
       First Lien Term Loan, 8.375%, 11/30/11 ..................................   United States         2,659,500        2,626,868
       Term Loan C, 8.375%, 11/30/11 ...........................................   United States           995,000          982,791
    Arrowhead General Insurance Agency Inc., First Lien Term Loan, 8.36%,
       8/08/12 .................................................................   United States         2,288,500        2,259,070
    HMSC Holdings Corp. (Swett & Crawford), First Lien Term Loan, 7.61%,
       4/03/14 .................................................................   United States         2,277,043        2,182,683
                                                                                                                      --------------
                                                                                                                          8,051,412
                                                                                                                      --------------
    INVESTMENT BANKS/BROKERS 1.4%
    Amwins Group Inc., First Lien Term Loan, 7.82% - 7.84%, 6/08/13 ............   United States         5,000,000        4,880,800
    BNY ConvergEx Group LLC,
       First Lien Term Loan, 8.36%, 10/02/13 ...................................   United States         8,450,000        8,315,222
       Incremental Term Loan B, 8.34%, 10/02/13 ................................   United States         1,024,240        1,007,904
  c HUB International Holdings Inc., Initial Term Loan, 7.86%, 6/30/14 .........   United States         3,267,974        3,171,340
    LPL Holdings Inc., Term Loan D, 7.36%, 12/18/14 ............................   United States         3,209,517        3,162,562
    TD Ameritrade Holding Corp., Term Loan B, 6.82%, 12/31/12 ..................   United States        10,702,660       10,531,417
                                                                                                                      --------------
                                                                                                                         31,069,245
                                                                                                                      --------------
    LIFE/HEALTH INSURANCE 0.4%
    Conseco Inc., Term Loan, 7.32%, 10/10/13 ...................................   United States         9,343,000        9,196,595
                                                                                                                      --------------
    MAJOR TELECOMMUNICATIONS 1.4%
    Alaska Communications Systems Holdings Inc.,
       2005 Incremental Loan, 7.11%, 2/01/12 ...................................   United States         1,728,567        1,715,568
       2006 Incremental Loan, 7.11%, 2/01/12 ...................................   United States           500,000          493,400
       Term Loan, 7.11%, 2/01/12 ...............................................   United States         8,357,133        8,294,287
    Consolidated Communications Inc., Term Loan D, 7.11%, 10/14/11 .............   United States         6,214,286        6,158,668
    Wind Telecomunicazioni SpA,
       Term Loan B, 8.59%, 9/30/13 .............................................       Italy             5,850,000        5,731,830
       Term Loan C, 8.09%, 9/30/14 .............................................       Italy             5,850,000        5,749,965
  d Winstar Communications Inc., DIP, 11.25%, 2/20/49 ..........................   United States           837,576        1,298,243
                                                                                                                      --------------
                                                                                                                         29,441,961
                                                                                                                      --------------
    MARINE SHIPPING 0.2%
    Horizon Lines LLC, Term Loan C, 7.57%, 7/07/11 .............................   United States         3,315,405        3,284,372
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 29

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                          COUNTRY     PRINCIPAL AMOUNT a      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    MEDICAL SPECIALTIES 0.4%
    DJ Orthopedics LLC, Term Loan B, 6.875%, 4/07/13 ...........................   United States    $    2,144,322    $   2,098,756
    IM US Holdings LLC (Inverness), Term Loan, 7.34%, 6/26/14 ..................   United States         1,320,000        1,281,060
    ONEX Carestream Finance LP, Term Loan, 7.32% - 7.358%, 4/30/13 .............   United States         5,800,000        5,651,114
                                                                                                                      --------------
                                                                                                                          9,030,930
                                                                                                                      --------------
    MEDICAL/NURSING SERVICES 2.6%
    AMR Holdco/EmCare Holdco, Term Loan B, 7.32% - 7.357%, 2/10/12 .............   United States         4,345,450        4,294,130
    DaVita Inc., Term Loan B-1, 6.86% - 6.88%, 10/05/12 ........................   United States        20,274,532       19,663,458
    Fresenius Medical Care Holdings Inc., Term Loan B, 6.73% - 6.735%,
       3/31/13 .................................................................   United States        23,716,964       22,930,036
    HealthSouth Corp., Term Loan B, 7.86%, 3/10/13 .............................   United States         5,845,993        5,704,596
    U.S. Oncology Inc., Term Loan B, 7.61%, 8/20/11 ............................   United States         2,795,966        2,771,864
                                                                                                                      --------------
                                                                                                                         55,364,084
                                                                                                                      --------------
    METAL FABRICATION 0.2%
    Baldor Electric Co., Term Loan B, 7.125%, 1/31/14 ..........................   United States         4,326,434        4,199,843
                                                                                                                      --------------
    MISCELLANEOUS COMMERCIAL SERVICES 6.7%
    Acosta Inc., Term Loan B, 7.57%, 7/26/13 ...................................   United States         5,514,300        5,457,282
    Acxiom Corp., Term Loan B, 7.07%, 9/14/12 ..................................   United States         5,545,917        5,459,123
    Affiliated Computer Services Inc.,
       Additional Term Loan, 7.32%, 3/20/13 ....................................   United States        10,979,075       10,799,348
       Term Loan B, 7.32%, 3/20/13 .............................................   United States         2,758,000        2,712,851
    Alix Partners LLP, Term Loan, 7.61%, 10/12/13 ..............................   United States         5,373,000        5,274,728
    Alliance Laundry Systems LLC, Term Loan, 7.61%, 1/27/12 ....................   United States         1,593,481        1,572,781
    American Reprographics Co. LLC, Term Loan B, 7.11%, 6/18/09 ................   United States         4,815,578        4,772,912
  c ARAMARK Corp.,
       Synthetic L/C, 5.36%, 1/26/14 ...........................................   United States           693,183          661,567
       Term Loan B, 7.36%, 1/26/14 .............................................   United States         9,646,737        9,206,750
    Audatex North America Inc., Domestic Term Loan C, 7.375%, 5/16/14 ..........   United States         2,128,540        2,088,247
    Brickman Group Holdings Inc., Term Loan B, 7.34%, 1/23/14 ..................   United States         3,790,500        3,701,044
    CCC Information Services Group Inc., Term Loan B, 7.86%, 2/10/13 ...........   United States         3,156,000        3,135,171
    Clarke American Corp., Term Loan B, 7.86%, 6/30/14 .........................   United States         6,500,000        6,124,170
    Coinmach Corp., Term Loan B-1, 7.875%, 12/19/12 ............................   United States         3,081,237        3,051,719
    Corporate Express NV,
       Term Loan D-1, 7.105% - 7.11%, 12/23/10 .................................   United States        10,908,467       10,784,874
       Term Loan D-1 Add-On, 7.11%, 12/23/10 ...................................   United States         1,293,500        1,279,103
    Dealer Computer Services Inc. (Reynolds & Reynolds), First Lien Term Loan,
       7.36%, 10/26/12 .........................................................   United States        11,498,088       11,276,060
    Duratek Inc. (EnergySolutions), Term Loan B, 7.66%, 6/07/13 ................   United States         2,150,824        2,134,672
    Emdeon Business Services LLC, First Lien Term Loan, 7.61%,
       11/16/13 ................................................................   United States         6,582,144        6,466,101
    EnergySolutions LLC,
       Synthetic L/C, 7.57%, 6/07/13 ...........................................   United States           228,832          226,873
       Synthetic L/C (Add-On), 7.57%, 6/07/13 ..................................   United States         1,830,189        1,806,232
       Term Loan B, 7.66%, 6/07/13 .............................................   United States         4,486,823        4,448,416
    Language Lines Inc., Term Loan B, 8.61%, 6/11/11 ...........................   United States         4,153,874        4,073,496
    NEP II Inc., Term Loan B, 7.61%, 2/18/14 ...................................   United States         1,901,468        1,879,239


30 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                      COUNTRY      PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    MISCELLANEOUS COMMERCIAL SERVICES (CONTINUED)
    Nielsen Finance LLC (VNU Inc.), Term Loan B, 7.607%, 8/09/13 ...........   United States   $     21,850,000     $    21,402,949
    TDS Investor Corp. (Travelport),
       Synthetic L/C, 7.86%, 8/23/13 .......................................   United States          1,070,664           1,040,600
       Term Loan B, 7.82%, 8/23/13 .........................................   United States          5,335,961           5,186,127
    Workflow Management Inc., Term Loan B, 9.355%, 11/30/11 ................   United States          3,812,835           3,772,800
    Worldspan LP, Term Loan B, 8.606% - 8.61%, 12/07/13 ....................   United States          4,875,500           4,774,772
                                                                                                                    ----------------
                                                                                                                        144,570,007
                                                                                                                    ----------------
    MOVIES/ENTERTAINMENT 3.3%
    24 Hour Fitness Worldwide Inc., Term Loan B, 7.86% - 7.88%,
       6/08/12 .............................................................   United States          3,950,000           3,883,522
    AMF Bowling Worldwide Inc., Term Loan B, 7.82%, 6/08/13 ................   United States          4,000,000           3,899,120
    Carmike Cinemas Inc., Delay Draw, 8.61%, 5/19/12 .......................   United States          3,307,673           3,268,808
    Cinemark USA Inc., Term Loan, 7.04% - 7.15%, 10/05/13 ..................   United States          5,955,000           5,850,132
    Cinram International, Term Loan B, 7.355%, 5/05/11 .....................      Canada              4,254,253           4,180,952
    National CineMedia LLC, Term Loan, 7.11%, 2/13/15 ......................   United States          7,400,000           7,140,926
    Regal Cinemas Corp., Term Loan, 6.86%, 10/27/13 ........................   United States         25,260,808          24,274,879
    WMG Acquisition Corp. (Warner Music), Term Loan B, 7.36%, 2/28/11 ......   United States         11,264,768          11,155,838
    Zuffa LLC, Term Loan B, 7.375%, 6/19/15 ................................   United States          7,100,000           6,675,349
                                                                                                                    ----------------
                                                                                                                         70,329,526
                                                                                                                    ----------------
    OIL & GAS PRODUCTION 0.5%
    Helix Energy Solutions Group, Term Loan B, 7.32% - 7.36%, 7/01/13 ......   United States         10,592,359          10,444,278
    W&T Offshore Inc., Term Loan B, 7.61%, 5/26/10 .........................   United States          1,470,000           1,470,000
                                                                                                                    ----------------
                                                                                                                         11,914,278
                                                                                                                    ----------------
    OIL REFINING/MARKETING 1.1%
    Big West Oil LLC, Term Loan B, 7.61%, 5/15/14 ..........................   United States            832,500             811,829
    Citgo Petroleum Corp., Term Loan B, 6.695%, 11/15/12 ...................   United States          6,910,517           6,902,017
    Niska Gas Storage Canada ULC (C/R Gas),
       Asset Sale Term Loan, 7.07%, 5/13/11 ................................      Canada              1,125,250           1,106,943
       Canadian Term Loan, 7.11%, 5/12/13 ..................................      Canada              6,090,829           5,977,479
    Niska Gas Storage U.S. LLC (C/R Gas),
       Delay Draw, 7.11%, 5/12/13 ..........................................   United States            672,209             659,699
       U.S. Term Loan, 7.11%, 5/12/13 ......................................   United States            992,351             973,883
    Western Refining Inc.,
       Delayed Advance Commitment, 7.07%, 6/02/12 ..........................   United States          1,610,714           1,570,930
       Initial Advance Commitment, 7.07%, 6/02/12 ..........................   United States          6,589,286           6,426,530
                                                                                                                    ----------------
                                                                                                                         24,429,310
                                                                                                                    ----------------
    OILFIELD SERVICES/EQUIPMENT 0.7%
  c Hercules Offshore Inc., Term Loan, 9.00%, 7/11/13 ......................   United States          1,000,000             984,290
    Petroleum Geo-Services ASA, Term Loan B, 7.11%, 6/29/15 ................      Norway             14,200,000          13,880,358
                                                                                                                    ----------------
                                                                                                                         14,864,648
                                                                                                                    ----------------
    OTHER CONSUMER SERVICES 1.7%
    Affinion Group Inc., Term Loan B, 7.82% - 7.86%, 10/17/12 ..............   United States         10,436,047          10,290,881
    Education Management LLC, Term Loan C, 7.125%, 6/01/13 .................   United States         10,126,721           9,692,994
    Fender Musical Instruments Corp., Term Loan B, 7.65%, 6/09/14 ..........   United States          1,000,000             940,420


                                        Quarterly Statements of Investments | 31

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                      COUNTRY      PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    OTHER CONSUMER SERVICES (CONTINUED)
    FTD Inc., Term Loan B, 7.358%, 7/28/13 .................................   United States   $      4,246,053     $     4,173,700
    Protection One Inc., Term Loan C, 7.57% - 7.61%, 3/31/12 ...............   United States          1,566,160           1,543,780
    Sabre Inc., Term Loan B, 7.608%, 9/30/14 ...............................   United States          6,511,111           5,993,413
    VICAR Operating Inc. (Veterinary Centers),
       Term Loan B, 6.875%, 5/16/11 ........................................   United States          1,732,364           1,732,364
       Incremental Term Loan, 6.875%, 5/16/11 ..............................   United States          1,496,250           1,477,936
                                                                                                                    ----------------
                                                                                                                         35,845,488
                                                                                                                    ----------------
    OTHER CONSUMER SPECIALTIES 1.0%
  c Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 7.33%,
       12/21/11 ............................................................   United States          7,011,589           6,924,715
    Tupperware Corp., Term Loan B, 6.86%, 12/05/12 .........................   United States         13,427,324          13,210,607
    Waterpik Technologies Inc., First Lien Term Loan, 7.62%, 6/28/13 .......   United States          1,624,164           1,587,539
                                                                                                                    ----------------
                                                                                                                         21,722,861
                                                                                                                    ----------------
    OTHER METALS/MINERALS 0.5%
    Noranda Aluminum Acquisition Corp., Term Loan B, 7.32%, 5/18/14 ........   United States          4,505,000           4,359,624
    Thompson Creek Metals Co., First Lien Term Loan, 10.09%, 10/26/12 ......   United States          5,944,853           5,890,933
                                                                                                                    ----------------
                                                                                                                         10,250,557
                                                                                                                    ----------------
    OTHER TRANSPORTATION 0.2%
    Laidlaw International Inc., Term Loan B, 7.07%, 7/31/13 ................   United States          3,050,072           3,016,338
    Laidlaw Transit Inc., Term Loan B, 7.07%, 7/31/13 ......................      Canada              1,016,691           1,005,446
                                                                                                                    ----------------
                                                                                                                          4,021,784
                                                                                                                    ----------------
    PACKAGED SOFTWARE 1.9%
    Infor Global Solutions,
       Delayed Draw First Lien Term Loan, 9.11%, 7/28/12 ...................    Luxembourg            1,790,977           1,763,665
       First Lien Term Loan, 9.11%, 7/28/12 ................................    Luxembourg            3,432,707           3,380,358
    Infor Global Solutions European Finance Sarl, Tranche B-1 Term Loan,
       8.11%, 7/28/12 ......................................................    Luxembourg            1,500,000           1,474,770
    Nuance Communications Inc.,
       Term Loan, 7.32%, 3/31/13 ...........................................   United States          1,079,534           1,061,301
       Term Loan B-1, 7.32%, 3/31/13 .......................................   United States          1,695,750           1,667,109
  c SunGard Data Systems Inc., New U.S. Term Loan, 7.356%, 2/28/14 .........   United States         30,873,500          30,010,586
    Verint Systems Inc., Term Loan, 8.09%, 5/25/14 .........................   United States            905,882             864,800
                                                                                                                    ----------------
                                                                                                                         40,222,589
                                                                                                                    ----------------
    PERSONNEL SERVICES 0.4%
    Allied Security Holdings LLC, Term Loan D, 8.36%, 6/30/10 ..............   United States          1,937,026           1,923,060
    U.S. Investigations Services Inc.,
       Term Loan B, 8.07%, 10/14/12 ........................................   United States          4,215,175           4,154,561
       Term Loan C, 8.07%, 10/14/12 ........................................   United States          2,167,000           2,135,839
                                                                                                                    ----------------
                                                                                                                          8,213,460
                                                                                                                    ----------------
    PROPERTY-CASUALTY INSURANCE 0.2%
    Affirmative Insurance Holdings Inc., Term Loan, 8.82% - 8.86%,
       1/31/14 .............................................................   United States          3,781,000           3,722,697
                                                                                                                    ----------------


32 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                      COUNTRY      PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    PUBLISHING: BOOKS/MAGAZINES 0.8%
    Readers Digest Association Inc., Term Loan B, 7.33% - 7.385%,
       3/02/14 .............................................................   United States   $      2,094,750     $     2,052,981
    TL Acquisitions Inc., Term Loan B, 8.07%, 7/05/14 ......................   United States         11,500,000          10,944,780
  c Wenner Media LLC, Term Loan B, 7.11%, 10/02/13 .........................   United States          5,167,000           4,895,319
                                                                                                                    ----------------
                                                                                                                         17,893,080
                                                                                                                    ----------------
    PUBLISHING: NEWSPAPERS 2.2%
    Canwest Mediaworks Ltd. Partnership, Term Loan B, 7.34%, 7/10/14 .......       Canada             6,700,000           6,592,733
    Gatehouse Media Operating Inc.,
       Additional Term Loan, 7.61%, 8/28/14 ................................   United States          3,400,000           3,270,426
       Delayed Draw Term Loan, 7.36%, 8/28/14 ..............................   United States          2,065,217           1,985,872
       Term Loan, 7.36%, 8/28/14 ...........................................   United States          5,534,783           5,322,136
    MediaNews Group Inc.,
       Term Loan B, 6.59%, 12/30/10 ........................................   United States          1,799,280           1,769,591
       Term Loan C, 7.09%, 8/02/13 .........................................   United States          4,158,000           4,118,208
    Tribune Co., Term Loan B, 8.36%, 5/16/14 ...............................   United States         27,000,000          24,232,500
                                                                                                                    ----------------
                                                                                                                         47,291,466
                                                                                                                    ----------------
    PULP & PAPER 2.0%
    Boise Cascade LLC,
       Delayed Draw Term Loan, 8.75%, 4/30/14 ..............................   United States            750,206             730,378
       Term Loan E, 6.844% - 6.875%, 4/30/14 ...............................   United States          3,341,420           3,253,106
    Domtar Corp., Term Loan, 6.695%, 3/07/14 ...............................   United States          5,400,000           5,206,248
    Georgia-Pacific Corp.,
       Additional Term Loan, 7.11%, 12/20/12 ...............................   United States          4,560,417           4,297,235
       Term Loan B, 7.11%, 12/20/12 ........................................   United States         18,950,953          17,942,005
    New Page Corp., Term Loan, 7.625%, 5/02/11 .............................   United States          5,494,960           5,485,124
    Verso Paper Holdings LLC, Term Loan B, 7.125%, 8/01/13 .................   United States          5,519,162           5,388,027
                                                                                                                    ----------------
                                                                                                                         42,302,123
                                                                                                                    ----------------
    RAILROADS 0.4%
    Helm Financial Corp., Term Loan B, 7.57% - 7.61%, 7/08/11 ..............   United States          3,076,114           3,040,308
    Kansas City Southern Railway Co.,
       Term Loan B, 7.07% - 7.08%, 4/26/13 .................................   United States          2,846,021           2,804,782
       Term Loan C, 6.82%, 4/28/13 .........................................   United States          2,200,000           2,167,990
                                                                                                                    ----------------
                                                                                                                          8,013,080
                                                                                                                    ----------------
    REAL ESTATE DEVELOPMENT 0.2%
    Standard Pacific Corp., Term Loan B, 6.86%, 5/05/13 ....................   United States          3,500,000           3,379,355
                                                                                                                    ----------------
    REAL ESTATE INVESTMENT TRUSTS 0.8%
    Capital Automotive REIT, Term Loan B, 7.07%, 12/15/10 ..................   United States          1,806,876           1,800,281
    CB Richard Ellis Services Inc., Term Loan B, 6.82%, 12/20/13 ...........   United States          9,080,727           8,892,211
    Macerich Co., Term Loan B, 6.875%, 4/25/10 .............................   United States          7,200,000           7,121,736
                                                                                                                    ----------------
                                                                                                                         17,814,228
                                                                                                                    ----------------
    RECREATIONAL PRODUCTS 0.3%
    Mega Bloks Inc., Term Loan B, 7.375% - 7.963%, 7/26/12 .................       Canada             6,603,310           6,505,977
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 33

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                      COUNTRY      PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    RESTAURANTS 0.7%
    Arby's Restaurant Holdings LLC, Term Loan B, 7.608% - 7.61%,
       7/25/12 .............................................................   United States   $      7,047,274     $     6,984,060
    OSI Restaurant Partners LLC (Outback),
       Pre-funded Revolving Credit, 5.36%, 6/14/13 .........................   United States            635,795             622,659
       Term Loan B, 7.625%, 6/14/14 ........................................   United States          8,328,911           8,134,514
                                                                                                                    ----------------
                                                                                                                         15,741,233
                                                                                                                    ----------------
    SEMICONDUCTORS 1.0%
    Advanced Micro Devices Inc., Term Loan B, 7.36%, 12/31/13 ..............   United States          7,587,125           7,210,577
    Fairchild Semiconductor Corp., Term Loan, 6.86%, 6/26/13 ...............   United States          4,981,094           4,883,763
    Marvell Technology Group Ltd., Term Loan, 7.34%, 11/09/09 ..............      Bermuda            10,513,875          10,421,563
                                                                                                                    ----------------
                                                                                                                         22,515,903
                                                                                                                    ----------------
    SPECIALTY STORES 0.6%
    Dollar General Corp., Term Loan, 8.108%, 7/06/13 .......................   United States         12,000,000          11,187,480
    Pantry Inc., Term Loan B, 7.07%, 5/14/14 ...............................   United States          2,648,816           2,525,222
                                                                                                                    ----------------
                                                                                                                         13,712,702
                                                                                                                    ----------------
    SPECIALTY TELECOMMUNICATIONS 2.5%
    Fairpoint Communications Inc., Revolver, 7.375% - 9.25%, 2/08/11 .......   United States          1,066,000           1,033,988
    Iowa Telecommunications Services Inc., Term Loan B, 7.11%,
       11/23/11 ............................................................   United States         14,750,000          14,587,013
    NTELOS Inc., Term Loan B-1, 7.57%, 8/24/11 .............................   United States          8,199,840           8,170,976
    West Corp., Term Loan B-2, 7.695% - 7.763%, 10/24/13 ...................   United States         12,800,045          12,621,228
    Windstream Corp., Tranche B-1, 6.86%, 7/17/13 ..........................   United States         18,915,560          18,688,006
                                                                                                                    ----------------
                                                                                                                         55,101,211
                                                                                                                    ----------------
    TRUCKING 0.2%
    Swift Transportation Co., Term Loan B, 8.375%, 5/09/14 .................   United States          4,860,465           4,374,176
                                                                                                                    ----------------
    TRUCKS/CONSTRUCTION/FARM MACHINERY 1.5%
    Oshkosh Truck Corp.,
       Term Loan A, 6.61%, 12/06/11 ........................................   United States          2,375,000           2,330,350
     c Term Loan B, 7.11%, 12/06/13 ........................................   United States         30,566,500          29,898,011
                                                                                                                    ----------------
                                                                                                                         32,228,361
                                                                                                                    ----------------
    WHOLESALE DISTRIBUTORS 0.2%
    Interline Brands,
       Delayed Draw Term Loan, 7.07%, 6/23/13 ..............................   United States          2,243,108           2,188,264
       Term Loan B, 7.07%, 6/23/13 .........................................   United States          1,551,178           1,513,251
                                                                                                                    ----------------
                                                                                                                          3,701,515
                                                                                                                    ----------------
    WIRELESS COMMUNICATIONS 0.2%
    Trilogy International Partners LLC, Term Loan, 8.86%, 7/29/12 ..........   United States          4,500,000           4,452,075
                                                                                                                    ----------------
    TOTAL SENIOR FLOATING RATE INTERESTS (COST $2,159,490,164) .............                                          2,102,970,872
                                                                                                                    ----------------


34 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                      COUNTRY       SHARES/WARRANTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS 0.0% e
    COMMERCIAL PRINTING/FORMS 0.0% e
f,g Vertis Holdings Inc., wts., 6/30/11 ....................................   United States             39,812     $            --
                                                                                                                    ----------------
    STEEL 0.0% e
f,g Copperweld Holding Co., B, Escrow ......................................   United States              1,741             150,405
                                                                                                                    ----------------
    TOTAL COMMON STOCKS AND WARRANTS (COST $150,405) .......................                                                150,405
                                                                                                                    ----------------
    TOTAL LONG TERM INVESTMENTS (COST $2,159,640,569) ......................                                          2,103,121,277
                                                                                                                    ----------------
    SHORT TERM INVESTMENT (COST $88,436,459) 4.1%
    MONEY MARKET FUND 4.1%
  h Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% ...   United States         88,436,459          88,436,459
                                                                                                                    ----------------
    TOTAL INVESTMENTS (COST $2,248,077,028) 101.5% .........................                                          2,191,557,736
    OTHER ASSETS, LESS LIABILITIES (1.5)% ..................................                                            (32,281,517)
                                                                                                                    ----------------
    NET ASSETS 100.0% ......................................................                                        $ 2,159,276,219
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 63.

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The coupon rate shown represents the rate at period end.

c Security purchased on a when-issued or delayed delivery basis.

d Defaulted security.

e Rounds to less than 0.1% of net assets.

f Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2007, the aggregate value of these securities was $150,405, representing 0.01% of net assets.

g Non-income producing for the twelve months ended July 31, 2007.

h The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                     See Notes to Statement of Investments. | 35

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

----------------------------------------------------------------------------------------------------------
  FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND               PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 94.5%
  CORPORATE BOND (COST $2,955,253) 1.5%
  FINANCE 1.5%
  FNMA, 5.00%, 10/15/11 ...............................................   $      3,000,000   $  2,991,768
                                                                                             -------------
  MORTGAGE-BACKED SECURITIES 43.6%
a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 4.3%
  FHLMC, 4.226%, 12/01/34 .............................................          1,159,113      1,911,203
  FHLMC, 4.44%, 9/01/33 ...............................................            280,862        276,854
  FHLMC, 4.46%, 8/01/34 ...............................................          5,466,623      5,498,260
  FHLMC, 5.461%, 12/01/33 .............................................          1,937,696      1,193,272
                                                                                             -------------
                                                                                                8,879,589
                                                                                             -------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 1.4%
  FHLMC Gold 15 Year, 5.00%, 10/01/17 .................................            378,048        368,665
  FHLMC Gold 15 Year, 7.00%, 12/01/10 - 9/01/13 .......................            284,305        292,240
  FHLMC Gold 30 Year, 8.50%, 12/01/22 - 7/01/31 .......................          1,975,492      2,108,171
  FHLMC Gold 30 Year, 9.50%, 3/01/21 - 3/01/21 ........................             81,311         84,335
                                                                                             -------------
                                                                                                2,853,411
                                                                                             -------------
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 24.5%
  FNMA, 3.452%, 4/01/34 ...............................................            793,917        778,880
  FNMA, 3.841%, 1/01/35 ...............................................            457,265        457,740
  FNMA, 3.93%, 3/01/33 ................................................            278,688        272,103
  FNMA, 4.012%, 12/01/34 ..............................................          2,713,762      2,744,079
  FNMA, 4.205%, 4/01/33 ...............................................          2,587,669      2,587,464
  FNMA, 4.21%, 11/01/34 ...............................................          1,099,109      1,107,227
  FNMA, 4.215%, 6/01/33 ...............................................            520,053        518,070
  FNMA, 4.245%, 6/01/34 ...............................................          1,707,722      1,679,729
  FNMA, 4.269%, 4/01/33 ...............................................            792,438        798,304
  FNMA, 4.288%, 12/01/33 ..............................................            570,366        564,982
  FNMA, 4.317%, 9/01/33 ...............................................          4,536,770      4,408,525
  FNMA, 4.353%, 1/01/33 ...............................................            539,270        540,437
  FNMA, 4.358%, 2/01/34 ...............................................          2,945,871      2,913,645
  FNMA, 4.42%, 2/01/35 ................................................          4,030,895      4,032,013
  FNMA, 4.476%, 8/01/34 ...............................................          4,720,020      4,687,348
  FNMA, 4.50%, 12/01/32 ...............................................            187,543        188,812
  FNMA, 4.592%, 7/01/34 ...............................................          2,848,046      2,833,655
  FNMA, 4.657%, 1/01/33 ...............................................             58,993         59,659
  FNMA, 4.79%, 3/01/35 ................................................          4,237,835      4,234,663
  FNMA, 4.84%, 9/01/32 ................................................            103,835        104,391
  FNMA, 4.842%, 10/01/33 ..............................................            414,071        414,250
  FNMA, 4.903%, 3/01/33 ...............................................          2,458,968      2,462,924
  FNMA, 4.908%, 11/01/32 ..............................................          4,780,786      4,756,337
  FNMA, 5.086%, 4/01/35 ...............................................            325,991        323,116
  FNMA, 5.201%, 5/01/34 ...............................................          2,263,413      2,272,074
  FNMA, 5.36%, 8/01/34 ................................................          2,834,722      2,853,432
  FNMA, 5.474%, 8/01/33 - 9/01/34 .....................................          1,589,296      1,598,573
  FNMA, 5.53%, 3/01/34 ................................................            242,857        244,990
                                                                                             -------------
                                                                                               50,437,422
                                                                                             -------------


36 | Quarterly Statements of Investments

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------
  FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND               PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 10.1%
  FNMA 15 Year, 4.50%, 12/01/18 - 2/01/19 .............................   $        720,839   $    690,024
  FNMA 15 Year, 5.00%, 2/01/18 - 5/01/18 ..............................          3,911,152      3,812,488
  FNMA 15 Year, 5.50%, 3/01/16 - 11/01/17 .............................          4,080,401      4,051,490
  FNMA 15 Year, 5.50%, 2/01/21 ........................................          5,994,932      5,922,418
  FNMA 15 Year, 6.00%, 4/01/16 - 5/01/17 ..............................          3,817,577      3,847,820
  FNMA 15 Year, 6.50%, 12/01/08 - 10/01/16 ............................            936,388        953,064
  FNMA 15 Year, 7.00%, 7/01/12 - 7/01/14 ..............................            493,699        509,368
  FNMA 15 Year, 7.50%, 12/01/14 - 1/01/15 .............................            226,442        234,245
  FNMA 30 Year, 9.00%, 1/01/17 - 12/01/20 .............................            282,543        298,471
  FNMA 30 Year, 9.50%, 7/01/16 - 6/01/22 ..............................            368,923        399,195
                                                                                             -------------
                                                                                               20,718,583
                                                                                             -------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 3.3%
  GNMA I SF 15 Year, 6.50%, 10/15/13 - 7/15/14 ........................            774,314        793,050
  GNMA I SF 15 Year, 7.50%, 10/15/14 - 12/15/14 .......................            228,920        237,919
  GNMA I SF 30 Year, 5.50%, 4/15/33 - 5/15/33 .........................            963,263        940,755
  GNMA I SF 30 Year, 6.00%, 3/15/33 ...................................            255,137        255,474
  GNMA I SF 30 Year, 7.50%, 11/15/16 ..................................             47,708         49,621
  GNMA I SF 30 Year, 8.00%, 11/15/16 - 1/15/17 ........................            150,404        158,102
  GNMA I SF 30 Year, 8.50%, 7/15/08 - 1/15/17 .........................            104,537        109,351
  GNMA I SF 30 Year, 9.00%, 6/15/16 - 9/15/17 .........................            643,799        690,071
  GNMA II SF 30 Year, 5.00%, 9/20/33 ..................................          2,818,772      2,676,273
  GNMA II SF 30 Year, 7.50%, 10/20/29 - 10/20/31 ......................            706,800        737,607
  GNMA II SF 30 Year, 9.00%, 6/20/16 - 11/20/16 .......................            121,691        129,948
  GNMA II SF 30 Year, 9.50%, 6/20/16 ..................................             73,912         79,416
                                                                                             -------------
                                                                                                6,857,587
                                                                                             -------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $90,420,557) .................                        89,746,592
                                                                                             -------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 49.4%
  FHLB,
     4.625%, 11/21/08 .................................................         10,000,000      9,958,530
     4.875%, 11/18/11 .................................................          2,000,000      1,985,416
  FHLMC,
     4.125%, 7/12/10 ..................................................          4,500,000      4,395,519
     4.50%, 1/15/13 ...................................................          8,300,000      8,048,825
     5.25%, 7/18/11 ...................................................         16,000,000     16,085,600
     5.75%, 1/15/12 ...................................................          2,000,000      2,050,406
  FNMA,
     4.125%, 5/15/10 ..................................................         17,000,000     16,629,893
     4.125%, 4/15/14 ..................................................          1,800,000      1,695,083
     4.25%, 5/15/09 ...................................................          7,000,000      6,923,616
     4.50%, 2/15/11 ...................................................          4,000,000      3,939,420
     5.125%, 4/15/11 ..................................................          9,000,000      9,029,700
     5.375%, 11/15/11 .................................................          1,300,000      1,316,315
     7.25%, 1/15/10 ...................................................          3,000,000      3,158,124


                                        Quarterly Statements of Investments | 37

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                                       PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  U.S. Treasury Note,
     3.125%, 4/15/09 .......................................................................      $      7,000,000   $  6,833,204
   b Index Linked, 0.875%, 4/15/10 .........................................................             7,682,220      7,321,517
   b Index Linked, 2.375%, 4/15/11 .........................................................             2,409,181      2,395,632
                                                                                                                     -------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $102,081,522) ..........................                          101,766,800
                                                                                                                     -------------
  TOTAL LONG TERM INVESTMENTS (COST $195,457,332) ..........................................                          194,505,160
                                                                                                                     -------------

                                                                                                  ----------------
                                                                                                       SHARES
                                                                                                  ----------------
  SHORT TERM INVESTMENTS 5.4%
  MONEY MARKET FUND (COST $10,319,957) 5.0%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% .....................            10,319,957     10,319,957
                                                                                                                     -------------

                                                                                                  ----------------
                                                                                                  PRINCIPAL AMOUNT
                                                                                                  ----------------
  REPURCHASE AGREEMENT (COST $706,626) 0.4%
d Joint Repurchase Agreement, 5.189%, 8/01/07 (Maturity Value $706,727) ....................      $        706,626        706,626
     ABN AMRO Bank, NV, New York Branch (Maturity Value $55,294)
     Banc of America Securities LLC (Maturity Value $55,294)
     Barclays Capital Inc. (Maturity Value $55,294)
     Bear, Stearns & Co. Inc. (Maturity Value $55,294)
     BNP Paribas Securities Corp. (Maturity Value $55,294)
     Deutsche Bank Securities Inc. (Maturity Value $55,294)
     Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $55,294)
     Goldman, Sachs & Co. (Maturity Value $55,294)
     Greenwich Capital Markets Inc. (Maturity Value $55,294)
     Lehman Brothers Inc. (Maturity Value $43,199)
     Merrill Lynch Government Securities Inc. (Maturity Value $55,294)
     Morgan Stanley & Co. Inc. (Maturity Value $55,294)
     UBS Securities LLC (Maturity Value $55,294)
        Collateralized by U.S. Government Agency Securities, 3.00% - 6.625%,
          8/23/07 - 6/28/12;
         e U.S. Government Agency Discount Notes, 10/26/07; e U.S. Treasury Bill, 8/09/07 and
              U.S. Treasury Notes, 3.375% - 6.50%, 11/15/08 - 6/30/12                                                -------------
  TOTAL INVESTMENTS (COST $206,483,915) 99.9% ..............................................                          205,531,743
  OTHER ASSETS, LESS LIABILITIES 0.1% ......................................................                              276,185
                                                                                                                     -------------
  NET ASSETS 100.0% ........................................................................                         $205,807,928
                                                                                                                     =============

See Selected Portfolio Abbreviations on page 63.

a The coupon rate shown represents the rate at period end.

b Principal amount of security is adjusted for inflation.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

d Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2007, all repurchase agreements had been entered into on that date.

e The security is traded on a discount basis with no stated coupon rate.


38 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN LOW DURATION TOTAL RETURN FUND                             COUNTRY/ORGANIZATION         SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 96.1%
    CONVERTIBLE PREFERRED STOCK (COST $19,972) 0.2%
    CONSUMER DURABLES 0.2%
    General Motors Corp., 1.50%, cvt. pfd., D ........................      United States               800         $        20,800
                                                                                                                    ----------------

                                                                                               ------------------
                                                                                               PRINCIPAL AMOUNT a
                                                                                               ------------------
    CORPORATE BONDS 9.5%
    COMMUNICATIONS 0.7%
  b AT&T Inc., FRN, 5.57%, 11/14/08 ..................................      United States           100,000                 100,328
    CONSUMER DURABLES 1.8%
    Ford Motor Credit Co. LLC,
       5.625%, 10/01/08 ..............................................      United States            50,000                  48,916
       7.875%, 6/15/10 ...............................................      United States            50,000                  48,634
       senior note, 9.75%, 9/15/10 ...................................      United States           150,000                 151,579
                                                                                                                    ----------------
                                                                                                                            249,129
                                                                                                                    ----------------
    CONSUMER SERVICES 0.7%
  b Cox Communications Inc., FRN, 5.91%, 12/14/07 ....................      United States           100,000                 100,186
                                                                                                                    ----------------
    FINANCE 4.0%
    FNMA, 5.00%, 10/15/11 ............................................      United States            50,000                  49,863
  b General Electric Capital Corp., FRN, 5.46%, 10/21/10 .............      United States            18,000                  18,010
    GMAC LLC,
       7.75%, 1/19/10 ................................................      United States           150,000                 146,202
       6.875%, 9/15/11 ...............................................      United States            50,000                  46,535
    HSBC Finance Corp., 4.125%, 3/11/08 ..............................      United States           100,000                  99,243
b,c Landsbanki Islands HF, 144A, FRN, 6.06%, 8/25/09 .................         Iceland              100,000                 101,063
  b Wells Fargo & Co., FRN, 5.40%, 3/10/08 ...........................      United States           100,000                 100,073
                                                                                                                    ----------------
                                                                                                                            560,989
                                                                                                                    ----------------
    PROCESS INDUSTRIES 0.5%
    Bunge Ltd. Finance Corp., 4.375%, 12/15/08 .......................      United States            75,000                  73,872
                                                                                                                    ----------------
    UTILITIES 1.8%
    CenterPoint Energy Inc., senior note, B, 5.875%, 6/01/08 .........      United States           100,000                 100,276
    PSEG Funding Trust, 5.381%, 11/16/07 .............................      United States            50,000                  49,962
    Public Service Electric and Gas Co., 4.00%, 11/01/08 .............      United States           100,000                  98,226
                                                                                                                    ----------------
                                                                                                                            248,464
                                                                                                                    ----------------
    TOTAL CORPORATE BONDS (COST $1,355,643) ..........................                                                    1,332,968
                                                                                                                    ----------------
    CONVERTIBLE BONDS 0.9%
    FINANCE 0.3%
    CapitalSource Inc., cvt., senior sub. note, 4.00%, 7/15/34 .......      United States            48,000                  48,069
                                                                                                                    ----------------
    HEALTH TECHNOLOGY 0.3%
    Protein Design Labs Inc., cvt., sub. note, 2.75%, 8/16/23 ........      United States            30,000                  37,613
                                                                                                                    ----------------
    PROCESS INDUSTRIES 0.1%
    Headwaters Inc., cvt., senior sub. note, 2.875%, 6/01/16 .........      United States            20,000                  17,625
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 39

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN LOW DURATION TOTAL RETURN FUND                             COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CONVERTIBLE BONDS (CONTINUED)
    RETAIL TRADE 0.2%
    Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22 ...............      United States            25,000         $        26,765
                                                                                                                    ----------------
    TOTAL CONVERTIBLE BONDS (COST $134,995) ..........................                                                      130,072
                                                                                                                    ----------------
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
      SECURITIES 3.6%
    FINANCE 2.8%
    Chase Funding Mortgage Loan Asset-Backed Certificates,
        2003-6, 1A3, 3.34%, 5/25/26 ..................................      United States            33,178                  32,828
      b 2004-2, 2A2, FRN, 5.57%, 2/25/35 .............................      United States            51,623                  51,584
  b Countrywide Asset-Backed Certificates,
        2001-BC3, A, FRN, 5.80%, 12/25/31 ............................      United States             4,060                   4,061
        2002-3, 1A1, FRN, 6.06%, 5/25/32 .............................      United States             1,795                   1,796
    FNMA, G93-33, K, 7.00%, 9/25/23 ..................................      United States            18,731                  19,566
  b Ownit Mortgage Loan Asset-Backed Certificates, 2006-6, A2B, FRN,
       5.43%, 9/25/37 ................................................      United States           193,940                 193,400
    Popular ABS Mortgage Pass-Through Trust, 2004-4, AF3, 3.856%,
       9/25/34 .......................................................      United States            18,886                  18,806
    Residential Funding Mortgage Securities II, 2003-HS3, AI2, 3.15%,
       7/25/18 .......................................................      United States            11,802                  11,721
    Structured Asset Securities Corp., 2004-4XS, 1A4, 4.13%,
       2/25/34 .......................................................      United States            12,070                  11,962
  c Susquehanna Auto Lease Trust, 2005-1, A3, 144A, 4.43%,
       6/16/08 .......................................................      United States            55,308                  55,174
                                                                                                                    ----------------
                                                                                                                            400,898
                                                                                                                    ----------------
    REAL ESTATE DEVELOPMENT 0.8%
b,c GS Mortgage Securities Corp. II, 2007-E0P, A1, 144A, FRN, 5.41%,
       3/06/20 .......................................................      United States           112,296                 112,296
                                                                                                                    ----------------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
       MORTGAGE-BACKED SECURITIES (COST $513,921) ....................                                                      513,194
                                                                                                                    ----------------
    MORTGAGE-BACKED SECURITIES 24.9%
  b FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 1.8%
    FHLMC, 4.226%, 12/01/34 ..........................................      United States           130,663                 128,171
    FHLMC, 4.311%, 10/01/33 ..........................................      United States           123,063                 121,999
                                                                                                                    ----------------
                                                                                                                            250,170
                                                                                                                    ----------------
  b FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 14.7%
    FNMA, 3.452%, 4/01/34 ............................................      United States            38,651                  37,919
    FNMA, 3.841%, 1/01/35 ............................................      United States            43,954                  44,000
    FNMA, 4.012%, 12/01/34 ...........................................      United States            32,377                  32,739
    FNMA, 4.205%, 4/01/33 ............................................      United States           217,586                 217,569
    FNMA, 4.21%, 11/01/34 ............................................      United States           132,797                 133,778
    FNMA, 4.245%, 6/01/34 ............................................      United States            63,181                  62,145
    FNMA, 4.269%, 4/01/33 ............................................      United States            35,219                  35,480
    FNMA, 4.288%, 12/01/33 ...........................................      United States           134,266                 132,999
    FNMA, 4.353%, 1/01/33 ............................................      United States            41,630                  41,720
    FNMA, 4.358%, 2/01/34 ............................................      United States            75,751                  74,922


40 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN LOW DURATION TOTAL RETURN FUND                                 COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
  b FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE
    (CONTINUED)
    FNMA, 4.42%, 2/01/35 ...............................................        United States           147,246         $   147,287
    FNMA, 4.467%, 5/01/33 ..............................................        United States            33,715              33,875
    FNMA, 4.476%, 8/01/34 ..............................................        United States           147,173             146,155
    FNMA, 4.50%, 12/01/32 ..............................................        United States            27,763              27,951
    FNMA, 4.592%, 7/01/34 ..............................................        United States            70,359              70,003
    FNMA, 4.79%, 3/01/35 ...............................................        United States           320,398             320,158
    FNMA, 4.903%, 3/01/33 ..............................................        United States           102,737             102,903
    FNMA, 5.086%, 4/01/35 ..............................................        United States            57,243              56,739
    FNMA, 5.306%, 11/01/32 .............................................        United States           112,280             112,463
    FNMA, 5.36%, 8/01/34 ...............................................        United States            43,768              44,057
    FNMA, 5.474%, 8/01/33 ..............................................        United States           157,899             159,105
    FNMA, 5.53%, 3/01/34 ...............................................        United States            44,149              44,537
                                                                                                                        ------------
                                                                                                                          2,078,504
                                                                                                                        ------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 0.3%
    FNMA 30 Year, 9.00%, 12/01/20 ......................................        United States            40,184              41,195
                                                                                                                        ------------
  b GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 8.1%
    GNMA, 5.75%, 8/20/26 - 9/20/26 .....................................        United States            57,956              58,684
  d GNMA, 6.00%, 8/15/34 ...............................................        United States         1,050,000           1,048,524
    GNMA, 6.375%, 4/20/26 ..............................................        United States            36,130              36,567
                                                                                                                        ------------
                                                                                                                          1,143,775
                                                                                                                        ------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $3,519,150) .................                                                  3,513,644
                                                                                                                        ------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 48.0%
    FHLB, 4.625%, 11/21/08 .............................................        United States           250,000             248,963
    FHLMC,
       3.875%, 6/15/08 .................................................        United States           150,000             148,427
       4.125%, 7/12/10 .................................................        United States           400,000             390,713
       4.25%, 7/15/09 ..................................................        United States           250,000             246,935
       4.375%, 11/16/07 ................................................        United States           300,000             299,183
       4.50%, 1/15/13 ..................................................        United States           200,000             193,948
       4.75%, 1/18/11 ..................................................        United States           400,000             396,683
       4.875%, 2/17/09 .................................................        United States           300,000             299,856
       4.875%, 2/09/10 .................................................        United States           200,000             199,658
       5.125%, 4/18/08 .................................................        United States           300,000             299,839
       5.25%, 5/21/09 ..................................................        United States           500,000             502,856
       6.00%, 6/15/11 ..................................................        United States           300,000             309,546
    FNMA,
       4.125%, 5/15/10 .................................................        United States           300,000             293,469
       7.125%, 6/15/10 .................................................        United States           200,000             211,361
       7.25%, 1/15/10 ..................................................        United States           500,000             526,354
    U.S. Treasury Note,
     e Index Linked, 0.875%, 4/15/10 ...................................        United States           395,086             376,535
       3.625%, 1/15/10 .................................................        United States         1,000,000             979,141
       6.50%, 2/15/10 ..................................................        United States           800,000             836,938
                                                                                                                        ------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
     (COST $6,745,016) .................................................                                                  6,760,405
                                                                                                                        ------------


                                        Quarterly Statements of Investments | 41

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN LOW DURATION TOTAL RETURN FUND                             COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 9.0%
    European Investment Bank,
        2.125%, 9/20/07 ..............................................     Supranational f        1,000,000   JPY   $         8,449
      b senior note, FRN, 0.525%, 9/21/11 ............................     Supranational f        9,000,000   JPY            75,911
  b FHLMC, 2996, FK, FRN 5.57%, 6/15/35 ..............................     United States            231,637                 231,224
b,g Government of Argentina, FRN, 5.475%, 8/03/12 ....................       Argentina               30,000                  21,245
    Government of Indonesia,
        11.50%, 9/15/19 ..............................................       Indonesia          165,000,000   IDR            20,252
        13.15%, 3/15/10 ..............................................       Indonesia          150,000,000   IDR            18,229
        14.00%, 6/15/09 ..............................................       Indonesia          475,000,000   IDR            57,541
    Government of Malaysia,
        6.45%, 7/01/08 ...............................................        Malaysia              250,000   MYR            74,305
        8.60%, 12/01/07 ..............................................        Malaysia               40,000   MYR            11,774
    Government of Poland,
        5.75%, 6/24/08 ...............................................         Poland               135,000   PLN            48,985
        5.75%, 9/23/22 ...............................................         Poland                50,000   PLN            18,265
        6.00%, 5/24/09 ...............................................         Poland               240,000   PLN            87,850
    Government of Singapore,
        2.625%, 10/01/07 .............................................       Singapore               25,000   SGD            16,498
        5.625%, 7/01/08 ..............................................       Singapore               20,000   SGD            13,574
    Government of Sweden,
        5.00%, 1/28/09 ...............................................         Sweden               200,000   SEK            30,016
        6.50%, 5/05/08 ...............................................         Sweden               825,000   SEK           124,684
        8.00%, 8/15/07 ...............................................         Sweden               660,000   SEK            98,082
    KfW Bankengruppe,
     b FRN, 0.456%, 8/08/11 ..........................................        Germany             3,000,000   JPY            25,313
       senior note, 8.25%, 9/20/07 ...................................        Germany               800,000   ISK            12,961
    Korea Treasury Note, 3.75%, 9/10/07 ..............................      South Korea          95,000,000   KRW           103,211
    Nota Do Tesouro Nacional, 9.762%, 1/01/10 ........................         Brazil                   340 h BRL           176,571
                                                                                                                    ----------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
     (COST $1,198,386) ...............................................                                                    1,274,940
                                                                                                                    ----------------
    TOTAL LONG TERM INVESTMENTS (COST $13,478,715) ...................                                                   13,546,023
                                                                                                                    ----------------
    SHORT TERM INVESTMENTS 11.6%
    FOREIGN GOVERNMENT SECURITIES 2.9%
  i Egypt Treasury Bill, 9/18/07 .....................................         Egypt                150,000   EGP            26,311
    Government of Malaysia,
        3.135%, 12/17/07 .............................................        Malaysia               90,000   MYR            26,021
        3.17%, 5/15/08 ...............................................        Malaysia              225,000   MYR            64,990
        3.546%, 1/11/08 ..............................................        Malaysia               10,000   MYR             2,898
        3.569%, 2/14/08 ..............................................        Malaysia              130,000   MYR            37,633
        7.60%, 3/15/08 ...............................................        Malaysia               35,000   MYR            10,395
  i Malaysia Treasury Bill, 12/13/07 - 6/06/08 .......................        Malaysia              382,000   MYR           108,004
  i Norway Treasury Bill, 12/19/07 - 3/19/08 .........................         Norway               810,000   NOK           135,195
                                                                                                                    ----------------
    TOTAL FOREIGN GOVERNMENT SECURITIES (COST $405,121) ..............                                                      411,447
                                                                                                                    ----------------


42 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN LOW DURATION TOTAL RETURN FUND                             COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY SECURITIES (COST $49,848) 0.4%
i,j U.S. Treasury Bill, 8/23/07 ......................................      United States            50,000         $        49,850
                                                                                                                    ----------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
     (COST $13,933,684) ..............................................                                                   14,007,320
                                                                                                                    ----------------

                                                                                               ------------------
                                                                                                     SHARES
                                                                                               ------------------
    MONEY MARKET FUND (COST $1,170,995) 8.3%
  k Franklin Institutional Fiduciary Trust Money Market Portfolio,
       5.00% .........................................................      United States         1,170,995               1,170,995
                                                                                                                    ----------------
    TOTAL INVESTMENTS (COST $15,104,679) 107.7% ......................                                                   15,178,315
    SECURITY SOLD SHORT (7.4)% .......................................                                                   (1,049,180)
    NET UNREALIZED LOSS ON CREDIT DEFAULT SWAPS (0.6)% ...............                                                      (82,449)
    NET UNREALIZED GAIN ON FORWARD EXCHANGE
      CONTRACTS 0.0% l ...............................................                                                        5,065
    OTHER ASSETS, LESS LIABILITIES 0.3% ..............................                                                       41,698
                                                                                                                    ----------------
    NET ASSETS 100.0% ................................................                                              $    14,093,449
                                                                                                                    ================

                                                                                               ------------------
                                                                                               PRINCIPAL AMOUNT a
                                                                                               ------------------
    SECURITY SOLD SHORT 7.5%
    MORTGAGE-BACKED SECURITIES 7.5% (PROCEEDS $1,041,633)
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE
    GNMA, 6.00%, 8/01/30 .............................................      United States         1,050,000         $     1,049,180
                                                                                                                    ================

See Currency and Selected Portfolio Abbreviations on page 63.

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The coupon rate shown represents the rate at period end.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2007, the aggregate value of these securities was $268,533, representing 1.91% of net assets.

d Security purchased on a to-be-announced basis.

e Principal amount of security is adjusted for inflation.

f A supranational organization is an entity formed by two or more central governments through international treaties.

g The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

h Principal amount is stated in 1,000 Real units.

i The security is traded on a discount basis with no stated coupon rate.

j On deposit with broker for initial margin on futures contracts.

k The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

l Rounds to less than 0.1% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 43

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN REAL RETURN FUND                                           COUNTRY/ORGANIZATION        SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 88.7%
    COMMON STOCKS 8.9%
    ENERGY MINERALS 1.9%
    Chesapeake Energy Corp. .........................................      United States             4,200          $       142,968
    ConocoPhillips ..................................................      United States             1,700                  137,428
    Devon Energy Corp. ..............................................      United States             2,500                  186,525
    Exxon Mobil Corp. ...............................................      United States             1,500                  127,695
  a Newfield Exploration Co. ........................................      United States             4,600                  221,030
    Occidental Petroleum Corp. ......................................      United States             3,400                  192,848
    Peabody Energy Corp. ............................................      United States             2,800                  118,328
                                                                                                                    ----------------
                                                                                                                          1,126,822
                                                                                                                    ----------------
    INDUSTRIAL SERVICES 1.6%
    ENSCO International Inc. ........................................      United States             2,000                  122,140
  a Nabors Industries Ltd. ..........................................         Bermuda                3,100                   90,644
    Noble Corp. .....................................................      United States             1,600                  163,936
    Schlumberger Ltd. ...............................................      United States             3,300                  312,576
  a Weatherford International Ltd. ..................................         Bermuda                4,450                  246,218
                                                                                                                    ----------------
                                                                                                                            935,514
                                                                                                                    ----------------
    NON-ENERGY MINERALS 1.3%
    Alcoa Inc. ......................................................      United States             3,800                  145,160
    Barrick Gold Corp. ..............................................          Canada                3,600                  118,440
    Freeport-McMoRan Copper & Gold Inc., B ..........................      United States             3,573                  335,791
    United States Steel Corp. .......................................      United States             1,500                  147,435
                                                                                                                    ----------------
                                                                                                                            746,826
                                                                                                                    ----------------
    PROCESS INDUSTRIES 0.3%
    The Dow Chemical Co. ............................................      United States             3,400                  147,832
                                                                                                                    ----------------
    REAL ESTATE INVESTMENT TRUSTS 3.8%
    AvalonBay Communities Inc. ......................................      United States             2,300                  248,331
    Boston Properties Inc. ..........................................      United States             2,700                  255,123
    Kimco Realty Corp. ..............................................      United States             6,400                  238,912
    LaSalle Hotel Properties ........................................      United States             5,400                  216,162
    ProLogis ........................................................      United States             5,989                  340,774
    Public Storage ..................................................      United States             3,000                  210,270
    Regency Centers Corp. ...........................................      United States             3,300                  214,071
    Simon Property Group Inc. .......................................      United States             2,600                  224,978
    Vornado Realty Trust ............................................      United States             2,400                  256,872
                                                                                                                    ----------------
                                                                                                                          2,205,493
                                                                                                                    ----------------
    TOTAL COMMON STOCKS (COST $3,465,413) ...........................                                                     5,162,487
                                                                                                                    ----------------

                                                                                               ------------------
                                                                                               PRINCIPAL AMOUNT b
                                                                                               ------------------
    CORPORATE BONDS 0.7%
    COMMERCIAL SERVICES 0.1%
c,d ARAMARK Corp., senior note, 144A, FRN, 8.856%, 2/01/15 ..........       United States           50,000                   46,750
    Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ...........       United States           50,000                   52,750
                                                                                                                    ----------------
                                                                                                                             99,500
                                                                                                                    ----------------


44 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN REAL RETURN FUND                                           COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT b       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    COMMUNICATIONS 0.1%
    Intelsat Subsidiary Holding Co. Ltd., senior note,
       8.25%, 1/15/13 ...............................................        Bermuda                50,000          $        50,000
                                                                                                                    ----------------
    CONSUMER DURABLES 0.1%
    Ford Motor Credit Co. LLC, senior note, 9.875%, 8/10/11 .........     United States             50,000                   50,673
                                                                                                                    ----------------
    CONSUMER NON-DURABLES 0.1%
    Smithfield Foods Inc., senior note, 8.00%, 10/15/09 .............     United States             50,000                   51,250
                                                                                                                    ----------------
    ENERGY MINERALS 0.1%
    Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 ............     United States             50,000                   45,375
                                                                                                                    ----------------
    HEALTH SERVICES 0.1%
    Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ........        Germany                50,000                   50,137
                                                                                                                    ----------------
    NON-ENERGY MINERALS 0.1%
    Novelis Inc., senior note, 7.25%, 2/15/15 .......................        Canada                 50,000                   50,375
                                                                                                                    ----------------
    TOTAL CORPORATE BONDS (COST $414,837) ...........................                                                       397,310
                                                                                                                    ----------------
    U.S. GOVERNMENT SECURITIES 68.8%
  e U.S. Treasury Bond, Index Linked,
       3.50%, 1/15/11 ...............................................     United States            597,285                  616,977
       2.00%, 7/15/14 ...............................................     United States          1,102,980                1,071,701
       3.875%, 4/15/29 ..............................................     United States            379,410                  472,306
  e U.S. Treasury Note, Index Linked,
       3.625%, 1/15/08 ..............................................     United States          1,158,228                1,154,790
       3.875%, 1/15/09 ..............................................     United States          2,789,006                2,825,832
       4.25%, 1/15/10 ...............................................     United States            741,450                  770,008
       0.875%, 4/15/10 ..............................................     United States          9,438,156                8,995,006
       2.375%, 4/15/11 ..............................................     United States          9,217,736                9,165,895
       3.00%, 7/15/12 ...............................................     United States          2,312,660                2,374,452
       1.875%, 7/15/13 ..............................................     United States          6,565,600                6,360,944
       2.00%, 1/15/14 ...............................................     United States          4,050,720                3,936,798
       1.625%, 1/15/15 ..............................................     United States          1,088,840                1,025,892
       2.00%, 1/15/16 ...............................................     United States          1,047,520                1,009,875
                                                                                                                    ----------------
    TOTAL U.S. GOVERNMENT SECURITIES (COST $40,483,910) .............                                                    39,780,476
                                                                                                                    ----------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 10.3%
  d European Investment Bank, senior note, FRN, 0.525%, 9/21/11 .....    Supranational f       175,000,000 JPY            1,476,036
    Government of Malaysia,
       6.45%, 7/01/08 ...............................................       Malaysia             4,115,000 MYR            1,223,065
       7.00%, 3/15/09 ...............................................       Malaysia               100,000 MYR               30,540
    Government of Singapore, 5.625%, 7/01/08 ........................       Singapore              330,000 SGD              223,963
    Government of Sweden, 8.00%, 8/15/07 ............................        Sweden              8,145,000 SEK            1,210,424
    Korea Treasury Note, 3.75%, 9/10/07 .............................      South Korea         625,000,000 KRW              679,022
  g Nota Do Tesouro Nacional, Index Linked, 6.00%,
       5/15/15 ......................................................        Brazil                    800 BRL h            668,583
       5/15/45 ......................................................        Brazil                    480 BRL h            408,631
                                                                                                                    ----------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $5,571,999) .............................................                                                     5,920,264
                                                                                                                    ----------------
    TOTAL LONG TERM INVESTMENTS (COST $49,936,159) ..................                                                    51,260,537
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 45

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN REAL RETURN FUND                                           COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 11.1%
    FOREIGN GOVERNMENT SECURITIES 5.0%
  i Egypt Treasury Bill, 1/08/08 ....................................            Egypt             100,000 EGP      $        17,153
    Government of Canada, 4.50%, 9/01/07 ............................           Canada             740,000 CAD              693,219
    Government of Malaysia,
       3.546%, 1/11/08 ..............................................          Malaysia          2,400,000 MYR              695,441
       3.569%, 2/14/08 ..............................................          Malaysia            150,000 MYR               43,422
       3.17%, 5/15/08 ...............................................          Malaysia            650,000 MYR              187,749
    Government of Singapore, 2.625%, 10/01/07 .......................          Singapore            50,000 SGD               32,996
  i Malaysia Treasury Bills, 11/01/07 - 12/21/07 ....................          Malaysia          1,190,000 MYR              340,249
  i Norway Treasury Bills, 9/19/07 - 3/19/08 ........................           Norway           2,530,000 NOK              426,323
    Queensland Treasury Corp., 07G, 8.00%, 9/14/07 ..................          Australia           215,000 AUD              183,554
  i Sweden Treasury Bill, 12/19/07 ..................................           Sweden           1,925,000 SEK              281,755
                                                                                                                    ----------------
    TOTAL FOREIGN GOVERNMENT SECURITIES (COST $2,765,559) ...........                                                     2,901,861
                                                                                                                    ----------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
      (COST $52,701,718) ............................................                                                    54,162,398
                                                                                                                    ----------------
    REPURCHASE AGREEMENT (COST $3,500,226) 6.1%
  j Joint Repurchase Agreement, 5.189%, 8/01/07
      (Maturity Value $3,500,730) ...................................       United States        3,500,226                3,500,226
        ABN AMRO Bank, NV, New York Branch (Maturity Value $273,897)
        Banc of America Securities LLC (Maturity Value $273,897)
        Barclays Capital Inc. (Maturity Value $273,897)
        Bear, Stearns & Co. Inc. (Maturity Value $273,897)
        BNP Paribas Securities Corp. (Maturity Value $273,897)
        Deutsche Bank Securities Inc. (Maturity Value $273,897)
        Dresdner Kleinwort Wasserstein Securities LLC
          (Maturity Value $273,897)
        Goldman, Sachs & Co. (Maturity Value $273,897)
        Greenwich Capital Markets Inc. (Maturity Value $273,897)
        Lehman Brothers Inc. (Maturity Value $213,966)
        Merrill Lynch Government Securities Inc. (Maturity Value $273,897)
        Morgan Stanley & Co. Inc. (Maturity Value $273,897)
        UBS Securities LLC (Maturity Value $273,897)
          Collateralized by U.S. Government Agency Securities,
            3.00% - 6.625%, 8/23/07 - 6/28/12;  l U.S. Government
            Agency Discount Notes, 10/26/07;  l U.S. Treasury
            Bill, 8/09/07 and U.S. Treasury Notes, 3.375% -
            6.50%, 11/15/08 - 6/30/12
                                                                                                                    ----------------
    TOTAL INVESTMENTS (COST $56,201,944) 99.8% ......................                                                    57,662,624
    OTHER ASSETS, LESS LIABILITIES 0.2% .............................                                                       137,917
                                                                                                                    ----------------
    NET ASSETS 100.0% ...............................................                                               $    57,800,541
                                                                                                                    ================


46 | Quarterly Statements of Investments

Franklin Investors Securities Trust

--------------------------------------------------------------------------------
    FRANKLIN REAL RETURN FUND
--------------------------------------------------------------------------------

See Currency and Selected Portfolio Abbreviations on page 63.

a Non-income producing for the twelve months ended July 31, 2007.

b The principal amount is stated in U.S. dollars unless otherwise indicated.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2007, the value of this security was $46,750, representing 0.08% of net assets.

d The coupon rate shown represents the rate at period end.

e Principal amount of security is adjusted for inflation.

f A supranational organization is an entity formed by two or more central governments through international treaties.

g Redemption price at maturity is adjusted for inflation.

h Principal amount is stated in 1,000 Real units.

i The security is traded on a discount basis with no stated coupon rate.

j Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2007, all repurchase agreements had been entered into on that date.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 47

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION         SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 119.9%
    CONVERTIBLE PREFERRED STOCKS 0.2%
    CONSUMER DURABLES 0.2%
    General Motors Corp., 6.25%, cvt. pfd. ..........................      United States               43,500       $       966,135
    General Motors Corp., 1.50%, cvt. pfd., D .......................      United States               45,200             1,175,200
                                                                                                                    ----------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $2,130,892) ............                                                     2,141,335
                                                                                                                    ----------------

                                                                                               ------------------
                                                                                               PRINCIPAL AMOUNT a
                                                                                               ------------------
    CORPORATE BONDS 18.5%
    COMMERCIAL SERVICES 0.2%
  b ARAMARK Corp., senior note, 144A, 8.50%, 2/01/15 ................      United States              800,000               758,000
    Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ...........      United States              100,000               105,500
    R.H. Donnelley Corp., senior note, 8.875%, 1/15/16 ..............      United States              700,000               684,250
                                                                                                                    ----------------
                                                                                                                          1,547,750
                                                                                                                    ----------------
    COMMUNICATIONS 1.5%
  c AT&T Inc., FRN, 5.57%, 11/14/08 .................................      United States            1,000,000             1,003,276
    Embarq Corp., senior note, 7.082%, 6/01/16 ......................      United States            2,500,000             2,501,760
    Intelsat Intermediate, senior note, zero cpn. to 2/01/10,
      9.25% thereafter, 2/01/15 .....................................         Bermuda                 200,000               158,000
    Intelsat Subsidiary Holding Co. Ltd., senior note, 8.25%,
      1/15/13 .......................................................         Bermuda                 700,000               700,000
    Telecom Italia Capital, senior note,
       4.95%, 9/30/14 ...............................................          Italy                1,500,000             1,375,680
       7.20%, 7/18/36 ...............................................          Italy                1,500,000             1,528,125
    Verizon New York Inc., senior deb.,
       A, 6.875%, 4/01/12 ...........................................      United States            4,700,000             4,907,764
       B, 7.375%, 4/01/32 ...........................................      United States            1,000,000             1,031,542
    Verizon Virginia Inc., A, 4.625%, 3/15/13 .......................      United States            1,000,000               952,257
                                                                                                                    ----------------
                                                                                                                         14,158,404
                                                                                                                    ----------------
    CONSUMER DURABLES 1.8%
    Beazer Homes USA Inc., senior note, 8.125%, 6/15/16 .............      United States              200,000               167,000
    Ford Motor Credit Co. LLC,
       6.625%, 6/16/08 ..............................................      United States              500,000               496,809
       5.625%, 10/01/08 .............................................      United States              500,000               489,158
       7.875%, 6/15/10 ..............................................      United States            1,950,000             1,896,722
       senior note, 9.75%, 9/15/10 ..................................      United States           11,923,000            12,048,525
       senior note, 9.875%, 8/10/11 .................................      United States            1,500,000             1,520,188
    Jarden Corp., senior sub. note, 7.50%, 5/01/17 ..................      United States              700,000               633,500
    KB Home, senior note,
       6.25%, 6/15/15 ...............................................      United States              100,000                83,500
       7.25%, 6/15/18 ...............................................      United States              700,000               612,500
                                                                                                                    ----------------
                                                                                                                         17,947,902
                                                                                                                    ----------------
    CONSUMER NON-DURABLES 0.4%
  b Miller Brewing Co., 144A, 5.50%, 8/15/13 ........................      United States            1,000,000               994,010
    Reynolds American Inc., senior secured note, 7.625%,
      6/01/16 .......................................................      United States              700,000               726,086
  b SABMiller PLC, 144A, 6.50%, 7/01/16 .............................       South Africa            2,200,000             2,257,374
                                                                                                                    ----------------
                                                                                                                          3,977,470
                                                                                                                    ----------------


48 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    CONSUMER SERVICES 0.7%
    CCH I LLC, senior secured note, 11.00%, 10/01/15 ................      United States              200,000       $       201,000
    CCH II LLC, senior note, 10.25%, 9/15/10 ........................      United States              600,000               613,500
    Harrah's Operating Co. Inc., senior note, 6.50%, 6/01/16 ........      United States            1,000,000               736,126
    MGM MIRAGE, senior note,
       6.625%, 7/15/15 ..............................................      United States              800,000               710,000
       7.50%, 6/01/16 ...............................................      United States              200,000               187,000
    News America Inc., senior deb., 7.25%, 5/18/18 ..................      United States            2,000,000             2,139,614
    Station Casinos Inc.,
       senior note, 7.75%, 8/15/16 ..................................      United States              600,000               565,500
       senior sub. note, 6.875%, 3/01/16 ............................      United States              100,000                84,750
    Viacom Inc., senior note, 6.25%, 4/30/16 ........................      United States            2,000,000             1,953,938
                                                                                                                    ----------------
                                                                                                                          7,191,428
                                                                                                                    ----------------
    ELECTRONIC TECHNOLOGY 0.2%
  b Freescale Semiconductor Inc., senior note, 144A, 8.875%,
      12/15/14 ......................................................      United States            1,000,000               917,500
    L-3 Communications Corp., senior sub. note,
       6.125%, 1/15/14 ..............................................      United States              200,000               186,500
       6.375%, 10/15/15 .............................................      United States              500,000               462,500
                                                                                                                    ----------------
                                                                                                                          1,566,500
                                                                                                                    ----------------
    ENERGY MINERALS 1.5%
    Chesapeake Energy Corp., senior note,
       6.625%, 1/15/16 ..............................................      United States            1,100,000             1,042,250
       6.25%, 1/15/18 ...............................................      United States              300,000               272,250
  b Gaz Capital SA, 144A, 6.212%, 11/22/16 ..........................        Luxembourg             2,800,000             2,663,640
    Hess Corp., 7.125%, 3/15/33 .....................................      United States              500,000               535,095
  b Petroleum Export Cayman, senior note, 144A, 5.265%,
      6/15/11 .......................................................          Egypt                  829,361               812,702
  b Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 .......       Switzerland               700,000               642,250
  b Ras Laffan Liquefied Natural Gas Co. Ltd., 144A, 3.437%,
      9/15/09 .......................................................          Qatar                  384,000               376,214
    Valero Energy Corp., 6.125%, 6/15/17 ............................      United States            4,400,000             4,424,548
    XTO Energy Inc., senior note, 5.90%, 8/01/12 ....................      United States            3,600,000             3,645,482
                                                                                                                    ----------------
                                                                                                                         14,414,431
                                                                                                                    ----------------
    FINANCE 7.3%
    Bear Stearns Cos. Inc., B, 4.55%, 6/23/10 .......................      United States            1,000,000               964,195
b,d BNP Paribas, 144A, 7.195%, Perpetual ............................          France               3,500,000             3,396,357
  b Capmark Financial Group Inc., 144A, 6.30%, 5/10/17 ..............      United States            1,200,000             1,064,854
    Charles Schwab Corp., senior note, 8.05%, 3/01/10 ...............      United States              750,000               798,184
    CIT Group Inc., senior note, 5.50%, 11/30/07 ....................      United States            1,000,000               999,106
    CNA Financial Corp., senior note, 6.45%, 1/15/08 ................      United States              500,000               501,516
  c Fifth Third Capital Trust IV, junior sub. note, FRN, 6.50%,
      4/15/67 .......................................................      United States            3,000,000             2,844,975
    General Electric Capital Corp.,
     c FRN, 5.46%, 10/21/10 .........................................      United States            1,500,000             1,500,799
       senior note, 5.00%, 1/08/16 ..................................      United States            2,000,000             1,905,272


                                        Quarterly Statements of Investments | 49

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    FINANCE (CONTINUED)
  c Genworth Financial Inc., junior sub. note, FRN, 6.15%,
      11/15/66 ......................................................      United States            3,300,000       $     3,015,923
b,d Glitnir Banki HF, 144A, 7.451%, Perpetual .......................         Iceland               1,800,000             1,860,237
    GMAC LLC,
       7.75%, 1/19/10 ...............................................      United States            8,850,000             8,625,945
       6.875%, 8/28/12 ..............................................      United States            1,500,000             1,381,182
    The Goldman Sachs Group Inc., 5.125%, 1/15/15 ...................      United States            1,000,000               946,578
b,c ICICI Bank Ltd., sub. note, 144A, FRN, 6.375%, 4/30/22 ..........          India                2,000,000             1,901,824
    JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37 ..........      United States            4,000,000             3,670,892
  b Kaupthing Bank, 144A, 7.125%, 5/19/16 ...........................         Iceland               2,000,000             2,130,826
  b Landsbanki Islands HF, 144A, 6.10%, 8/25/11 .....................         Iceland               2,450,000             2,498,557
  b Lazard Group, senior note, 144A, 6.85%, 6/15/17 .................      United States            3,500,000             3,513,384
    Lehman Brothers Holdings Inc., junior sub. note, 6.50%,
      7/19/17 .......................................................      United States            3,600,000             3,542,062
    Lincoln National Corp., 6.05%, 4/20/17 ..........................      United States            3,800,000             3,561,098
  b Lukoil International Finance BV, 144A, 6.656%, 6/07/22 ..........       Netherlands             2,000,000             1,860,000
  c MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66 ............      United States            4,000,000             3,588,072
    Morgan Stanley, sub. note, 4.75%, 4/01/14 .......................      United States            1,500,000             1,408,420
  b Nationwide Mutual Insurance Co., 144A, 8.25%, 12/01/31 ..........      United States            1,200,000             1,453,903
    Residential Capital LLC, 6.50%, 6/01/12 .........................      United States            4,400,000             3,995,438
  b Standard Chartered Bank, 144A, 8.00%, 5/30/31 ...................      United Kingdom           1,000,000             1,214,528
    UBS Paine Webber Group Inc., senior note, 6.55%, 4/15/08 ........      United States              150,000               150,463
  d Wachovia Capital Trust III, 5.80%, Perpetual ....................      United States            4,000,000             3,926,164
  b WEA Finance/WCI Finance, senior note, 144A, 5.70%,
      10/01/16 ......................................................        Australia              3,000,000             2,947,548
                                                                                                                    ----------------
                                                                                                                         71,168,302
                                                                                                                    ----------------
    HEALTH SERVICES 0.7%
    DaVita Inc., senior sub. note, 7.25%, 3/15/15 ...................      United States              800,000               762,000
    Quest Diagnostics Inc., 6.95%, 7/01/37 ..........................      United States            4,000,000             4,120,052
  b United Health Group Inc., 144A, 6.50%, 6/15/37 ..................      United States            2,300,000             2,313,455
                                                                                                                    ----------------
                                                                                                                          7,195,507
                                                                                                                    ----------------
    HEALTH TECHNOLOGY 0.4%
  b Amgen Inc., senior note, 144A, 5.85%, 6/01/17 ...................      United States            4,200,000             4,139,549
                                                                                                                    ----------------
    INDUSTRIAL SERVICES 0.3%
    Compagnie Generale de Geophysique-Veritas, senior note,
       7.50%, 5/15/15 ...............................................          France                 200,000               196,000
       7.75%, 5/15/17 ...............................................          France                 400,000               392,000
    El Paso Corp., senior note, 6.875%, 6/15/14 .....................      United States              900,000               881,801
    Waste Management Inc., senior note, 6.50%, 11/15/08 .............      United States              500,000               505,909
    The Williams Cos. Inc.,
       8.75%, 3/15/32 ...............................................      United States              400,000               444,000
       senior note, 7.625%, 7/15/19 .................................      United States              200,000               204,000
       senior note, 7.875%, 9/01/21 .................................      United States              400,000               418,000
                                                                                                                    ----------------
                                                                                                                          3,041,710
                                                                                                                    ----------------


50 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    NON-ENERGY MINERALS 0.3%
    Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%,
      4/01/17 .......................................................      United States              800,000       $       842,000
    Novelis Inc., senior note, 7.25%, 2/15/15 .......................          Canada                 700,000               705,250
    Weyerhaeuser Co., 6.75%, 3/15/12 ................................      United States            1,000,000             1,026,380
                                                                                                                    ----------------
                                                                                                                          2,573,630
                                                                                                                    ----------------
    PROCESS INDUSTRIES 0.9%
    Bunge Ltd. Finance Corp., senior note,
       5.875%, 5/15/13 ..............................................      United States            2,000,000             1,979,564
       5.10%, 7/15/15 ...............................................      United States              680,000               627,492
    Huntsman International LLC, senior sub. note, 7.875%,
      11/15/14 ......................................................      United States              800,000               860,000
  b Ineos Group Holdings PLC, 144A, 8.50%, 2/15/16 ..................      United Kingdom             800,000               736,000
    Lyondell Chemical Co., senior note, 8.00%, 9/15/14 ..............      United States            1,000,000             1,075,000
    Owens-Brockway Glass Container Inc., senior note, 6.75%,
      12/01/14 ......................................................      United States              700,000               647,500
    RPM International Inc., 6.25%, 12/15/13 .........................      United States            1,000,000             1,012,381
  b RPM U.K. G.P., 144A, 6.70%, 11/01/15 ............................      United States            1,000,000             1,021,103
  b Yara International ASA, 144A, 5.25%, 12/15/14 ...................          Norway               1,000,000               947,302
                                                                                                                    ----------------
                                                                                                                          8,906,342
                                                                                                                    ----------------
    PRODUCER MANUFACTURING 0.4%
    Hubbell Inc., 6.375%, 5/15/12 ...................................      United States            1,000,000             1,045,871
  b Hutchison Whampoa International Ltd., senior note, 144A,
       6.25%, 1/24/14 ...............................................        Hong Kong              1,000,000             1,014,888
       7.45%, 11/24/33 ..............................................        Hong Kong              1,000,000             1,064,788
    RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 .........      United States              800,000               776,000
                                                                                                                    ----------------
                                                                                                                          3,901,547
                                                                                                                    ----------------
    REAL ESTATE DEVELOPMENT 0.4%
    Colonial Realty LP, 5.50%, 10/01/15 .............................      United States            2,000,000             1,927,052
    ERP Operating LP, 5.75%, 6/15/17 ................................      United States            2,000,000             1,942,180
                                                                                                                    ----------------
                                                                                                                          3,869,232
                                                                                                                    ----------------
    REAL ESTATE INVESTMENT TRUSTS 0.2%
    Host Hotels & Resorts LP, senior note, 6.875%, 11/01/14 .........      United States              500,000               485,000
    Host Marriott LP, senior note, K, 7.125%, 11/01/13 ..............      United States              200,000               195,500
    iStar Financial Inc., senior note, 6.00%, 12/15/10 ..............      United States            1,500,000             1,508,933
                                                                                                                    ----------------
                                                                                                                          2,189,433
                                                                                                                    ----------------
    RETAIL TRADE 0.1%
    CVS Caremark Corp., senior note, 5.75%, 6/01/17 .................      United States            1,200,000             1,150,769
                                                                                                                    ----------------
    TECHNOLOGY SERVICES 0.1%
    SunGard Data Systems Inc.,
       senior note, 9.125%, 8/15/13 .................................      United States              100,000               101,000
       senior sub. note, 10.25%, 8/15/15 ............................      United States              600,000               603,000
                                                                                                                    ----------------
                                                                                                                            704,000
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 51

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    TRANSPORTATION 0.2%
    Union Pacific Corp., 3.625%, 6/01/10 ............................      United States            1,500,000       $     1,438,617
                                                                                                                    ----------------
    UTILITIES 0.9%
    CenterPoint Energy Inc., senior note, 6.85%, 6/01/15 ............      United States            1,000,000             1,049,250
    Consumers Energy Co., first mortgage, H, 4.80%, 2/17/09 .........      United States            1,000,000               990,679
    DPL Inc., senior note, 6.875%, 9/01/11 ..........................      United States              500,000               523,537
    East Coast Power LLC, senior secured note, 6.737%,
      3/31/08 .......................................................      United States               11,943                11,997
    MidAmerican Energy Holdings Co., senior note, 3.50%,
      5/15/08 .......................................................      United States            1,000,000               985,649
    Northeast Generation Co., senior note, 8.812%, 10/15/26 .........      United States              400,000               418,000
    NRG Energy Inc., senior note,
       7.25%, 2/01/14 ...............................................      United States              500,000               483,750
       7.375%, 2/01/16 ..............................................      United States              200,000               193,500
       7.375%, 1/15/17 ..............................................      United States              300,000               290,250
    PSEG Funding Trust, 5.381%, 11/16/07 ............................      United States            2,000,000             1,998,472
    Texas New Mexico Power Co., senior note, 6.125%, 6/01/08 ........      United States            1,000,000             1,003,786
    TXU Corp., senior note, R, 6.55%, 11/15/34 ......................      United States            1,000,000               773,871
                                                                                                                    ----------------
                                                                                                                          8,722,741
                                                                                                                    ----------------
    TOTAL CORPORATE BONDS (COST $184,052,857) .......................                                                   179,805,264
                                                                                                                    ----------------
    CONVERTIBLE BONDS 1.4%
    CONSUMER SERVICES 0.1%
    Carnival Corp., cvt., senior deb., 2.00%, 4/15/21 ...............      United States              890,000             1,040,188
                                                                                                                    ----------------
    ELECTRONIC TECHNOLOGY 0.1%
    Intel Corp., cvt., sub. deb., 2.95%, 12/15/35 ...................      United States            1,206,000             1,173,703
                                                                                                                    ----------------
    FINANCE 0.4%
    CapitalSource Inc., cvt., senior sub. note, 4.00%, 7/15/34 ......      United States            3,600,000             3,605,177
                                                                                                                    ----------------
    HEALTH TECHNOLOGY 0.4%
    Amgen Inc., cvt., senior note, 0.375%, 2/01/13 ..................      United States            2,000,000             1,767,490
    Protein Design Labs Inc., cvt., sub. note, 2.75%, 8/16/23 .......      United States            1,900,000             2,382,201
                                                                                                                    ----------------
                                                                                                                          4,149,691
                                                                                                                    ----------------
    PROCESS INDUSTRIES 0.2%
    Headwaters Inc., cvt., senior sub. note, 2.875%, 6/01/16 ........      United States            1,700,000             1,498,125
                                                                                                                    ----------------
    RETAIL TRADE 0.2%
    Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22 ..............      United States            1,800,000             1,927,062
                                                                                                                    ----------------
    TOTAL CONVERTIBLE BONDS (COST $13,524,139) ......................                                                    13,393,946
                                                                                                                    ----------------
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
      SECURITIES 25.7%
    FINANCE 25.7%
  c AFC Home Equity Loan Trust, 1997-4, 2A2, FRN, 5.96%,
      12/22/27 ......................................................      United States              266,531               266,351
  c American Express Credit Account Master Trust, 2002-5, A, FRN,
      5.49%, 2/15/12 ................................................      United States           21,300,000            21,371,227


52 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
      SECURITIES (CONTINUED)
    FINANCE (CONTINUED)
  c Amortizing Residential Collateral Trust, 2002-BC1, M1, FRN,
      6.17%, 1/25/32 ................................................      United States              573,688       $       569,803
  c Asset-Backed Funding Certificates, 2005-HE2, A2C, FRN,
      5.62%, 6/25/35 ................................................      United States            5,414,186             5,417,118
  c Asset-Backed Securities Corp. Home Equity Loan Trust,
      2005-HE4, A1, FRN, 5.48%, 5/25/35 .............................      United States            1,868,840             1,869,091
  c Bear Stearns Commercial Mortgage Securities Inc., 2005-PW10,
      A4, FRN, 5.405%, 12/11/40 .....................................      United States            4,000,000             3,887,409
  c Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2,
      2A2, FRN, 5.57%, 2/25/35 ......................................      United States            2,632,765             2,630,796
    Citigroup/Deutsche Bank Commercial Mortgage Trust,
     c 2005-CD1, A4, FRN, 5.40%, 7/15/44 ............................      United States            8,750,000             8,459,246
     c 2005-CD1, E, FRN, 5.40%, 7/15/44 .............................      United States            4,500,000             4,167,910
     c 2006-CD3, A5, FRN, 5.617%, 10/15/48 ..........................      United States           13,500,000            13,214,005
       2007-CD4, C, 5.476%, 12/11/49 ................................      United States           14,200,000            13,254,925
    Countrywide Asset-Backed Certificates,
       2004-7, AF4, 4.774%, 8/25/32 .................................      United States              558,126               553,830
     c 2004-9, AF4, FRN, 4.649%, 10/25/32 ...........................      United States            1,183,279             1,170,949
    FHLMC,
       2643, OG, 5.00%, 7/15/32 .....................................      United States            3,182,750             2,967,969
     c 2942, TF, FRN, 5.67%, 3/15/35 ................................      United States            4,455,620             4,450,233
  c First Franklin Mortgage Loan Asset-Backed Certificates,
       2004-FF11, 1A2, FRN, 5.67%, 1/25/35 ..........................      United States            1,780,773             1,781,523
       2005-FF8, A2B, FRN, 5.50%, 9/25/35 ...........................      United States           17,200,000            17,202,243
       2005-FF10, A2, FRN, 5.42%, 11/25/35 ..........................      United States            1,262,514             1,262,389
    FNMA, G93-33, K, 7.00%, 9/25/23 .................................      United States            1,311,178             1,369,592
    GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%,
      1/10/38 .......................................................      United States            1,578,354             1,519,796
  c GMAC Mortgage Corp. Loan Trust, 2004-HE2, A2, FRN, 2.88%,
      10/25/33 ......................................................      United States               23,072                22,638
    Greenwich Capital Commercial Funding Corp.,
       2004-GG1, A7, 5.317%, 6/10/36 ................................      United States           11,680,000            11,431,059
     c 2006-GG7, A4, FRN, 5.913%, 7/10/38 ...........................      United States           19,500,000            19,609,526
       2007-GG9, C, 5.554%, 3/10/39 .................................      United States            6,438,000             6,059,177
  c GS Mortgage Securities Corp. II,
       2006-GG6, A4, FRN, 5.553%, 4/10/38 ...........................      United States            7,300,000             7,143,221
     b 2007-E0P, A1, 144A, FRN, 5.41%, 3/06/20 ......................      United States            6,737,774             6,737,774
  c HSI Asset Securitization Corp. Trust, 2006-OPT4, 2A2, FRN,
      5.43%, 3/25/36 ................................................      United States            5,700,000             5,697,982
    JPMorgan Chase Commercial Mortgage Securities Corp.,
     c 2004-CB9, A4, FRN, 5.377%, 6/12/41 ...........................      United States           11,324,540            11,191,538
       2004-LN2, A2, 5.115%, 7/15/41 ................................      United States              697,106               670,738
  b Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%,
      12/25/24 ......................................................      United States               87,843                87,440
  b Legacy Benefits Insurance Settlements LLC, 2004-1, A, 144A,
      5.35%, 2/10/39 ................................................      United States            2,280,824             2,160,369


                                        Quarterly Statements of Investments | 53

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
      SECURITIES (CONTINUED)
    FINANCE (CONTINUED)
  c Master Asset-Backed Securities Trust, 2006-AB1, A1, FRN,
      5.46%, 2/25/36 ................................................      United States              699,168       $       699,119
  c MBNA Master Credit Card Trust, 2003-A9, A9, FRN, 5.45%,
      2/15/11 .......................................................      United States            5,360,000             5,368,758
  c Morgan Stanley ABS Capital I,
       2006-NC3, A2B, FRN, 5.44%, 3/25/36 ...........................      United States            9,750,000             9,733,420
       2006-NC4, A2A, FRN, 5.35%, 6/25/36 ...........................      United States            3,252,810             3,251,250
       2006-WMC, 2A, FRN, 5.36%, 7/25/36 ............................      United States            1,945,295             1,944,543
  c Morgan Stanley Capital I, 2004-IQ7, A4, FRN, 5.431%,
      6/15/38 .......................................................      United States            6,900,000             6,798,888
  c Ownit Mortgage Loan Asset-Backed Certificates,
       2005-2, A2B, FRN, 5.52%, 3/25/36 .............................      United States              399,362               399,381
       2006-6, A2B, FRN, 5.43%, 9/25/37 .............................      United States           18,230,360            18,179,630
    Residential Asset Securities Corp.,
       2001-KS2, AI5, 7.014%, 6/25/31 ...............................      United States               10,687                10,657
       2004-KS1, AI4, 4.213%, 4/25/32 ...............................      United States            1,218,317             1,203,289
     c 2005-AHL2, A2, FRN, 5.58%, 10/25/35 ..........................      United States            4,474,981             4,468,508
   c,e 2006-KS1, A1, FRN, 5.39%, 2/25/36 ............................      United States            2,259,929             2,259,964
  c Securitized Asset-Backed Receivables LLC,
       2004-0P1, M1, FRN, 5.83%, 2/25/34 ............................      United States              946,143               938,848
       2006-FR1, A2A, FRN, 5.39%, 11/25/35 ..........................      United States            2,734,173             2,734,405
  c Securitized Asset-Backed Receivables LLC Trust, 2006-FR2, A2,
      FRN, 5.47%, 3/25/36 ...........................................      United States            7,200,000             7,189,139
  c Structured Asset Investment Loan Trust, 2005-5, A7, FRN,
      5.53%, 6/25/35 ................................................      United States            1,547,729             1,547,853
    Structured Asset Securities Corp.,
     c 2002-1A, 2A1, FRN, 6.713%, 2/25/32 ...........................      United States               84,062                84,817
       2004-4XS, 1A4, 4.13%, 2/25/34 ................................      United States              663,844               657,925
  b Susquehanna Auto Lease Trust, 2005-1, A3, 144A, 4.43%,
      6/16/08 .......................................................      United States            4,037,495             4,027,719
                                                                                                                    ----------------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
      MORTGAGE-BACKED SECURITIES (COST $255,413,104) ................                                                   249,695,980
                                                                                                                    ----------------
    MORTGAGE-BACKED SECURITIES 53.9%
  c FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 1.3%
    FHLMC, 4.963%, 9/01/32 ..........................................      United States            2,609,126             2,630,018
    FHLMC, 5.474%, 11/01/27 .........................................      United States            7,846,954             7,968,211
    FHLMC, 5.977%, 10/01/36 .........................................      United States              162,792               164,286
    FHLMC, 7.275%, 3/01/25 ..........................................      United States              148,148               148,914
    FHLMC, 7.403%, 4/01/30 ..........................................      United States              556,714               562,893
    FHLMC, 7.406%, 4/01/32 ..........................................      United States            1,360,840             1,373,405
                                                                                                                    ----------------
                                                                                                                         12,847,727
                                                                                                                    ----------------
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 6.4%
    FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18 ...................      United States              849,518               828,074
  e FHLMC Gold 15 Year, 5.00%, 8/01/18 ..............................      United States           12,050,000            11,679,089
  e FHLMC Gold 15 Year, 5.50%, 8/01/19 ..............................      United States            5,000,000             4,938,280


54 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE (CONTINUED)
    FHLMC Gold 15 Year, 6.00%, 2/01/17 ..............................      United States               93,830       $        94,540
  e FHLMC Gold 15 Year, 6.00%, 8/01/17 ..............................      United States           10,000,000            10,057,810
  e FHLMC Gold 30 Year, 4.50%, 8/01/27 ..............................      United States            4,620,000             4,401,991
  e FHLMC Gold 30 Year, 5.00%, 8/01/33 ..............................      United States            9,320,000             8,741,871
    FHLMC Gold 30 Year, 5.00%, 8/01/33 - 5/01/34 ....................      United States            2,864,250             2,701,761
  e FHLMC Gold 30 Year, 5.50%, 8/01/33 ..............................      United States            4,700,000             4,540,642
    FHLMC Gold 30 Year, 5.50%, 1/01/35 ..............................      United States              327,415               317,533
  e FHLMC Gold 30 Year, 6.00%, 8/01/30 ..............................      United States            4,000,000             3,968,124
  e FHLMC Gold 30 Year, 6.00%, 5/01/33 - 8/01/34 ....................      United States            3,263,866             3,252,315
  e FHLMC Gold 30 Year, 6.50%, 3/01/15 ..............................      United States            4,000,000             4,045,624
    FHLMC Gold 30 Year, 6.50%, 4/01/28 - 1/01/35 ....................      United States            1,074,426             1,094,786
    FHLMC Gold 30 Year, 7.00%, 4/01/26 - 7/01/32 ....................      United States              692,521               716,140
    FHLMC Gold 30 Year, 7.50%, 3/01/32 ..............................      United States               94,337                98,442
    FHLMC Gold 30 Year, 8.50%, 8/01/30 ..............................      United States               12,107                12,972
    FHLMC Gold 30 Year, 9.00%, 1/01/22 ..............................      United States              154,112               163,214
    FHLMC Gold 30 Year, 10.00%, 10/01/30 ............................      United States              341,946               384,240
    FHLMC Gold PC 15 Year, 8.50%, 5/01/12 ...........................      United States                9,147                 9,241
                                                                                                                    ----------------
                                                                                                                         62,046,689
                                                                                                                    ----------------
  c FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 3.8%
    FNMA, 4.012%, 12/01/34 ..........................................      United States            2,894,679             2,927,018
    FNMA, 4.358%, 2/01/34 ...........................................      United States            3,366,709             3,329,881
    FNMA, 4.604%, 12/01/34 ..........................................      United States            1,668,742             1,652,291
    FNMA, 4.941%, 4/01/35 ...........................................      United States            7,676,825             7,660,522
    FNMA, 5.474%, 8/01/33 - 9/01/34 .................................      United States           15,775,603            15,867,900
    FNMA, 5.867%, 12/01/27 ..........................................      United States              514,011               515,677
    FNMA, 5.875%, 3/01/33 ...........................................      United States              606,163               611,600
    FNMA, 5.886%, 6/01/33 ...........................................      United States              483,945               488,285
    FNMA, 6.337%, 12/01/24 ..........................................      United States               65,103                66,647
    FNMA, 6.541%, 1/01/17 ...........................................      United States              684,337               694,547
    FNMA, 6.575%, 9/01/19 ...........................................      United States               46,633                47,281
    FNMA, 6.723%, 6/01/17 ...........................................      United States              125,865               125,975
    FNMA, 6.734%, 10/01/32 ..........................................      United States            1,487,932             1,504,259
    FNMA, 6.75%, 6/01/15 ............................................      United States              128,708               128,575
    FNMA, 7.099%, 11/01/31 ..........................................      United States              554,922               562,970
    FNMA, 7.148%, 12/01/22 ..........................................      United States              241,297               241,982
    FNMA, 7.232%, 6/01/32 ...........................................      United States              165,124               167,004
    FNMA, 7.326%, 5/01/25 ...........................................      United States              200,335               201,572
                                                                                                                    ----------------
                                                                                                                         36,793,986
                                                                                                                    ----------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 35.1%
  e FNMA 15 Year, 4.50%, 8/01/18 ....................................      United States            2,550,000             2,429,671
    FNMA 15 Year, 4.50%, 3/01/19 - 6/01/19 ..........................      United States            1,873,897             1,791,685
    FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18 ..........................      United States            1,786,834             1,742,601
  e FNMA 15 Year, 5.00%, 8/01/18 ....................................      United States           13,025,000            12,628,141
    FNMA 15 Year, 5.50%, 1/01/14 - 2/01/18 ..........................      United States            1,026,426             1,019,025
    FNMA 15 Year, 6.00%, 8/01/16 - 6/01/17 ..........................      United States              537,120               541,295
  e FNMA 15 Year, 6.00%, 8/01/18 ....................................      United States            2,500,000             2,515,235


                                        Quarterly Statements of Investments | 55

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE
    (CONTINUED)
    FNMA 15 Year, 6.50%, 4/01/16 - 9/01/16 ..........................      United States               55,890       $        57,098
  e FNMA 30 Year, 5.00%, 8/01/33 ....................................      United States           50,650,000            47,508,130
    FNMA 30 Year, 5.50%, 6/01/33 - 5/01/36 ..........................      United States           45,605,506            44,174,727
  e FNMA 30 Year, 5.50%, 8/01/33 ....................................      United States           76,750,000            74,123,692
  e FNMA 30 Year, 6.00%, 8/01/32 ....................................      United States          103,750,000           102,793,529
    FNMA 30 Year, 6.00%, 9/01/32 - 11/01/35 .........................      United States            7,552,002             7,511,460
    FNMA 30 Year, 6.50%, 5/01/28 - 8/01/32 ..........................      United States            2,457,116             2,505,081
  e FNMA 30 Year, 6.50%, 8/01/34 ....................................      United States           38,850,000            39,244,561
    FNMA 30 Year, 7.50%, 1/01/30 ....................................      United States               87,849                91,959
    FNMA 30 Year, 8.50%, 5/01/32 ....................................      United States              272,498               292,686
    FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27 .........................      United States              833,838               905,151
                                                                                                                    ----------------
                                                                                                                        341,875,727
                                                                                                                    ----------------
  c GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE
    RATE 0.0% f
    GNMA, 6.125%, 10/20/26 - 10/20/26 ...............................      United States              122,221               123,521
    GNMA, 6.375%, 1/20/23 ...........................................      United States               60,957                61,640
                                                                                                                    ----------------
                                                                                                                            185,161
                                                                                                                    ----------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 7.3%
    GNMA I SF 15 Year, 7.00%, 2/15/09 ...............................      United States               22,571                22,883
  e GNMA I SF 30 Year, 6.00%, 8/15/34 ...............................      United States           69,950,000            69,851,650
    GNMA I SF 30 Year, 6.50%, 10/15/31 - 4/15/32 ....................      United States              156,270               159,852
    GNMA I SF 30 Year, 7.00%, 10/15/27 - 4/15/28 ....................      United States               67,338                70,398
    GNMA I SF 30 Year, 7.50%, 2/15/17 - 5/15/26 .....................      United States              455,979               476,998
    GNMA I SF 30 Year, 8.00%, 8/15/16 - 7/15/17 .....................      United States              216,732               227,974
    GNMA I SF 30 Year, 9.00%, 9/15/25 - 3/15/31 .....................      United States                8,955                 9,706
    GNMA II SF 30 Year, 6.00%, 5/20/31 ..............................      United States               50,010                50,068
    GNMA II SF 30 Year, 6.50%, 3/20/28 - 4/20/31 ....................      United States               36,964                37,809
    GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33 ....................      United States              264,086               275,437
    GNMA II SF 30 Year, 8.00%, 1/20/27 - 7/20/27 ....................      United States              244,093               258,016
                                                                                                                    ----------------
                                                                                                                         71,440,791
                                                                                                                    ----------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $524,016,123) ............                                                   525,190,081
                                                                                                                    ----------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 6.2%
    FHLMC,
       4.625%, 2/21/08 ..............................................      United States            7,000,000             6,975,556
       4.875%, 11/15/13 .............................................      United States           15,000,000            14,750,610
       6.25%, 7/15/32 ...............................................      United States            5,000,000             5,473,480
       6.75%, 3/15/31 ...............................................      United States            6,500,000             7,518,056
    FNMA,
       4.25%, 9/15/07 ...............................................      United States            2,500,000             2,496,630
       6.25%, 5/15/29 ...............................................      United States            4,000,000             4,359,044
       6.625%, 10/15/07 .............................................      United States            5,000,000             5,012,680
       6.625%, 11/15/30 .............................................      United States            7,000,000             7,971,194


56 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  g U.S. Treasury Note, Index Linked,
       0.875%, 4/15/10 ..............................................      United States            3,292,380       $     3,137,793
       2.375%, 4/15/11 ..............................................      United States            3,142,410             3,124,737
                                                                                                                    ----------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
      (COST $61,505,215) ............................................                                                    60,819,780
                                                                                                                    ----------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 9.5%
    Bank of Thailand Bond, 5.375%, 4/07/08 ..........................         Thailand              1,500,000   THB          45,076
  h Egypt Treasury Bill,
       1/08/08 ......................................................          Egypt                3,725,000   EGP         638,948
       7/01/08 ......................................................          Egypt                3,600,000   EGP         595,186
    European Investment Bank,
       2.125%, 9/20/07 ..............................................     Supranational i         110,000,000   JPY         929,343
     c senior note, FRN, 0.525%, 9/21/11 ............................     Supranational i         550,000,000   JPY       4,638,970
c,j Government of Argentina, FRN, 5.475%, 8/03/12 ...................        Argentina              2,225,000             1,575,678
    Government of Indonesia,
       11.00%, 9/15/25 ..............................................        Indonesia         21,230,000,000   IDR       2,515,381
       11.50%, 9/15/19 ..............................................        Indonesia         12,200,000,000   IDR       1,497,433
       12.00%, 9/15/26 ..............................................        Indonesia          1,158,000,000   IDR         148,397
       12.80%, 6/15/21 ..............................................        Indonesia          9,705,000,000   IDR       1,285,933
       12.90%, 6/15/22 ..............................................        Indonesia         21,000,000,000   IDR       2,804,932
       13.15%, 3/15/10 ..............................................        Indonesia          9,320,000,000   IDR       1,132,646
       14.25%, 6/15/13 ..............................................        Indonesia          7,995,000,000   IDR       1,080,300
       14.275%, 12/15/13 ............................................        Indonesia         12,430,000,000   IDR       1,695,062
  k Government of Iraq, Reg S, 5.80%, 1/15/28 .......................           Iraq                3,200,000             1,872,000
    Government of Malaysia,
       3.135%, 12/17/07 .............................................         Malaysia              5,930,000   MYR       1,714,466
       4.305%, 2/27/09 ..............................................         Malaysia              9,300,000   MYR       2,727,078
       6.45%, 7/01/08 ...............................................         Malaysia              4,300,000   MYR       1,278,051
       7.00%, 3/15/09 ...............................................         Malaysia                580,000   MYR         177,131
       8.60%, 12/01/07 ..............................................         Malaysia              4,790,000   MYR       1,409,873
    Government of Mexico, 10.00%, 12/05/24 ..........................          Mexico                 400,000 l MXN       4,446,913
    Government of Peru,
       7.84%, 8/12/20 ...............................................           Peru                1,100,000   PEN         390,409
       Series 7, 8.60%, 8/12/17 .....................................           Peru                3,200,000   PEN       1,183,907
    Government of Poland,
       5.75%, 6/24/08 ...............................................          Poland                 565,000   PLN         205,010
       5.75%, 9/23/22 ...............................................          Poland               1,800,000   PLN         657,543
       6.00%, 5/24/09 ...............................................          Poland              28,950,000   PLN      10,596,939
    Government of Singapore,
       1.50%, 4/01/08 ...............................................        Singapore                180,000   SGD         118,043
       2.625%, 10/01/07 .............................................        Singapore              3,020,000   SGD       1,992,971
       5.625%, 7/01/08 ..............................................        Singapore              1,830,000   SGD       1,241,977
    Government of Slovakia,
       4.80%, 4/14/09 ...............................................     Slovak Republic           2,600,000   SKK         107,438
       4.90%, 2/11/14 ...............................................     Slovak Republic           2,000,000   SKK          83,399
       5.30%, 5/12/19 ...............................................     Slovak Republic           1,900,000   SKK          82,092


                                        Quarterly Statements of Investments | 57

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    Government of Sweden,
       5.00%, 1/28/09 ...............................................          Sweden              15,200,000   SEK $     2,281,184
       5.50%, 10/08/12 ..............................................          Sweden               2,880,000   SEK         449,619
       6.50%, 5/05/08 ...............................................          Sweden              50,375,000   SEK       7,613,252
       8.00%, 8/15/07 ...............................................          Sweden              32,310,000   SEK       4,801,572
  c Government of Vietnam, FRN, 6.25%, 3/12/16 ......................         Vietnam                 211,304               206,870
    KfW Bankengruppe,
     c FRN, 0.456%, 8/08/11 .........................................         Germany             265,000,000   JPY       2,236,000
       senior note, 8.25%, 9/20/07 ..................................         Germany              51,000,000   ISK         826,289
    Korea Treasury Note,
       3.75%, 9/10/07 ...............................................       South Korea         2,890,000,000   KRW       3,139,797
       4.25%, 9/10/08 ...............................................       South Korea         1,000,000,000   KRW       1,076,296
       4.50%, 9/09/08 ...............................................       South Korea         3,300,000,000   KRW       3,560,963
       4.75%, 3/12/08 ...............................................       South Korea         1,100,000,000   KRW       1,193,710
    Nota Do Tesouro Nacional, 9.762%,
       1/01/14 ......................................................          Brazil                   1,900 m BRL         960,267
       1/01/17 ......................................................          Brazil                  21,975 m BRL      11,026,334
  b Peru Enhanced Pass-Through Finance Ltd., senior secured bond,
      A-1, 144A, zero cpn., 5/31/18 .................................           Peru                1,350,000               887,625
  h Sweden Treasury Bill, 12/19/07 ..................................          Sweden              10,085,000   SEK       1,476,106
                                                                                                                    ----------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $86,335,749) ............................................                                                    92,604,409
                                                                                                                    ----------------
  c SENIOR FLOATING RATE INTERESTS 4.4%
    COMMERCIAL SERVICES 0.4%
    Affiliated Computer Services Inc., Term Loan B, 7.32%,
      3/20/13 .......................................................      United States              985,000               968,875
  e ARAMARK Corp.,
       Synthetic L/C, 5.36%, 1/26/14 ................................      United States               32,865                31,366
       Term Loan B, 7.36%, 1/26/14 ..................................      United States              467,135               445,829
    Corporate Express NV, Term Loan D-1 Add-On, 7.11%,
      12/23/10 ......................................................      United States              995,000               983,926
    IDEARC Inc., Term Loan B, 7.36%, 11/17/14 .......................      United States              995,000               957,439
    Workflow Management Inc., Term Loan B, 9.355%, 11/30/11 .........      United States              486,331               481,224
                                                                                                                    ----------------
                                                                                                                          3,868,659
                                                                                                                    ----------------
    COMMUNICATIONS 0.1%
    Alaska Communications Systems Holdings Inc., 2006 Incremental
      Loan, 7.11%, 2/01/12 ..........................................      United States            1,000,000               986,800
                                                                                                                    ----------------
    CONSUMER DURABLES 0.3%
    Jarden Corp.,
       Term Loan B1, 7.11%, 1/24/12 .................................      United States              165,182               161,722
       Term Loan B2, 7.11%, 1/24/12 .................................      United States              770,007               754,353
    Tupperware Corp., Term Loan B, 6.86%, 12/05/12 ..................      United States            1,025,140             1,008,594
    United Components Inc., Term Loan D, 7.36%, 6/29/12 .............      United States            1,000,000               988,660
                                                                                                                    ----------------
                                                                                                                          2,913,329
                                                                                                                    ----------------


58 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    CONSUMER NON-DURABLES 0.6%
    Acco Brands Corp., Term Loan B, 7.11%, 8/17/12 ..................      United States              800,000       $       782,576
    Central Garden & Pet Co., Term Loan B, 6.82%, 9/30/12 ...........      United States            1,065,893             1,049,425
    Dean Foods Co., Term Loan B, 6.86%, 4/02/14 .....................      United States              498,750               488,266
    Michael Foods Inc., Term Loan B1, 7.361%, 11/21/10 ..............      United States            1,042,031             1,013,125
    Southern Wine & Spirits of America Inc., Term Loan B, 6.86%,
      5/31/12 .......................................................      United States            1,184,231             1,169,867
    Warnaco Inc., Term Loan, 6.84% - 8.75%, 1/31/13 .................      United States            1,156,574             1,138,925
                                                                                                                    ----------------
                                                                                                                          5,642,184
                                                                                                                    ----------------
    CONSUMER SERVICES 0.8%
    Cinemark USA Inc., Term Loan, 7.04% - 7.15%, 10/05/13 ...........      United States              893,250               877,520
    Cinram International, Term Loan B, 7.355%, 5/05/11 ..............          Canada                  49,621                48,766
    Citadel Broadcasting Corp., Term Loan B, 6.985%, 6/12/14 ........      United States            1,000,000               948,950
    CSC Holdings Inc. (Cablevision), Incremental Term Loan, 7.07%,
      3/29/13 .......................................................      United States              987,500               953,964
    Entravision Communications Corp., Term Loan B, 6.86%,
      3/29/13 .......................................................      United States              598,477               592,977
    Gatehouse Media Operating Inc.,
       Delayed Draw Term Loan, 7.36%, 8/28/14 .......................      United States              108,696               104,520
       Term Loan, 7.36%, 8/28/14 ....................................      United States              291,304               280,112
    MCC Iowa,
       Term Loan D-1, 7.07% - 7.11%, 1/31/15 ........................      United States              935,371               897,657
       Term Loan D-2 (Delayed Draw), 7.07%, 1/31/15 .................      United States               88,058                84,507
    Regal Cinemas Corp., Term Loan, 6.86%, 10/27/13 .................      United States            1,094,486             1,051,768
    Tribune Co., Term Loan B, 8.36%, 5/16/14 ........................      United States            1,200,000             1,077,000
    Univision Communications Inc., Term Loan B, 7.61%, 9/29/14 ......      United States              939,597               861,348
                                                                                                                    ----------------
                                                                                                                          7,779,089
                                                                                                                    ----------------
    ELECTRONIC TECHNOLOGY 0.1%
    DRS Technologies Inc., Term Loan, 6.86%, 1/31/13 ................      United States              864,209               841,134
                                                                                                                    ----------------
    ENERGY MINERALS 0.1%
    Alpha Natural Resources LLC, Term Loan B, 7.11%,
      10/26/12 ......................................................      United States              985,000               969,270
                                                                                                                    ----------------
    FINANCE 0.2%
    Avis Budget Car Rental LLC, Term Loan, 6.61%, 4/19/12 ...........      United States              911,786               886,539
    TD Ameritrade Holding Corp., Term Loan B, 6.82%,
      12/31/12 ......................................................      United States              983,088               967,358
                                                                                                                    ----------------
                                                                                                                          1,853,897
                                                                                                                    ----------------
    HEALTH SERVICES 0.4%
  e Community Health Systems Inc.,
       Delay Draw, 9.50%, 4/30/14 ...................................      United States               61,872                59,733
       Term Loan, 9.50%, 4/30/14 ....................................      United States              938,128               905,707
    Fresenius Medical Care Holdings Inc., Term Loan B,
      6.73% - 6.735%, 3/31/13 .......................................      United States              901,786               871,865


                                        Quarterly Statements of Investments | 59

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    HEALTH SERVICES (CONTINUED)
  e HCA Inc., Term Loan B-1, 7.61%, 11/18/13 ........................      United States            1,225,960       $     1,159,611
    Health Management Associates Inc., Term Loan B, 7.11%,
      2/28/14 .......................................................      United States            1,197,000             1,144,571
                                                                                                                    ----------------
                                                                                                                          4,141,487
                                                                                                                    ----------------
    HEALTH TECHNOLOGY 0.1%
    DJ Orthopedics LLC, Term Loan B, 6.875%, 4/07/13 ................      United States            1,020,168               998,489
                                                                                                                    ----------------
    INDUSTRIAL SERVICES 0.1%
    Allied Waste North America Inc.,
       Credit Link, 5.32%, 3/28/14 ..................................      United States              276,841               267,932
       Term Loan B, 7.06% - 7.14%, 1/15/12 ..........................      United States              509,431               493,038
                                                                                                                    ----------------
                                                                                                                            760,970
                                                                                                                    ----------------
    PROCESS INDUSTRIES 0.5%
    Berry Plastics Holding Corp., Term Loan C, 7.355%, 4/03/15 ......      United States               99,251                95,474
    Celanese U.S. Holdings LLC, Dollar Term Loan, 7.11%,
      4/02/14 .......................................................      United States              997,500               947,446
    Georgia-Pacific Corp.,
       Additional Term Loan, 7.11%, 12/20/12 ........................      United States              497,500               468,789
       Term Loan B, 7.11%, 12/20/12 .................................      United States              689,500               652,791
    Hexion Specialty Chemicals BV, Term Loan C-5, 7.625%,
      5/03/13 .......................................................       Netherlands             1,000,000               982,070
    Huntsman International, Term Loan B, 7.07%, 4/19/14 .............      United States              738,836               714,573
    Ineos U.S. Finance LLC,
       Term Loan B2, 7.58%, 12/16/13 ................................      United States              247,500               239,206
       Term Loan C2, 8.08%, 12/23/14 ................................      United States              247,500               244,194
    Nalco Co., Term Loan B, 7.07% - 7.12%, 11/04/10 .................      United States              204,891               200,910
                                                                                                                    ----------------
                                                                                                                          4,545,453
                                                                                                                    ----------------
    PRODUCER MANUFACTURING 0.2%
    GPS CCMP Merger Corp. (Generac), Term Loan B, 7.86%,
      11/09/13 ......................................................      United States              500,000               464,245
    NCI Building Systems Inc., Term Loan B, 6.82%, 6/18/10 ..........      United States              976,997               968,439
    Sensus Metering Systems Inc.,
       Term Loan B1, 7.36% - 7.383%, 12/17/10 .......................      United States              186,957               184,653
       Term Loan B2, 7.36% - 7.383%, 12/17/10 .......................        Luxembourg                17,582                17,365
    TriMas Co. LLC,
       Term Loan B, 7.59% - 7.61%, 8/02/13 ..........................      United States              207,044               203,969
       Tranche B-1 L/C, 8.07%, 8/02/13 ..............................      United States               48,140                47,657
                                                                                                                    ----------------
                                                                                                                          1,886,328
                                                                                                                    ----------------


60 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN TOTAL RETURN FUND                                         COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a       VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
    c SENIOR FLOATING RATE INTERESTS (CONTINUED)
      REAL ESTATE INVESTMENT TRUSTS 0.1%
      Capital Automotive REIT, Term Loan B, 7.07%, 12/15/10 ..........       United States             590,723       $      588,567
      CB Richard Ellis Services Inc., Term Loan B, 6.82%,
        12/20/13 .....................................................       United States             945,909              926,272
                                                                                                                     ---------------
                                                                                                                          1,514,839
                                                                                                                     ---------------
      RETAIL TRADE 0.1%
      Easton Bell Sports Inc., Term Loan B, 7.11%, 3/16/12 ...........       United States           1,090,727            1,075,872
                                                                                                                     ---------------
      TECHNOLOGY SERVICES 0.1%
      Nuance Communications Inc.,
         Term Loan, 7.32%, 3/31/13 ...................................       United States             288,788              283,910
         Term Loan B-1, 7.32%, 3/31/13 ...............................       United States             598,500              588,391
                                                                                                                     ---------------
                                                                                                                            872,301
                                                                                                                     ---------------
      UTILITIES 0.2%
      Knight Inc. (Kinder Morgan), Term Loan B, 6.82%, 5/30/14 .......       United States             872,727              844,547
      NRG Energy Inc.,
         Credit Link, 7.07%, 2/01/13 .................................       United States             238,093              230,641
         Term Loan, 7.11%, 2/01/13 ...................................       United States             573,511              555,560
                                                                                                                     ---------------
                                                                                                                          1,630,748
                                                                                                                     ---------------
      TOTAL SENIOR FLOATING RATE INTERESTS (COST $43,658,735) ........                                                   42,280,849
                                                                                                                     ---------------
      CREDIT - LINKED STRUCTURED NOTE (COST $1,203,198) 0.1%
      FINANCE CONGLOMERATES 0.1%
  b,c Credit Suisse First Boston International, 144A, FRN, 7.65%,
        3/20/09 ......................................................       United States           1,200,000            1,209,000
                                                                                                                     ---------------
      TOTAL LONG TERM INVESTMENTS
         (COST $1,171,840,012) .......................................                                                1,167,140,644
                                                                                                                     ---------------
      SHORT TERM INVESTMENTS 24.0%
      FOREIGN GOVERNMENT SECURITIES 2.5%
    h Egypt Treasury Bill, 9/18/07 ...................................           Egypt               5,300,000 EGP          929,652
      Government of Malaysia, 3.17%, 5/15/08 .........................          Malaysia            19,600,000 MYR        5,661,367
      Government of Malaysia, 3.546%, 1/11/08 ........................          Malaysia             5,030,000 MYR        1,457,528
      Government of Malaysia, 3.569%, 2/14/08 ........................          Malaysia             7,465,000 MYR        2,160,993
    h Malaysia Treasury Bills, 11/01/07 - 6/06/08 ....................          Malaysia            18,030,000 MYR        5,138,442
    h Norway Treasury Bills, 9/09/07 - 3/09/08 .......................           Norway             56,955,000 NOK        9,509,818
                                                                                                                     ---------------
      TOTAL FOREIGN GOVERNMENT SECURITIES (COST $24,488,963) .........                                                   24,857,800
                                                                                                                     ---------------
      U.S. GOVERNMENT AND AGENCY SECURITIES (COST $797,565) 0.1%
  h,n U.S. Treasury Bill, 8/23/07 ....................................       United States             800,000              797,601
                                                                                                                     ---------------
      TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
        (COST $1,197,126,540) ........................................                                                1,192,796,045
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 61

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN TOTAL RETURN FUND                                         COUNTRY/ORGANIZATION        SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENTS (CONTINUED)
      MONEY MARKET FUND (COST $208,067,864) 21.4%
    n Franklin Institutional Fiduciary Trust Money Market Portfolio,
         5.00% .......................................................       United States         208,067,864       $  208,067,864
                                                                                                                     ---------------
      TOTAL INVESTMENTS (COST $1,405,194,404) 143.9% .................                                                1,400,863,909
      SECURITY SOLD SHORT (7.2)% .....................................                                                  (69,895,369)
      NET UNREALIZED LOSS ON CREDIT DEFAULT SWAPS (0.0)% f ...........                                                     (202,168)
      NET UNREALIZED GAIN ON FORWARD EXCHANGE
         CONTRACTS 0.1% ..............................................                                                      611,062
      OTHER ASSETS, LESS LIABILITIES (36.8)% .........................                                                 (357,883,636)
                                                                                                                     ---------------
      NET ASSETS 100.0% ..............................................                                               $  973,493,798
                                                                                                                     ===============

                                                                                           -------------------
                                                                                           PRINCIPAL AMOUNT a
                                                                                           -------------------
      SECURITY SOLD SHORT 7.2%
      MORTGAGE-BACKED SECURITIES 7.2% (PROCEEDS $69,392,586)
      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE
      GNMA II SF 30 Year, 6.00%, 8/01/30 ............................        United States          69,950,000       $   69,895,369
                                                                                                                     ===============

See Currency and Selected Portfolio Abbreviations on page 63.

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2007, the aggregate value of these securities was $59,610,720, representing 6.12% of net assets.

c The coupon rate shown represents the rate at period end.

d Perpetual bond with no stated maturity date.

e Security purchased on a when-issued, delayed delivery or to-be-announced basis.

f Rounds to less than 0.1% of net assets.

g Principal amount of security is adjusted for inflation.

h The security is traded on a discount basis with no stated coupon rate.

i A supranational organization is an entity formed by two or more central governments through international treaties.

j The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

k Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2007, the value of this security was $1,872,000, representing 0.19% of net assets.

l Principal amount is stated in 100 Mexican Peso Units.

m Principal amount is stated in 1,000 Brazilian Real Units.

n On deposit with broker for initial margin on futures contracts (Note 5).

o The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


62 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENTS OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

CURRENCY ABBREVIATIONS

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EGP - Egyptian Pound
IDR - Indonesian Rupiah
ISK - Iceland Krona
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
PEN - Peruvian Nuevo Sol
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
SKK - Slovak Koruna
THB - Thai Baht

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
DIP   - Debtor-In-Possession
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GNMA  - Government National Mortgage Association
L/C   - Letter of Credit
PC    - Participation Certificate
SF    - Single Family


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 63

Franklin Investors Securities Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Investors Securities Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of nine funds (the Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.


64 | Quarterly Statements of Investments

Franklin Investors Securities Trust

2. SECURITY VALUATION (CONTINUED)

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At July 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                      ----------------------------------------------------
                                                          FRANKLIN
                                                         ADJUSTABLE                          FRANKLIN
                                                      U.S. GOVERNMENT       FRANKLIN        CONVERTIBLE
                                                      SECURITIES FUND    BALANCED FUND    SECURITIES FUND
                                                      ----------------------------------------------------
Cost of investments ...............................   $   367,736,099   $   31,580,558   $  1,026,077,054
                                                      ====================================================

Unrealized appreciation ...........................   $       189,344   $    1,467,061   $    148,882,665
Unrealized depreciation ...........................        (4,396,573)        (720,872)       (71,601,492)
                                                      ----------------------------------------------------
Net unrealized appreciation (depreciation) ........   $    (4,207,229)  $      746,189   $     77,281,173
                                                      ====================================================

                                                      ----------------------------------------------------
                                                                           FRANKLIN          FRANKLIN
                                                          FRANKLIN         FLOATING      LIMITED MATURITY
                                                           EQUITY          RATE DAILY     U.S. GOVERNMENT
                                                        INCOME FUND       ACCESS FUND     SECURITIES FUND
                                                      ----------------------------------------------------
Cost of investments ...............................   $   905,728,651   $2,248,344,165   $    206,720,714
                                                      ====================================================

Unrealized appreciation ...........................   $   205,293,564   $      508,108   $        618,494
Unrealized depreciation ...........................       (41,281,135)     (57,294,537)        (1,807,465)
                                                      ----------------------------------------------------
Net unrealized appreciation (depreciation) ........   $   164,012,429   $  (56,786,429)  $     (1,188,971)
                                                      ====================================================


                                        Quarterly Statements of Investments | 65

Franklin Investors Securities Trust

3. INCOME TAXES (CONTINUED)

                                                      ----------------------------------------------------
                                                          FRANKLIN
                                                        LOW DURATION       FRANKLIN          FRANKLIN
                                                        TOTAL RETURN      REAL RETURN      TOTAL RETURN
                                                            FUND             FUND              FUND
                                                      ----------------------------------------------------
Cost of investments ...............................   $    15,143,626   $   56,697,294   $  1,407,353,150
                                                      ====================================================

Unrealized appreciation ...........................   $       110,502   $    4,609,590   $     11,716,687
Unrealized depreciation ...........................           (75,813)      (3,644,260)       (18,205,928)
                                                      ----------------------------------------------------
Net unrealized appreciation (depreciation) ........   $        34,689   $      965,330   $     (6,489,241)
                                                      ====================================================

4. CREDIT DEFAULT SWAPS

At July 31, 2007, the Franklin Low Duration Total Return Fund and the Franklin Total Return Fund had the following credit default swap contracts outstanding:

FRANKLIN LOW DURATION TOTAL RETURN FUND

------------------------------------------------------------------------------------------------------------------------
                                                                        PERIODIC
                                                            NOTIONAL     PAYMENT   EXPIRATION   UNREALIZED   UNREALIZED
                                                             AMOUNT       RATE        DATE         GAIN         LOSS
------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
Anadarko Petroleum Corp., 6.125%, 3/15/12
   (Citigroup) .........................................   $  180,000      0.33%      3/20/1    $    1,504   $       --
Dow Jones CDX North America High Yield Swap
   Series 7 (Credit Suisse International) ..............      100,000      3.25%     12/20/1         1,543           --
Ford Motor Credit Co., 7.00%, 10/01/13
   (Merrill Lynch) .....................................      150,000      2.75%      9/20/1         5,586           --
GMAC LLC, 6.875%, 8/28/12
   (Merrill Lynch) .....................................      150,000     0.845%      3/20/1        10,208           --

CONTRACTS TO SELL PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
CMBX.NA.BBB.2 (JPMorgan Chase) .........................      200,000      0.60%     3/15/49            --      (23,790)
LCDX.NA.8 (JPMorgan Chase) .............................    1,000,000      1.20%     6/20/12            --      (77,500)
                                                                                                ------------------------
   Unrealized gain (loss) on credit default swaps ...........................................       18,841     (101,290)
                                                                                                ------------------------
      Net unrealized gain (loss) on credit default swaps ....................................   $       --   $  (82,449)
                                                                                                ========================


66 | Quarterly Statements of Investments

Franklin Investors Securities Trust

4. CREDIT DEFAULT SWAPS (CONTINUED)

FRANKLIN TOTAL RETURN FUND

--------------------------------------------------------------------------------------------------------------------------
                                                                         PERIODIC
                                                             NOTIONAL     PAYMENT   EXPIRATION   UNREALIZED    UNREALIZED
                                                              AMOUNT       RATE        DATE         GAIN          LOSS
--------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
The Allstate Corp., 6.75%, 5/15/18
   (JPMorgan Chase) ....................................   $ 5,000,000      0.25%     9/20/17    $   64,171   $        --
Anadarko Petroleum Corp., 6.125%,
   3/15/12 (Citigroup) .................................    10,480,000      0.33%     3/20/12        87,587            --
Dow Jones CDX North America High Yield
   Swap Series 7 (Credit Suisse International) .........     7,000,000      3.25%    12/20/11       498,998            --
Dow Jones CDX North America High Yield
   Swap Series 7 (Goldman Sachs) .......................     2,000,000      3.25%    12/20/11       158,821            --
Dow Jones CDX North America High Yield
   Swap Series 7 (Merrill Lynch) .......................     9,000,000      3.25%    12/20/11       686,568            --
Dow Jones CDX North America Investment
   Grade Swap Series 7 (Credit Suisse
   International) ......................................    12,000,000      0.40%    12/20/11       185,157            --
First Energy Corp., 6.45%, 11/15/11 (Citigroup) ........     4,500,000      0.46%     3/20/11            --       (17,303)
Ford Motor Credit Co., 7.00%, 10/01/13
   (Merrill Lynch) .....................................    11,850,000      2.75%     9/20/10       441,287            --
GMAC LLC, 7.75%, 1/19/10 (Merrill Lynch) ...............     8,850,000     0.845%     3/20/10       602,266            --

CONTRACTS TO SELL PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
CMBX.NA.BBB.2 (JPMorgan Chase) .........................    23,800,000      0.60%     3/15/49            --    (2,805,905)
Tenet Healthcare Corp., 7.375%, 2/01/13
   (Credit Suisse International) .......................       800,000      3.50%     6/20/12            --      (103,815)
                                                                                                 -------------------------
   Unrealized gain (loss) on credit default swaps ............................................    2,724,855    (2,927,023)
                                                                                                 -------------------------
      Net unrealized gain (loss) on credit default swaps .....................................   $       --   $  (202,168)
                                                                                                 =========================

5. FINANCIAL FUTURES AND FORWARD EXCHANGE CONTRACTS

At July 31, 2007, the Franklin Total Return Fund had the following financial futures contracts outstanding:

------------------------------------------------------------------------------------------------
                                              NUMBER OF   DELIVERY     CONTRACT      UNREALIZED
CONTRACTS TO BUY                              CONTRACTS     DATES     FACE VALUE    GAIN (LOSS)
------------------------------------------------------------------------------------------------
U.S. Treasury 20 Year Bond ................      111       9/19/07   $ 11,100,000   $    84,984
U.S. Treasury 2 Year Note .................       95       9/28/07     19,000,000        79,500
U.S. Treasury 5 Year Note .................       14       9/28/07      1,400,000         6,234


                                        Quarterly Statements of Investments | 67

Franklin Investors Securities Trust

5. FINANCIAL FUTURES AND FORWARD EXCHANGE CONTRACTS (CONTINUED)

At July 31, 2007, the Franklin Low Duration and the Franklin Total Return Fund had the following forward exchange contracts outstanding:

FRANKLIN LOW DURATION TOTAL RETURN FUND

-----------------------------------------------------------------------------------------------------
                                                 CONTRACT       SETTLEMENT   UNREALIZED   UNREALIZED
                                                 AMOUNT a          DATE         GAIN         LOSS
-----------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
        600,000     Iceland Krona ........   $      8,024        10/09/07    $    1,621   $       --
      3,953,250     Japanese Yen .........         34,426         1/22/08            --         (349)
      2,956,500     Japanese Yen .........         25,000         6/23/08           905           --
      5,307,773     Japanese Yen .........         45,000         6/30/08         1,543           --
      5,777,000     Japanese Yen .........         48,895         4/14/08         1,345           --
Unrealized gain (loss) on forward exchange contracts .....................        5,414         (349)
                                                                             ------------------------
      Net unrealized gain (loss) on forward exchange contracts ...........   $    5,065   $       --
                                                                             ========================
FRANKLIN TOTAL RETURN FUND

-----------------------------------------------------------------------------------------------------
                                                 CONTRACT       SETTLEMENT   UNREALIZED   UNREALIZED
                                                 AMOUNT a          DATE         GAIN         LOSS
-----------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
     54,500,000     Iceland Krona ........   $    728,804         10/09/07   $  147,279   $       --
    218,558,250     Japanese Yen .........      1,903,287          1/22/08           --      (19,305)
    265,742,000     Japanese Yen .........      2,249,192          4/14/08       61,874           --
    215,824,500     Japanese Yen .........      1,825,000          6/23/08       66,084           --
    542,572,300     Japanese Yen .........      4,600,000          6/30/08      157,680           --
CONTRACTS TO SELL
     50,417,174     Mexican Peso .........    191,340,764 INR      5/15/08      197,450           --
                                                                             ========================
Unrealized gain (loss) on forward exchange contracts .....................      630,367      (19,305)
                                                                             ------------------------
      Net unrealized gain (loss) on forward exchange contracts ...........   $  611,062   $       --
                                                                             ========================

a In U.S. dollar unless otherwise indicated.

CURRENCY ABBREVIATIONS

INR - Indian Rupee

6. OTHER CONSIDERATIONS

Officers, directors or employees of the Franklin Floating Rate Daily Access Fund's Investment Manager, may serve from time to time as members of bondholders' steering committees or official creditors' committees. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the fund's policies and the requirements of applicable securities laws, could prevent the fund from trading in the securities of such companies for limited or extended periods of time.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


68 | Quarterly Statements of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   September 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    September 27, 2007










                              Exhibit A



I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN INVESTORS SECURITIES TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

09/27/07


/s/ JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration









I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN INVESTORS SECURITIES TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

09/27/07


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer